                              SEASONS SERIES TRUST

                                     [LOGO]

                               Semiannual Report
                               SEPTEMBER 30, 1998

DEAR INVESTOR:

We are pleased to present the semiannual report for the Seasons Series Trust, the underlying investment for your SEASONS VARIABLE ANNUITY issued by Anchor National Life Insurance Company. The report covers the six months from March 31, 1998, to September 30, 1998. During the market volatility of this period, SEASONS' emphasis on performance AND risk management helped to provide solid performance for investors.

For a better understanding of the state of the economy, we have included an overview of the global, U.S. equity and U.S. fixed income markets over the past six months, as well as comments from SEASONS' five world-class money managers:
Putnam Investment Management, Inc., T. Rowe Price Associates, Inc., Janus Capital Corporation, SunAmerica Asset Management Corp., and Wellington Management Company, LLP.

GLOBAL MARKET OVERVIEW

Strong economic growth and low interest rates in the U.S. helped the S&P 500 move to record highs by mid-July, while many European markets also rallied to new highs in light of the potential benefits of European Monetary Union (EMU). However, general sentiment toward developed equity markets turned sharply negative in mid-summer, triggered by continuing economic problems in Japan, default by Russia on government debt, and concerns over Brazil and other Latin American economies. Developed market government bonds, on the other hand, soared as investors scrambled for safe-haven investments, causing yields to fall to all-time lows.

    Outlook from Putnam Investment Management
    "WE REMAIN CONVINCED THAT U.S. AND EUROPEAN ECONOMIES ARE NOT HEADED FOR RECESSION. THE BALANCE OF RISK HAS SHIFTED, BY THE FED'S OWN ADMISSION, FROM THE RISK OF STRONGER GROWTH AND INFLATION TO THE RISK OF A SLOWDOWN AND A GLOBAL CREDIT CRUNCH. WITH THIS IN MIND, THE FED APPEARS POISED FOR FURTHER REDUCTIONS IN INTEREST RATES, WHICH SHOULD SEND A STRONG AND REASSURING MESSAGE TO MARKETS."

U.S. EQUITY MARKET OVERVIEW

Domestic markets initially built on the impressive gains from earlier in the year, reaching their peak in mid-July. However, this rally was within a relatively narrow range, led by gains in only a handful of large blue-chip companies. Meanwhile, the broader market, particularly small- and midsize stocks, continued a correction that began in May. Amid the growing turmoil, even the market stalwarts succumbed to selling pressures late in the period as investors reacted to fears that a global economic slowdown could depress corporate earnings. These fears reached a pinnacle on August 31st, and the Dow Jones fell 517 points--its third largest point drop ever.

September provided limited relief, with markets gaining some ground against a backdrop of benign inflation, declining long-term interest rate cuts, and anticipation of a Federal Reserve interest rate cut. Investors rewarded companies with strong earnings growth but severely punished companies that missed their numbers. Responding to the heightened global uncertainty, the Federal Reserve cut interest rates by 25 basis points. However, this move was smaller than anticipated, and the markets ended the period on a negative note.

    Outlook from SunAmerica Asset Management Corp.
    "WE BELIEVE THE OUTLOOK FOR THE ECONOMY CONTINUES TO BE POSITIVE, EVEN IN THE FACE OF CONTINUED UNCERTAINTIES. THE ECONOMY OF THE U.S. REMAINS ON TRACK, MARKED BY LOW INFLATION, CONSISTENT--ALBEIT MODEST--CORPORATE PROFIT GROWTH, AND A BUDGET SURPLUS. AS WE LOOK TO THE COMING YEAR, IT IS OUR CONTENTION THAT THE U.S. WILL NOT ENTER A RECESSION IN 1999. AND, WITH A MORE PROACTIVE FED, WE FEEL INCREASINGLY CONFIDENT THAT A LOW IN THE STOCK MARKET HAS BEEN SEEN."

    Outlook from Janus Capital Corporation
    "LOOKING AHEAD, WE THINK THE ONE CERTAINTY FOR FINANCIAL MARKETS IS CONTINUED VOLATILITY. THERE IS ALSO NO QUESTION THAT MANY COMPANIES WILL SEE THEIR EARNINGS IMPACTED IN THIS ENVIRONMENT. HOWEVER, LOWER INTEREST RATES WILL PROVIDE A POWERFUL BACKDROP FOR STOCKS OF COMPANIES THAT CAN CONTINUE TO GROW THEIR EARNINGS. WHILE THE COMING PERIOD WILL BE CHALLENGING, IT IS PRECISELY THE KIND OF ENVIRONMENT THAT TESTS A STOCK PICKER'S ABILITIES AND ONE IN WHICH WE AT JANUS BELIEVE WE CAN ADD VALUE."

    Outlook from T. Rowe Price Associates, Inc.
    "WE DO NOT BELIEVE INVESTORS SHOULD BECOME OVERLY PESSIMISTIC, BUT RATHER THAT THEY SHOULD BE PATIENT AND MODERATE THEIR EXPECTATIONS FOR FUTURE EQUITY RETURNS. WE ARE CONFIDENT THAT EQUITY MARKETS WILL EVENTUALLY REGAIN THEIR FOOTING AND THAT OUR FUNDS ARE WELL POSITIONED FOR POTENTIAL LONG-TERM GROWTH."

U.S. FIXED INCOME MARKET OVERVIEW

A late-period Treasury rally was supported by low inflation, slowing growth, and the substantial problems overseas, which provoked a flight to quality. All spread sectors ended the period lagging Treasuries as investors--voluntarily or not--unwound their positions in mortgages and corporate bonds, and especially in U.S. high yield debt.

    Outlook from Wellington Management Company
    "WE PLAN TO CAREFULLY MONITOR THE FOREIGN POLITICAL AND ECONOMIC TRENDS, BUT AT THIS POINT, WE EXPECT ONLY A MANAGEABLE SLOWDOWN--NOT THE MASSIVE DETERIORATION IN THE U.S. ECONOMY THAT CURRENT TREASURY PRICES IMPLY."

As a SEASONS VARIABLE ANNUITY investor, you have the opportunity to take advantage of the combined experience and expertise of our five highly regarded money managers. With the recent volatility in the markets, it is reassuring to remember that the SEASONS VARIABLE ANNUITY offers automatic asset allocation and quarterly portfolio rebalancing to help you reduce risk and ensure that your investments remain on track to reach your financial goals.

Finally, we want to thank you for choosing SEASONS to help build your Personal Retirement Portfolio-TM-. We appreciate the confidence you have placed in your five money managers and in the SEASONS VARIABLE ANNUITY--a timeless investment product from Anchor National Life Insurance Company, a subsidiary of SunAmerica, The Retirement Specialist-TM-.

Sincerely,

/s/ Eli Broad

Eli Broad
CHAIRMAN AND CHIEF EXECUTIVE OFFICER
ANCHOR NATIONAL LIFE INSURANCE COMPANY

----------------

SEASONS SERIES TRUST
MULTI-MANAGED
GROWTH PORTFOLIO                      INVESTMENT PORTFOLIO -- SEPTEMBER 30, 1998

                                                                     (UNAUDITED)

COMMON STOCK -- 63.1%                        SHARES           VALUE
-----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 4.2%
APPAREL & TEXTILES -- 0.6%
Gerber Childrenswear, Inc.+ ............          2,100   $      16,669
Mohawk Industries, Inc.+ ...............          4,800         131,400
Movado Group, Inc. .....................          3,000          63,000
Oakley, Inc.+ ..........................          7,000          67,375

AUTOMOTIVE -- 0.6%
Federal-Mogul Corp. ....................          3,225         150,769
Ford Motor Co. .........................          1,000          46,938
General Motors Corp. ...................          1,000          54,687

HOUSING -- 0.0%
Krause's Furniture, Inc.+ ..............          3,600           4,275

RETAIL -- 3.0%
Abercrombie & Fitch Co.+@ ..............          3,300         145,200
Amazon.com, Inc.+ ......................            995         111,067
CDnow, Inc.+ ...........................          2,600          23,400
Costco Cos., Inc.+ .....................          3,155         149,468
CVS Corp. ..............................          2,700         118,294
Dayton Hudson Corp. ....................          1,700          60,775
Elder-Beerman Stores Corp.+ ............          4,100          71,237
Federated Department Stores, Inc.+ .....            900          32,738
Gap, Inc. ..............................          2,900         152,975
Home Depot, Inc. .......................          4,600         181,700
Mac-Gray Corp.+ ........................          4,500          40,500
Office Depot, Inc.+ ....................          2,200          49,362
Restoration Hardware, Inc.+ ............          1,300          26,813
Sunglass Hut International, Inc.+ ......          5,000          28,750
U.S. Vision, Inc.+ .....................          3,000          25,125
Wal-Mart Stores, Inc. ..................          2,900         158,412
                                                          -------------
                                                              1,910,929
                                                          -------------

CONSUMER STAPLES -- 0.3%
FOOD, BEVERAGE & TOBACCO -- 0.2%
Philip Morris Cos., Inc. ...............          1,700          78,306
UST, Inc. ..............................            600          17,738

HOUSEHOLD PRODUCTS -- 0.1%
Colgate-Palmolive Co. ..................            700          47,950
                                                          -------------
                                                                143,994
                                                          -------------

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                                                                               1

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
ENERGY -- 1.6%
ENERGY SERVICES -- 0.6%
Schlumberger Ltd. ......................          1,000   $      50,312
Transocean Offshore, Inc. ..............          6,145         213,155

ENERGY SOURCES -- 1.0%
Chevron Corp. ..........................          1,000          84,062
Enron Corp. ............................            900          47,531
Exxon Corp. ............................            800          56,150
Mobil Corp. ............................            500          37,969
Ocean Rig ASA+ ....................(NOK)        117,089          46,399
Royal Dutch Petroleum Co. ..............          1,400          66,675
Smith International, Inc.+ .............          3,600          98,775
Texaco, Inc. ...........................            800          50,150
                                                          -------------
                                                                751,178
                                                          -------------

FINANCE -- 5.9%
BANKS -- 2.3%
Ambanc Holding Co., Inc. ...............            325           4,225
Bank of New York Co., Inc. .............         10,390         284,426
Chase Manhattan Corp. ..................            800          34,600
Citicorp ...............................            250          23,234
Crestar Financial Corp. ................            675          38,306
First Union Corp. ......................            700          35,831
Firstar Corp. ..........................          1,575          79,734
Golden State Bancorp, Inc.+ ............          1,600          31,900
Hamilton Bancorp, Inc.+ ................          1,600          41,700
Hibernia Corp., Class A ................          2,500          36,094
Mellon Bank Corp. ......................          1,000          55,063
NationsBank Corp. ......................            680          36,380
Star Banc Corp. ........................          2,245         148,451
Summit Bancorp. ........................          1,350          50,625
U.S. Bancorp ...........................          4,170         148,296

FINANCIAL SERVICES -- 2.4%
American Express Co. ...................            900          69,862
American General Corp. .................            700          44,713
Associates First Capital Corp., Class
  A ....................................          4,140         270,135
Capital One Financial Corp. ............          1,000         103,500
Equitable Cos., Inc. ...................            700          28,963
Federal National Mortgage
  Association ..........................            800          51,400
Fleet Financial Group, Inc. ............          2,100         154,219
HealthCare Financial Partners, Inc.+ ...          1,800          75,600
Household International, Inc. ..........          1,000          37,500
Morgan Stanley, Dean Witter & Co. ......            400          17,225
Newcourt Credit Group, Inc. ............          2,475          64,659
PaineWebber Group, Inc. ................            900          27,000
Providian Financial Corp. ..............          1,000          84,812
Raymond James Financial, Inc. ..........          1,300          27,300
Travelers Group, Inc. ..................            900          33,750

INSURANCE -- 1.2%
Aetna, Inc. ............................            300          20,850
Allstate Corp. .........................          1,400          58,362

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2

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
FINANCE (CONTINUED)
INSURANCE (CONTINUED)
Annuity & Life Re Holdings Ltd.+ .......          2,100   $      41,475
Chubb Corp. ............................            300          18,900
Reliance Group Holdings, Inc. ..........          4,000          56,250
The Hartford Financial Services Group,
  Inc. .................................            800          37,950
UNUM Corp. .............................          6,715         333,652
                                                          -------------
                                                              2,706,942
                                                          -------------

HEALTHCARE -- 10.6%
DRUGS -- 7.7%
Abbott Laboratories, Inc. ..............            800          34,750
ALZA Corp.+ ............................          9,935         430,931
Amgen, Inc.+ ...........................            900          68,006
Biogen, Inc.+ ..........................          1,100          72,394
Bristol-Myers Squibb Co. ...............            500          51,938
Centocor, Inc.+ ........................          8,245         326,708
Eli Lilly & Co. ........................          6,675         522,736
Merck & Co., Inc. ......................            600          77,737
Pfizer, Inc. ...........................          6,050         640,922
Pharmacia & Upjohn, Inc. ...............          4,085         205,016
Sepracor, Inc.+@ .......................          1,000          65,750
Warner-Lambert Co. .....................         13,865       1,046,807

HEALTH SERVICES -- 1.2%
IMS Health, Inc. .......................          5,490         340,037
Omnicare, Inc. .........................          3,904         137,616
Sunrise Assisted Living, Inc.+ .........          1,000          34,312
Vision Twenty-One, Inc.+ ...............            500           3,469

MEDICAL PRODUCTS -- 1.7%
ADAC Laboratories ......................          1,400          33,600
Allegiance Corp. .......................          1,000          29,750
Baxter International, Inc. .............          1,000          59,500
Johnson & Johnson ......................            800          62,600
Medaphis Corp.+ ........................          8,200          36,900
MedImmune, Inc.+ .......................          1,800         116,550
Nanogen, Inc.+ .........................          4,500          16,453
Schering-Plough Corp. ..................            600          62,138
Sofamor Danek Group, Inc.+ .............          4,140         368,460
United States Surgical Corp. ...........            125           5,211
                                                          -------------
                                                              4,850,291
                                                          -------------

INDUSTRIAL & COMMERCIAL -- 4.2%
AEROSPACE & MILITARY TECHNOLOGY -- 0.2%
Orbital Sciences Corp.+ ................          2,855          80,118

BUSINESS SERVICES -- 2.4%
Apollo Group, Inc., Class A+ ...........          2,490          69,409
Caliber Learning Network, Inc.+ ........          3,050          18,491
D.R. Horton, Inc. ......................          2,700          43,200
Delta & Pine Land Co. ..................          3,640         160,160
DSET Corp.+ ............................          6,600          56,100

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                                                                               3

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
BUSINESS SERVICES (CONTINUED)
HA-LO Industries, Inc.+ ................          4,100   $     119,925
ITT Educational Services, Inc.+ ........          3,100          99,200
Paychex, Inc. ..........................          2,200         113,437
RCM Technologies, Inc.+ ................          4,700          69,325
Service Corp. International ............          1,000          31,875
Storage Technology Corp.+ ..............          1,700          43,244
Sylvan Learning Systems, Inc.+ .........          3,500          81,813
Technology Solutions Co.+ ..............          3,805          42,806
The Kroll O'Gara Co.+ ..................          3,900          91,162
Waste Management, Inc.+ ................          1,100          52,869

MACHINERY -- 0.1%
United Technologies Corp. ..............            900          68,794

MULTI-INDUSTRY -- 1.3%
Raisio Group PLC .......................          9,708         141,291
Republic Industries, Inc.+ .............          1,400          20,387
Tyco International Ltd. ................          8,360         461,890

TRANSPORTATION -- 0.2%
Atlas Air, Inc.+ .......................          1,200          34,425
Burlington Northern Santa Fe Corp. .....          1,200          38,400
                                                          -------------
                                                              1,938,321
                                                          -------------

INFORMATION & ENTERTAINMENT -- 8.4%
BROADCASTING & MEDIA -- 7.2%
Cablevision Systems Corp., Class A+ ....          2,900         125,244
Capstar Broadcasting Corp., ClassA+ ....            635           9,803
Chancellor Media Corp.+ ................          4,860         162,203
Cinar Films, Inc., Class B+ ............          3,600          64,575
Cox Communications, Inc., Class A+ .....          4,695         256,464
DoubleClick, Inc.+ .....................          1,800          42,975
Jacor Communications, Inc.+ ............          1,200          60,750
Lamar Advertising Co.+ .................          3,875         108,500
Liberty Media Group, Series A+ .........          6,420         235,534
MediaOne Group, Inc. + .................         17,960         798,097
Outdoor Systems, Inc.+ .................          7,220         140,790
Penton Media, Inc. .....................          3,975          54,159
Scientific-Atlanta, Inc. ...............          5,300         111,963
Snyder Communications, Inc.+ ...........          2,900          97,150
Source Media, Inc.+ ....................            800           6,300
Time Warner, Inc. ......................         11,549       1,011,259
United International Holdings, Inc.+ ...          2,230          21,603

ENTERTAINMENT PRODUCTS -- 0.1%
Lumen Technologies, Inc.+ ..............         10,500          52,500
SportsLine USA, Inc.+ ..................          1,000          17,437

LEISURE & TOURISM -- 1.1%
Carnival Corp., Class A ................          3,440         109,435
Family Golf Centers, Inc.+ .............            900          15,975
McDonald's Corp. .......................            800          47,750

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4

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
LEISURE & TOURISM (CONTINUED)
Outback Steakhouse, Inc.+ ..............          3,050   $      80,444
Preview Travel, Inc.+ ..................          1,300          23,725
Primadonna Resorts, Inc. ...............          4,500          34,594
Royal Caribbean Cruises Ltd. ...........          3,200          85,000
Steiner Leisure Ltd.+ ..................          4,100          64,062
Travel Services International, Inc.+ ...          3,200          43,400
                                                          -------------
                                                              3,881,691
                                                          -------------

INFORMATION TECHNOLOGY -- 25.2%
COMMUNICATION EQUIPMENT -- 2.3%
Ascend Communications, Inc.+ ...........          4,200         191,100
General Instrument Corp.+ ..............          3,615          78,175
Lucent Technologies, Inc. ..............          2,400         165,750
Nokia Corp., Class A ADR ...............          7,710         604,753

COMPUTERS & BUSINESS EQUIPMENT -- 3.0%
Apple Computer, Inc.+ ..................          5,500         209,687
AVT Corp.+ .............................          1,400          31,675
Compaq Computer Corp. ..................          1,000          31,625
Dell Computer Corp.+ ...................          6,625         435,594
EMC Corp.+ .............................          2,500         142,969
FORE Systems, Inc.+ ....................          5,000          83,125
HBO & Co. ..............................          3,700         106,838
Hewlett-Packard Co. ....................            400          21,175
Honeywell, Inc. ........................            400          25,625
International Business Machines
  Corp. ................................          1,000         128,000
Micron Technology, Inc.+ ...............          1,150          35,003
Network Appliance, Inc.+ ...............          2,300         116,437

ELECTRONICS -- 2.0%
General Electric Co. ...................          2,225         177,027
Intel Corp. ............................          1,000          85,750
Maxim Integrated Products, Inc.+ .......          4,725         131,709
Motorola, Inc. .........................            800          34,150
Pittway Corp., Class A .................          8,610         205,564
Rambus, Inc.+ ..........................          1,600         102,400
Texas Instruments, Inc. ................          1,000          52,750
Vitesse Semiconductor Corp.+ ...........          5,765         136,198

SOFTWARE -- 10.5%
America Online, Inc.+@ .................          6,414         713,557
AnswerThink Consulting Group+ ..........          3,400          61,413
Aspect Development, Inc.+ ..............          1,110          43,706
Aspen Technology, Inc.+ ................          6,450         172,538
At Home Corp., Series A+ ...............          5,235         250,626
BMC Software, Inc.+ ....................            900          54,056
Broadcast.com, Inc.+ ...................             60           2,423
BroadVision, Inc.+ .....................          2,400          25,350
Cadence Design Systems, Inc.+ ..........          9,190         234,919
Cisco Systems, Inc.+ ...................         14,260         881,446
CMG Information Services, Inc.+ ........          1,500          79,875
Compuware Corp.+ .......................          3,300         194,287

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                                                                               5

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
SOFTWARE (CONTINUED)
Entrust Technologies, Inc.+ ............          3,800   $      56,288
Excite, Inc.+ ..........................          1,300          53,056
Icon CMT Corp.+ ........................          3,300          36,713
Intuit, Inc.+ ..........................          3,370         156,916
J.D. Edwards & Co.+ ....................          2,700         129,600
Keane, Inc.+ ...........................          1,450          50,931
Legato Systems, Inc.+ ..................          1,000          51,375
Lycos, Inc.+ ...........................          2,100          71,006
Microsoft Corp.+ .......................          8,305         914,069
Mobius Management Systems, Inc.+ .......          2,600          15,600
Pegrine Systems, Inc.+ .................          2,500         100,625
Sapient Corp.+ .........................          6,160         210,210
Sun Microsystems, Inc.+ ................            500          24,906
Wind River Systems+ ....................          2,945         139,151
Yahoo!, Inc.+@ .........................            700          90,650

TELECOMMUNICATIONS -- 7.4%
Comcast Corp., Class A .................         23,380       1,097,399
Frontier Corp. .........................          5,200         142,350
Global Crossing Ltd.+ ..................            505          10,542
GST Telecommunications, Inc+ ...........         11,600          72,500
ICG Communications, Inc.+ ..............          4,600          77,625
Intermedia Communications, Inc.+ .......          1,900          46,669
Primus Telecommunications Group,
  Inc.+ ................................          2,200          19,112
Qwest Communications International,
  Inc.+ ................................          4,600         144,037
Saville Systems PLC ADR+ ...............            900          13,050
STARTEC Global Communications Corp.+ ...          1,550          10,656
Tele-Communications, Inc., TCI Ventures
  Group, Series A+ .....................         37,715         676,513
Tele-Communications, Inc., Series A+ ...         25,321         990,684
Western Wireless Corp., Class A+ .......          6,825         121,997
                                                          -------------
                                                             11,571,505
                                                          -------------

MATERIALS -- 1.0%
CHEMICALS -- 0.9%
du Pont (E.I.) de Nemours & Co. ........          1,000          56,125
Monsanto Co. ...........................          6,120         345,015
North American Scientific, Inc.+ .......          2,400          11,400

METALS & MINERALS -- 0.1%
Martin Marietta Materials, Inc. ........            700          30,231
                                                          -------------
                                                                442,771
                                                          -------------

UTILITIES -- 1.7%
ELECTRIC UTILITIES -- 0.4%
GPU, Inc. ..............................          1,000          42,500
Niagara Mohawk Power Corp.+ ............         10,100         155,288

GAS & PIPELINE UTILITIES -- 0.1%
Consolidated Natural Gas Co. ...........            700          38,150

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6

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
UTILITIES (CONTINUED)
TELEPHONE -- 1.2%
AT&T Corp. .............................          2,400   $     140,250
Century Telephone Enterprises, Inc. ....          2,075          98,044
GTE Corp. ..............................            600          33,000
MCI WorldCom, Inc.+ ....................          2,000          97,750
SBC Communications, Inc. ...............          1,200          53,325
Telecom Italia SpA .....................         19,632         135,288
                                                          -------------
                                                                793,595
                                                          -------------
TOTAL COMMON STOCK (cost $27,389,591)...                     28,991,217
                                                          -------------


PREFERRED STOCK -- 0.0%
-----------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.0%
TELECOMMUNICATIONS -- 0.0%
Viatel, Inc., Series A 10.00%(1) (cost
  $166).................................              2             149
                                                          -------------

                                            PRINCIPAL
BONDS & NOTES -- 25.4%                       AMOUNT
-----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.4%
APPAREL & TEXTILES -- 0.0%
Galey & Lord, Inc. 9.13% 2008 ..........  $       5,000           4,300

AUTOMOTIVE -- 0.0%
Accuride Corp., Series B 9.25% 2008* ...          5,000           4,787

HOUSING -- 0.0%
Engle Homes, Inc., Series C 9.25%
  2008 .................................          5,000           4,800
Falcon Building Products, Inc. 9.50%
  2007 .................................          5,000           4,250
Standard Pacific Corp. 8.50% 2007 ......         10,000           9,550

RETAIL -- 0.4%
Amazon.com, Inc. zero coupon 2008(2) ...        188,000         103,400
Duane Reade, Inc. 9.25% 2008 ...........          5,000           4,850
Fred Meyer, Inc. 7.38% 2005 ............         25,000          25,953
J.C. Penney Co., Inc. 7.40% 2037 .......         20,000          22,020
                                                          -------------
                                                                183,910
                                                          -------------

CONSUMER STAPLES -- 0.1%
FOOD, BEVERAGE & TOBACCO -- 0.1%
Aurora Foods, Inc., Series B 8.75%
  2008 .................................          5,000           5,063
Nash Finch Co. 8.50% 2008 ..............          5,000           4,700
Panamerican Beverages, Inc. 8.13%
  2003 .................................         30,000          30,883

HOUSEHOLD PRODUCTS -- 0.0%
Revlon Worldwide Corp. zero coupon
  2001 .................................         10,000           7,650
                                                          -------------
                                                                 48,296
                                                          -------------

                                                                ----------------

                                            PRINCIPAL
BONDS & NOTES (CONTINUED)                    AMOUNT           VALUE
-----------------------------------------------------------------------
ENERGY -- 0.3%
ENERGY SERVICES -- 0.0%
Dailey International, Inc. 9.50%
  2008 .................................  $       5,000   $       3,000

ENERGY SOURCES -- 0.3%
Abraxas Petroleum Corp. 11.50% 2004 ....          5,000           3,900
Cross Timbers Oil Co., Class B 8.75%
  2009 .................................          5,000           4,500
Newfield Exploration Co., Series B 7.45%
  2007 .................................         10,000           9,930
P&L Coal Holdings Corp. 9.63% 2008* ....         10,000           9,825
Petroleos Mexicano 9.00% 2007 ..........         25,000          20,312
Sonat, Inc. 6.88% 2005 .................         65,000          69,560
Tesoro Petroleum Corp., Series B 9.00%
  2008 .................................          5,000           4,813
YPF Sociedad Anonima 8.00% 2004 ........         15,000          13,613
                                                          -------------
                                                                139,453
                                                          -------------

FINANCE -- 5.3%
BANKS -- 1.2%
Banc One Corp. 8.00% 2027 ..............         18,000          21,043
Bank One Columbus 7.38% 2002 ...........         25,000          26,817
Banponce Financial Corp. 6.75% 2001 ....         20,000          20,713
Credit National 7.00% 2005 .............         20,000          21,064
Export Import Bank of Korea 6.50%
  2006 .................................         35,000          26,853
First Chicago NBD Corp. 7.25% 2004 .....         60,000          64,776
First Republic Bancorp 7.75% 2012 ......         25,000          27,846
First Union-Lehman Brothers Commercial
  Mortgage Corp. 6.60% 2007 ............        115,000         118,717
Korea Development Bank 7.13% 2001 ......         15,000          13,095
National City Corp. 7.20% 2005 .........         80,000          86,701
NBD Bank SA 8.25% 2024 .................         25,000          29,857
NCNB Co. 9.38% 2009 ....................         32,000          41,101
United States Bancorp 7.50% 2026 .......         50,000          55,798
Western Financial Savings Bank 8.88%
  2007 .................................          5,000           4,200

FINANCIAL SERVICES -- 3.7%
Aesop Funding Corp. 6.14% 2006* ........         60,000          61,762
Allstate Financing II 7.83% 2045 .......         24,000          25,443
AMRESCO, Inc. 9.88% 2005 ...............          5,000           4,000
Arcadia Financial Ltd. 11.50%
  2007(3) ..............................          5,000           3,638
Asset Securitization Corp. 6.66%
  2041 .................................         50,000          52,228
Associates Corp. of North America 7.63%
  2004 .................................         60,000          66,781
ContiFinancial Corp. 8.13% 2008 ........          5,000           4,697
CS First Boston Mortgage Securities
  Corp. 7.24% 2029 .....................         70,000          75,537
Dime Capital Trust I, Series A 9.33%
  2027 .................................         20,000          22,677
Equitable Cos., Inc. 7.00% 2028 ........         60,000          60,982
Finova Capital Corp. 6.63% 2001 ........         50,000          51,512
Finova Capital Corp., Series C 6.39%
  2002 .................................         30,000          31,290
Fleet Mortgage Group, Inc. 6.84%
  2003 .................................         30,000          31,991
Ford Motor Credit Corp. 7.02% 2000 .....         50,000          51,900
GE Capital Mortgage Services, Inc. 6.25%
  2023 .................................         12,740          12,748
General Motors Acceptance Corp. 7.63%
  2003 .................................         60,000          66,101
Morgan Stanley Capital I, Inc. 7.22%
  2007*# ...............................         60,000          64,894
Popular North America, Inc. 6.63%
  2002 .................................         35,000          35,632
Private Export Funding Corp. 5.87%
  2008 .................................        350,000         371,710
Private Export Funding Corp. 6.31%
  2004 .................................        100,000         107,126
Private Export Funding Corp. 6.62%
  2005 .................................        120,000         133,112

----------------
8

                                            PRINCIPAL
BONDS & NOTES (CONTINUED)                    AMOUNT           VALUE
-----------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Private Export Funding Corp. 7.03%
  2003 .................................  $      35,000   $      38,485
Private Export Funding Corp. 7.30%
  2002 .................................        125,000         134,785
Private Export Funding Corp. 7.90%
  2000 .................................         35,000          36,644
U.S. West Capital Funding, Inc. 6.25%
  2005 .................................         90,000          95,578
U.S. West Capital Funding, Inc. 6.88%
  2028 .................................         45,000          47,703

INSURANCE -- 0.4%
Cigna Corp. 7.40% 2007 .................         40,000          43,838
Cigna Corp. 7.88% 2027 .................         19,000          20,622
Jackson National Life Insurance Co.
  8.15% 2027* ..........................         22,000          26,619
Lumbermens Mutual Casualty Co. 8.30%
  2037* ................................         40,000          44,814
Metropolitan Life Insurance Co. 7.70%
  2015* ................................         60,000          70,346
                                                          -------------
                                                              2,453,776
                                                          -------------

HEALTHCARE -- 0.5%
HEALTH SERVICES -- 0.2%
HEALTHSOUTH Corp. 6.88% 2005*(3) .......         60,000          62,871
Tenet Healthcare Corp. 7.88% 2003 ......         20,000          20,300
Tenet Healthcare Corp. 8.13%
  2008*(3) .............................         10,000          10,241

MEDICAL PRODUCTS -- 0.3%
Allegiance Corp. 7.00% 2026 ............         65,000          68,678
Beckman Instruments, Inc. 7.10% 2003 ...         40,000          41,080
Owens & Minor, Inc. 10.88% 2006 ........          5,000           5,300
                                                          -------------
                                                                208,470
                                                          -------------

INDUSTRIAL & COMMERCIAL -- 0.8%
AEROSPACE & MILITARY TECHNOLOGY -- 0.0%
K & F Industries, Inc. 9.25% 2007 ......          5,000           4,900

BUSINESS SERVICES -- 0.4%
Boise Cascade Office Products Co. 7.05%
  2005 .................................        105,000         111,025
Federal Express Corp. 6.72% 2022# ......         80,000          82,400

MACHINERY -- 0.1%
Cincinnati Milacron, Inc. 7.88% 2000 ...         35,000          36,105
Grove Worldwide LLC 9.25% 2008*(3) .....          5,000           4,400
Johnstown America Industries, Inc.
  11.75% 2005 ..........................          5,000           5,244
Numatics, Inc., Series B 9.63% 2008 ....          5,000           4,881

TRANSPORTATION -- 0.3%
AMR Corp. 9.88% 2020 ...................         30,000          41,803
Continental Airlines, Inc. 6.47%
  2004 .................................         40,000          42,523
Continental Airlines, Inc. 6.65%
  2017 .................................         40,000          42,473
MTL, Inc. 10.00% 2006* .................          5,000           4,800
                                                          -------------
                                                                380,554
                                                          -------------

INFORMATION & ENTERTAINMENT -- 0.5%
BROADCASTING & MEDIA -- 0.5%
Allbritton Communications Co. 8.88%
  2008 .................................          5,000           4,950
Century Communications Corp., Series B
  zero coupon 2008 .....................         10,000           4,700
Comcast Cable Communications 8.50%
  2027 .................................         15,000          18,376

                                                                ----------------

                                            PRINCIPAL
BONDS & NOTES (CONTINUED)                    AMOUNT           VALUE
-----------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
BROADCASTING & MEDIA (CONTINUED)
EchoStar DBS Corp. 12.50% 2002 .........  $       5,000   $       5,213
Granite Broadcasting Corp. 8.88%
  2008* ................................         10,000           9,337
LIN Holdings Corp. zero coupon
  2008*(2) .............................         10,000           6,550
News America Holdings, Inc. 8.00%
  2016 .................................         65,000          71,833
Scholastic Corp. 7.00% 2003 ............         35,000          36,953
Viacom, Inc. 7.75% 2005 ................         40,000          43,194

LEISURE & TOURISM -- 0.0%
Argosy Gaming Co. 13.25% 2004 ..........          5,000           5,313
Fitzgeralds Gaming Corp., Series B
  12.25% 2004 ..........................          5,000           3,500
Loews Cineplex Entertainment Corp. 8.88%
  2008* ................................          5,000           4,950
                                                          -------------
                                                                214,869
                                                          -------------

INFORMATION TECHNOLOGY -- 0.5%
ELECTRONICS -- 0.0%
Advanced Micro Devices, Inc. 11.00%
  2003 .................................          5,000           5,050
Amphenol Corp. 9.88% 2007 ..............          5,000           4,675

SOFTWARE -- 0.0%
Concentric Network Corp. 12.75% 2007 ...          5,000           4,613
PSINet, Inc. 10.00% 2005 ...............          5,000           5,000

TELECOMMUNICATIONS -- 0.5%
AMSC Acquisition, Inc. 12.25% 2008 .....          5,000           3,088
BTI Telecom Corp. 10.50% 2007 ..........          5,000           4,150
Compania de Telecomunicaciones 7.63%
  2006 .................................         30,000          28,910
e.spire Communications, Inc. zero coupon
  2008*(2) .............................         10,000           5,137
GCI, Inc. 9.75% 2007 ...................          5,000           4,650
Globalstar LP 10.75% 2004 ..............          5,000           3,200
GST Telecommunications, Inc. zero coupon
  2008*(2)(3) ..........................         10,000           4,962
Intermedia Communications, Inc. 8.88%
  2007 .................................         10,000          10,050
Iridium LLC 10.88% 2005 ................          5,000           4,038
ITC Deltacom, Inc. 8.88% 2008 ..........          5,000           4,900
IXC Communications, Inc. 9.00% 2008 ....          5,000           4,950
KMC Telecom Holdings, Inc. zero coupon
  2008(2) ..............................         10,000           4,788
Level 3 Communications, Inc. 9.13%
  2008 .................................          5,000           4,738
McleodUSA, Inc. 8.38% 2008 .............          5,000           4,925
MJD Communications, Inc. 9.50% 2008* ...          5,000           5,025
Nextel Communications, Inc. zero coupon
  2007(2) ..............................         10,000           6,000
Paging Network, Inc. 10.13% 2007 .......          5,000           4,950
Tele-Communications, Inc. 7.25% 2005 ...         25,000          27,506
Tele-Communications, Inc. 8.00% 2005 ...         25,000          28,570
Tele-Communications, Inc. 9.25% 2002 ...         25,000          28,057
Telecommunications Tech Co. LLC 9.75%
  2008* ................................         10,000           9,137
Time Warner Telecom, Inc. 9.75% 2008 ...          5,000           5,025
Viatel, Inc. 11.25% 2008*(3) ...........          5,000           4,500
                                                          -------------
                                                                230,594
                                                          -------------

MATERIALS -- 0.3%
CHEMICALS -- 0.1%
Huntsman Corp. 9.50% 2007* .............          5,000           4,800
ICI Wilmington, Inc. 6.95% 2004 ........         35,000          36,599

----------------
10

                                            PRINCIPAL
BONDS & NOTES (CONTINUED)                    AMOUNT           VALUE
-----------------------------------------------------------------------
MATERIALS (CONTINUED)
CHEMICALS (CONTINUED)
LaRoche Industries, Inc. 9.50% 2007 ....  $       5,000   $       4,250
Sovereign Speciality Chemicals 9.50%
  2007 .................................          5,000           4,775

FOREST PRODUCTS -- 0.1%
American Pad & Paper Co. 13.00% 2005 ...          5,000           2,700
Boise Cascade Corp. 9.90% 2001 .........         40,000          44,027
Gaylord Container Corp. 9.38% 2007 .....          5,000           4,000
Grupo Industrial Durango SA de CV 12.63%
  2003 .................................          5,000           3,550
Repap New Brunswick, Inc. 9.00% 2004 ...          5,000           4,563

METALS & MINERALS -- 0.1%
A.K. Steel Holding Corp. 9.13% 2006 ....          5,000           5,000
Armco, Inc. 9.00% 2007 .................          5,000           4,900
Bayou Steel Corp. 9.50% 2008* ..........         10,000           8,987
                                                          -------------
                                                                128,151
                                                          -------------

MUNICIPAL BONDS -- 0.6%
MUNICIPAL BONDS -- 0.6%
Allentown Pennsylvania 6.20% 2005 ......        120,000         127,207
Hudson County New Jersey Improvement
  Authority Facility 6.55% 2002 ........         45,000          47,367
Huntsville Alabama Solid Waste Disposal
  Authority 5.95% 2003 .................         50,000          51,346
Miami Florida Revenue 7.25% 2003 .......         60,000          65,422
                                                          -------------
                                                                291,342
                                                          -------------

NON-U.S. GOVERNMENT OBLIGATIONS -- 0.9%
FOREIGN GOVERNMENT -- 0.9%
Australian Government 10.00%
  2006 ............................(AUD)        440,000         340,091
Republic of Argentina 11.00% 2006 ......         25,000          23,313
Republic of Columbia 7.25% 2004 ........         33,000          25,822
Republic of Columbia 7.63% 2007 ........         17,000          11,858
Republic of Lithuania 7.13% 2002* ......         19,000          16,435
                                                          -------------
                                                                417,519
                                                          -------------
REAL ESTATE -- 0.3%
REAL ESTATE COMPANIES -- 0.3%
Equity Office Properties Operating LP
  6.38% 2003 ...........................         60,000          59,963
Post Apartment Homes LP 7.02% 2001 .....         60,000          62,721
                                                          -------------
                                                                122,684
                                                          -------------
U.S. GOVERNMENT & AGENCIES -- 13.6%
U.S. GOVERNMENT & AGENCIES -- 13.6%
Federal Home Loan Mortgage Corp. 6.00%
  2006 .................................         19,738          19,849
Federal Home Loan Mortgage Corp. 6.50%
  2022 .................................         38,000          39,793
Federal Home Loan Mortgage Corp. 6.50%
  2023 .................................         20,000          21,425
Federal Home Loan Mortgage Corp. 6.55%
  2022 .................................         32,000          33,610
Federal Home Loan Mortgage Corp. 6.75%
  2022 .................................        105,000         108,842
Federal Home Loan Mortgage Corp. 7.00%
  2023 .................................         12,000          13,117
Federal Home Loan Mortgage Corp. 7.50%
  2023 .................................         16,236          16,749
Federal Home Loan Mortgage Corp. 7.75%
  2022 .................................         26,436          28,435
Federal Home Loan Mortgage Corp. 8.50%
  2019 .................................         24,505          25,749
Federal National Mortgage Association
  5.25% 2003 ...........................        590,000         602,443

                                                                ----------------

                                            PRINCIPAL
BONDS & NOTES (CONTINUED)                    AMOUNT           VALUE
-----------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES (CONTINUED)
Federal National Mortgage Association
  5.63% 2001 ...........................  $     410,000   $     419,865
Federal National Mortgage Association
  5.65% 2005 ...........................         14,906          14,879
Federal National Mortgage Association
  5.75% 2008 ...........................        955,000       1,009,473
Federal National Mortgage Association
  6.13% 2028(4) ........................        138,671         140,231
Federal National Mortgage Association
  7.00% 2006 ...........................          3,819           3,823
Federal National Mortgage Association
  7.39% 2021 ...........................         27,632          30,168
Federal National Mortgage Association
  7.75% 2021 ...........................         50,000          52,781
Federal National Mortgage Association
  8.00% 2006 ...........................         16,200          17,156
Government National Mortgage Association
  7.00% 2022 ...........................         15,120          15,621
Government National Mortgage Association
  7.25% 2027 ...........................        114,972         118,924
Government National Mortgage Association
  7.50% 2023 ...........................         30,697          31,838
Government National Mortgage Association
  8.50% 2017 ...........................         30,903          32,950
Government National Mortgage Association
  9.00% 2021 ...........................         11,806          12,691
United States Treasury Bonds 7.50%
  2016 .................................        120,000         152,756
United States Treasury Bonds 9.25%
  2016 .................................         70,000         103,108
United States Treasury Bonds 11.88%
  2003 .................................        295,000         394,377
United States Treasury Bonds 12.00%
  2013 .................................      1,700,000       2,659,174
United States Treasury Bonds Strip zero
  coupon 2012 ..........................        275,000         140,420
                                                          -------------
                                                              6,260,247
                                                          -------------
UTILITIES -- 1.3%
ELECTRIC UTILITIES -- 0.5%
Atlantic City Electric Co. 6.38%
  2005 .................................         20,000          21,284
Cleveland Electric Illuminating Co.,
  Series B 7.19% 2000 ..................         15,000          15,359
Empresa Nacional de Electricidad SA
  7.33% 2037 ...........................         25,000          22,348
PacifiCorp 6.38% 2008# .................        100,000         104,450
Public Service Electric & Gas Co. 8.88%
  2003 .................................         11,000          12,777
UtiliCorp United, Inc. 6.88% 2004 ......         40,000          42,510
WESCO Distribution, Inc., Series B 9.13%
  2008 .................................         10,000           9,525
GAS & PIPELINE UTILITIES -- 0.3%
HNG Internorth, Inc. 9.63% 2006 ........         65,000          78,217
KN Energy, Inc. 6.65% 2005 .............         50,000          51,347
TELEPHONE -- 0.5%
GTE Corp. 6.36% 2006 ...................         95,000         101,184
MCI Communications Corp. 6.13%
  2002(4) ..............................         30,000          30,752
MGC Communications, Inc., Series B
  13.00% 2004 ..........................          5,000           3,750
WorldCom, Inc. 7.55% 2004 ..............         85,000          92,574
                                                          -------------
                                                                586,077
                                                          -------------
TOTAL BONDS & NOTES (cost
  $11,211,944)..........................                     11,665,942
                                                          -------------

WARRANTS -- 0.0%+                            SHARES
-----------------------------------------------------------------------
FINANCE -- 0.0%
BANKS -- 0.0%
Golden State Bancorp, Inc. .............          1,600           6,750
INFORMATION TECHNOLOGY -- 0.0%
TELECOMMUNICATIONS -- 0.0%
KMC Telecom Holdings, Inc. 4/15/08
  *# ...................................             10              25
                                                          -------------
TOTAL WARRANTS (cost $9,409)............                          6,775
                                                          -------------

----------------
12

PUT OPTIONS -- 0.1%                         CONTRACTS         VALUE
-----------------------------------------------------------------------
America Online, Inc., exp. 11/98 .......             15   $      19,125
At Home Corp., exp. 10/98 ..............              6              37
CMG Information Services, Inc., exp.
  11/98 ................................             14           8,225
Excite, Inc., exp. 11/98 ...............             10           6,000
Lycos, Inc., exp. 11/98 ................             19          11,163
Yahoo!, Inc., exp. 11/98 ...............              7          11,637
                                                          -------------
TOTAL PUT OPTIONS (cost $61,182)........                         56,187
                                                          -------------
TOTAL INVESTMENT SECURITIES (cost
  $38,672,292)..........................                     40,720,270
                                                          -------------

                                            PRINCIPAL
SHORT-TERM SECURITIES -- 2.6%                AMOUNT
-----------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES -- 0.1%
Chase Manhattan Corp. 8.77% due
  2/19/99...............................  $      30,000          30,308
                                                          -------------
FEDERAL AGENCY OBLIGATIONS -- 2.4%
Federal Home Loan Mortgage Corp. 5.40%
  due 10/1/98...........................      1,125,000       1,125,000
                                                          -------------
FOREIGN SHORT-TERM NOTES -- 0.1%
New Zealand Treasury Bill zero coupon
  due 12/16/98.....................(NZD)         70,000          34,662
                                                          -------------
TOTAL SHORT-TERM SECURITIES (cost
  $1,193,958)...........................                      1,189,970
                                                          -------------

REPURCHASE AGREEMENTS -- 9.1%
-----------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 9.1%
J.P. Morgan & Co., Inc. Joint Repurchase
  Agreement (Note 3)....................        310,000         310,000
PaineWebber, Inc. Joint Repurchase
  Agreement (Note 3)....................      2,873,000       2,873,000
State Street Bank & Trust Co. Joint
  Repurchase Agreement (Note 3).........      1,000,000       1,000,000
                                                          -------------
TOTAL REPURCHASE AGREEMENTS (cost
  $4,183,000)...........................                      4,183,000
                                                          -------------

TOTAL INVESTMENTS --
  (cost $44,049,250)                            100.3%         46,093,240
Total written call options                       (0.1)            (29,707)
Liabilities in excess of other assets --         (0.2)            (92,301)
                                                -----       -------------
NET ASSETS --                                     100%      $  45,971,232
                                                -----       -------------
                                                -----       -------------

-------------
+   Non-income producing securities
#  Fair valued security; see Note 2
*  Resale restricted to qualified institutional buyers
@  The security or a portion thereof has been segregated as collateral for the written option contracts
(1) PIK ("Payment in Kind") payment made with additional securities in lieu of cash
(2) Represents a zero coupon bond which will convert to an interest-bearing security at a later date
(3) Bond issued as part of a unit which includes an equity component
(4) Variable rate security; rate as of September 30, 1998
ADR -- American Depository Receipt
AUD -- Australian Dollar
NOK -- Norwegian Krone
NZD -- New Zealand Dollar

                                                                ----------------

OPEN COVERED WRITTEN CALL OPTIONS

---------------------------------------------------------------------------
                                        EXPIRATION     STRIKE
CALL OPTIONS               CONTRACTS       DATE         PRICE       VALUE
---------------------------------------------------------------------------
Abercrombie & Fitch Co.            3         10/98    $      50   $    (244)
America Online, Inc.              15         11/98          120     (11,812)
Sepracor, Inc.                    10         10/98           60      (7,501)
Yahoo!, Inc.                       7         11/98          135     (10,150)
                                                                  ---------
Total Open Covered Written Call Options (proceeds $27,329)......  $ (29,707)
                                                                  ---------
                                                                  ---------

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------
                                                                GROSS
     CONTRACT               IN              DELIVERY          UNREALIZED
    TO DELIVER         EXCHANGE FOR           DATE           APPRECIATION
--------------------------------------------------------------------------
AUD        14,000         USD    8,332         10/27/98     $          34
USD        55,730         FIM  300,000         11/12/98             3,403
*USD       10,591         GBP    6,500         10/07/98               455
*USD        8,135         GBP    5,000         10/07/98               362
*USD        4,875         GBP    3,000         10/07/98               224
*USD       16,217         GBP   10,000         10/07/98               778
USD         9,361       ITL 16,000,000         10/19/98               335
USD        38,613       ITL 68,000,000         11/12/98             2,604
USD        10,250       ITL 18,000,000         11/12/98               660
USD         8,565       ITL 15,000,000         11/12/98               527
USD         9,036       ITL 15,000,000         11/12/98                55
                                                                  -------
                                                                    9,437
                                                                  -------


                                                                GROSS
                                                              UNREALIZED
                                                             DEPRECIATION
--------------------------------------------------------------------------
AUD       491,000         USD  290,957         10/27/98               (82)
AUD        61,000         USD   35,490         10/27/98              (668)
FIM       605,000         USD  112,930         11/06/98            (6,287)
FIM       750,000         USD  136,369         11/12/98           (11,464)
FIM       795,000         USD  149,321         11/12/98            (8,382)
*GBP       24,500         USD   40,621         10/07/98            (1,016)
ITL    15,000,000         USD    8,526         10/19/98              (564)
ITL   107,000,000         USD   61,367         10/19/98            (3,470)
ITL    14,000,000         USD    7,922         10/19/98              (560)
ITL   166,000,000         USD   94,014         11/12/98            (6,604)
                                                                  -------
                                                                  (39,097)
                                                                  -------
Net Unrealized Depreciation............................     $     (29,660)
                                                                  -------
                                                                  -------

-------------
* Represents fully offsetting forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk

AUD -- Australian Dollar    GBP -- Great British Pound  USD -- United States Dollar
FIM -- Finnish Markka       ITL -- Italian Lira

See Notes to Financial Statements

----------------
14

----------------

SEASONS SERIES TRUST
MULTI-MANAGED MODERATE
GROWTH PORTFOLIO                      INVESTMENT PORTFOLIO -- SEPTEMBER 30, 1998

                                                                     (UNAUDITED)

COMMON STOCK -- 48.6%                                SHARES        VALUE
----------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 3.5%
APPAREL & TEXTILES -- 0.5%
Gerber Childrenswear, Inc.+ ......................      1,700   $     13,494
Mohawk Industries, Inc.+ .........................      4,500        123,187
Movado Group, Inc. ...............................      2,400         50,400
Oakley, Inc.+ ....................................      6,400         61,600
AUTOMOTIVE -- 0.5%
Federal-Mogul Corp. ..............................      2,375        111,031
Ford Motor Co. ...................................      1,000         46,937
General Motors Corp. .............................      1,300         71,094
HOUSING -- 0.0%
Krause's Furniture, Inc.+ ........................      3,300          3,919
RETAIL -- 2.5%
Abercrombie & Fitch Co.+@ ........................      3,100        136,400
Amazon.com, Inc.+ ................................        735         82,044
CDnow, Inc.+ .....................................      2,300         20,700
Costco Cos., Inc.+ ...............................      2,350        111,331
CVS Corp. ........................................      2,700        118,294
Dayton Hudson Corp. ..............................      1,600         57,200
Elder-Beerman Stores Corp.+ ......................      3,900         67,763
Federated Department Stores, Inc.+ ...............        700         25,463
Gap, Inc. ........................................      2,700        142,425
Home Depot, Inc. .................................      4,700        185,650
Mac-Gray Corp.+ ..................................      4,200         37,800
Office Depot, Inc.+ ..............................      1,900         42,631
Restoration Hardware, Inc.+ ......................      1,300         26,813
Sunglass Hut International, Inc.+ ................      5,000         28,750
U.S. Vision, Inc.+ ...............................      3,000         25,125
Wal-Mart Stores, Inc. ............................      2,700        147,487
                                                                ------------
                                                                   1,737,538
                                                                ------------
CONSUMER STAPLES -- 0.3%
FOOD, BEVERAGE & TOBACCO -- 0.2%
Philip Morris Cos., Inc. .........................      1,600         73,700
UST, Inc. ........................................        600         17,737
HOUSEHOLD PRODUCTS -- 0.1%
Colgate-Palmolive Co. ............................        700         47,950
                                                                ------------
                                                                     139,387
                                                                ------------
ENERGY -- 1.3%
ENERGY SERVICES -- 0.4%
Schlumberger Ltd. ................................      1,000         50,313
Transocean Offshore, Inc. ........................      4,530        157,134

                                                                ----------------

COMMON STOCK (CONTINUED)                             SHARES        VALUE
----------------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SOURCES -- 0.9%
Chevron Corp. ....................................        900   $     75,656
Enron Corp. ......................................        700         36,969
Exxon Corp. ......................................        800         56,150
Mobil Corp. ......................................        400         30,375
Ocean Rig ASA+ ............................. (NOK)     86,095         34,117
Royal Dutch Petroleum Co. ........................      1,300         61,913
Smith International, Inc.+ .......................      3,400         93,287
Texaco, Inc. .....................................        700         43,881
                                                                ------------
                                                                     639,795
                                                                ------------

FINANCE -- 4.6%
BANKS -- 1.7%
Ambanc Holding Co., Inc. .........................        235          3,055
Bank of New York Co., Inc. .......................      7,660        209,693
Chase Manhattan Corp. ............................        600         25,950
Citicorp..........................................        250         23,234
Crestar Financial Corp. ..........................        625         35,469
First Union Corp. ................................        700         35,831
Firstar Corp. ....................................      1,135         57,459
Golden State Bancorp, Inc.+ ......................      1,500         29,906
Hamilton Bancorp, Inc.+ ..........................      1,500         39,094
Hibernia Corp., Class A...........................      2,300         33,206
Mellon Bank Corp. ................................        800         44,050
NationsBank Corp. ................................        340         18,190
Star Banc Corp. ..................................      1,660        109,768
Summit Bancorp. ..................................      1,300         48,750
U.S. Bancorp......................................      3,100        110,244

FINANCIAL SERVICES -- 2.0%
American Express Co. .............................        900         69,862
American General Corp. ...........................        700         44,713
Associates First Capital Corp., Class A...........      3,270        213,367
Capital One Financial Corp. ......................      1,000        103,500
Equitable Cos., Inc. .............................        700         28,963
Federal National Mortgage Association.............        600         38,550
Fleet Financial Group, Inc. ......................      1,950        143,203
HealthCare Financial Partners, Inc.+ .............      1,600         67,200
Household International, Inc. ....................      1,000         37,500
Morgan Stanley, Dean Witter & Co. ................        400         17,225
Newcourt Credit Group, Inc. ......................      1,825         47,678
PaineWebber Group, Inc. ..........................        900         27,000
Providian Financial Corp. ........................        900         76,331
Raymond James Financial, Inc. ....................      1,200         25,200
Travelers Group, Inc. ............................        900         33,750

INSURANCE -- 0.9%
Aetna, Inc. ......................................        300         20,850
Allstate Corp. ...................................      1,200         50,025
Annuity & Life Re Holdings Ltd.+ .................      1,900         37,525
Chubb Corp. ......................................        300         18,900
Reliance Group Holdings, Inc. ....................      3,500         49,219

----------------
16

COMMON STOCK (CONTINUED)                             SHARES        VALUE
----------------------------------------------------------------------------
FINANCE (CONTINUED)
INSURANCE (CONTINUED)
The Hartford Financial Services Group, Inc. ......        800   $     37,950
UNUM Corp. .......................................      4,968        246,847
                                                                ------------
                                                                   2,259,257
                                                                ------------

HEALTHCARE -- 7.8%
DRUGS -- 5.6%
Abbott Laboratories, Inc. ........................        800         34,750
ALZA Corp.+ ......................................      7,355        319,023
Amgen, Inc.+ .....................................        800         60,450
Biogen, Inc.+ ....................................      1,000         65,813
Bristol-Myers Squibb Co. .........................        500         51,938
Centocor, Inc.+ ..................................      6,095        241,514
Eli Lilly & Co. ..................................      5,200        407,225
Merck & Co., Inc. ................................        600         77,737
Pfizer, Inc. .....................................      4,630        490,491
Pharmacia & Upjohn, Inc. .........................      3,030        152,068
Sepracor, Inc.+@ .................................      1,000         65,750
Warner-Lambert Co. ...............................     10,570        798,035

HEALTH SERVICES -- 0.8%
IMS Health, Inc. .................................      4,060        251,466
Omnicare, Inc. ...................................      2,882        101,590
Sunrise Assisted Living, Inc.+ ...................      1,000         34,313
Vision Twenty-One, Inc.+ .........................        500          3,469

MEDICAL PRODUCTS -- 1.4%
ADAC Laboratories.................................      1,300         31,200
Allegiance Corp. .................................      1,000         29,750
Baxter International, Inc. .......................      1,000         59,500
Johnson & Johnson.................................        700         54,775
Medaphis Corp.+ ..................................      7,500         33,750
MedImmune, Inc.+ .................................      1,800        116,550
Nanogen, Inc.+ ...................................      4,200         15,356
Schering-Plough Corp. ............................        550         56,959
Sofamor Danek Group, Inc.+ .......................      3,075        273,675
United States Surgical Corp. .....................         85          3,544
                                                                ------------
                                                                   3,830,691
                                                                ------------

INDUSTRIAL & COMMERCIAL -- 3.3%
AEROSPACE & MILITARY TECHNOLOGY -- 0.1%
Orbital Sciences Corp.+ ..........................      2,110         59,212

BUSINESS SERVICES -- 2.0%
Apollo Group, Inc., Class A+ .....................      1,845         51,429
Caliber Learning Network, Inc.+ ..................      2,700         16,369
D.R. Horton, Inc. ................................      2,700         43,200
Delta & Pine Land Co. ............................      2,630        115,720
DSET Corp.+ ......................................      6,300         53,550
HA-LO Industries, Inc.+ ..........................      3,800        111,150
ITT Educational Services, Inc.+ ..................      3,000         96,000
Paychex, Inc. ....................................      1,800         92,812

                                                                ----------------

COMMON STOCK (CONTINUED)                             SHARES        VALUE
----------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
BUSINESS SERVICES (CONTINUED)
RCM Technologies, Inc.+ ..........................      4,400   $     64,900
Service Corp. International.......................        900         28,688
Storage Technology Corp.+ ........................      1,500         38,156
Sylvan Learning Systems, Inc.+ ...................      3,500         81,813
Technology Solutions Co.+ ........................      2,800         31,500
The Kroll O'Gara Co.+ ............................      3,700         86,487
Waste Management, Inc.+ ..........................      1,000         48,063

MACHINERY -- 0.1%
United Technologies Corp. ........................        800         61,150

MULTI-INDUSTRY -- 1.0%
Raisio Group PLC..................................      6,862         99,870
Republic Industries, Inc.+ .......................      1,100         16,019
Tyco International Ltd. ..........................      6,710        370,727

TRANSPORTATION -- 0.1%
Atlas Air, Inc.+ .................................      1,100         31,556
Burlington Northern Santa Fe Corp. ...............      1,200         38,400
                                                                ------------
                                                                   1,636,771
                                                                ------------

INFORMATION & ENTERTAINMENT -- 6.3%
BROADCASTING & MEDIA -- 5.3%
Cablevision Systems Corp., Class A+ ..............      2,800        120,925
Capstar Broadcasting Corp., Class A+ .............        470          7,256
Chancellor Media Corp.+ ..........................      3,595        119,983
Cinar Films, Inc., Class B+ ......................      3,500         62,781
Cox Communications, Inc., Class A+ ...............      3,575        195,284
DoubleClick, Inc.+ ...............................      1,800         42,975
Jacor Communications, Inc.+ ......................      1,200         60,750
Lamar Advertising Co.+ ...........................      2,867         80,276
Liberty Media Group, Series A+ ...................      5,210        191,142
MediaOne Group, Inc.+ ............................     13,370        594,129
Outdoor Systems, Inc.+ ...........................      5,339        104,111
Penton Media, Inc. ...............................      2,815         38,354
Scientific-Atlanta, Inc. .........................      5,100        107,737
Snyder Communications, Inc.+ .....................      2,700         90,450
Source Media, Inc.+ ..............................        700          5,513
Time Warner, Inc. ................................      8,542        747,959
United International Holdings, Inc.+ .............      1,645         15,936

ENTERTAINMENT PRODUCTS -- 0.1%
Lumen Technologies, Inc.+ ........................      9,600         48,000
SportsLine USA, Inc.+ ............................      1,000         17,438

LEISURE & TOURISM -- 0.9%
Carnival Corp., Class A...........................      3,220        102,436
Family Golf Centers, Inc.+ .......................        800         14,200
McDonald's Corp. .................................        700         41,781
Outback Steakhouse, Inc.+ ........................      2,820         74,377
Preview Travel, Inc.+ ............................      1,300         23,725
Primadonna Resorts, Inc. .........................      4,000         30,750
Royal Caribbean Cruises Ltd. .....................      2,600         69,063

----------------
18

COMMON STOCK (CONTINUED)                             SHARES        VALUE
----------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
LEISURE & TOURISM (CONTINUED)
Steiner Leisure Ltd.+ ............................      3,900   $     60,938
Travel Services International, Inc.+ .............      3,100         42,044
                                                                ------------
                                                                   3,110,313
                                                                ------------

INFORMATION TECHNOLOGY -- 19.3%
COMMUNICATION EQUIPMENT -- 1.7%
Ascend Communications, Inc.+ .....................      4,100        186,550
General Instrument Corp.+ ........................      2,660         57,523
Lucent Technologies, Inc. ........................      2,300        158,844
Nokia Corp., Class A ADR..........................      5,710        447,878

COMPUTERS & BUSINESS EQUIPMENT -- 2.5%
Apple Computer, Inc.+ ............................      5,100        194,437
AVT Corp.+ .......................................      1,500         33,938
Compaq Computer Corp. ............................        900         28,463
Dell Computer Corp.+ .............................      5,210        342,557
EMC Corp.+ .......................................      2,500        142,969
FORE Systems, Inc.+ ..............................      4,600         76,475
HBO & Co. ........................................      3,500        101,062
Hewlett-Packard Co. ..............................        300         15,881
Honeywell, Inc. ..................................        400         25,625
International Business Machines Corp. ............      1,000        128,000
Micron Technology, Inc.+ .........................        900         27,394
Network Appliance, Inc.+ .........................      2,200        111,375

ELECTRONICS -- 1.6%
General Electric Co. .............................      2,145        170,662
Intel Corp. ......................................        960         82,320
Maxim Integrated Products, Inc.+ .................      3,500         97,562
Motorola, Inc. ...................................        700         29,881
Pittway Corp., Class A............................      6,240        148,980
Rambus, Inc.+ ....................................      1,400         89,600
Texas Instruments, Inc. ..........................      1,000         52,750
Vitesse Semiconductor Corp.+ .....................      4,280        101,115

SOFTWARE -- 8.0%
America Online, Inc.+@ ...........................      5,067        563,704
AnswerThink Consulting Group+ ....................      3,300         59,606
Aspect Development, Inc.+ ........................        805         31,697
Aspen Technology, Inc.+ ..........................      4,740        126,795
At Home Corp., Series A+ .........................      4,280        204,905
BMC Software, Inc.+ ..............................        800         48,050
Broadcast.com, Inc.+ .............................         45          1,817
BroadVision, Inc.+ ...............................      2,000         21,125
Cadence Design Systems, Inc.+ ....................      6,740        172,291
Cisco Systems, Inc.+ .............................     11,035        682,101
CMG Information Services, Inc.+ ..................      1,400         74,550
Compuware Corp.+ .................................      3,200        188,400
Entrust Technologies, Inc.+ ......................      3,500         51,844
Excite, Inc.+ ....................................      1,200         48,975
Icon CMT Corp.+ ..................................      2,900         32,262
Intuit, Inc.+ ....................................      2,440        113,612

                                                                ----------------

COMMON STOCK (CONTINUED)                             SHARES        VALUE
----------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
SOFTWARE (CONTINUED)
J.D. Edwards & Co.+ ..............................      2,600   $    124,800
JDA Software Group, Inc. .........................         20            276
Keane, Inc.+ .....................................      1,400         49,175
Legato Systems, Inc.+ ............................      1,000         51,375
Lycos, Inc.+ .....................................      2,000         67,625
Microsoft Corp.+ .................................      6,475        712,655
Mobius Management Systems, Inc.+ .................      2,500         15,000
Pegrine Systems, Inc.+ ...........................      2,200         88,550
Policy Management Systems Corp.+ .................          5            203
Sapient Corp.+ ...................................      4,560        155,610
Sun Microsystems, Inc.+ ..........................        500         24,906
Wind River Systems+ ..............................      2,180        103,005
Yahoo!, Inc.+@ ...................................        700         90,650

TELECOMMUNICATIONS -- 5.5%
Comcast Corp., Class A............................     18,045        846,987
Frontier Corp. ...................................      4,800        131,400
Global Crossing Ltd.+ ............................        385          8,037
GST Telecommunications, Inc+ .....................     11,000         68,750
ICG Communications, Inc.+ ........................      4,400         74,250
Intermedia Communications, Inc.+ .................      1,800         44,213
Primus Telecommunications Group, Inc.+ ...........      2,000         17,375
Qwest Communications International, Inc.+ ........      4,400        137,775
Saville Systems PLC ADR+ .........................        800         11,600
STARTEC Global Communications Corp.+ .............      1,500         10,313
Tele-Communications, Inc., TCI Ventures Group,
 Series A+ .......................................     27,835        499,290
Tele-Communications, Inc., Series A+ .............     19,722        771,623
Western Wireless Corp., Class A+ .................      5,020         89,732
                                                                ------------
                                                                   9,468,750
                                                                ------------

MATERIALS -- 0.7%
CHEMICALS -- 0.6%
du Pont (E.I.) de Nemours & Co. ..................        900         50,512
Monsanto Co. .....................................      4,530        255,379
North American Scientific, Inc.+ .................      2,000          9,500

METALS & MINERALS -- 0.1%
Martin Marietta Materials, Inc. ..................        600         25,913
                                                                ------------
                                                                     341,304
                                                                ------------

UTILITIES -- 1.5%
ELECTRIC UTILITIES -- 0.4%
GPU, Inc. ........................................        900         38,250
Niagara Mohawk Power Corp.+ ......................      9,300        142,987

GAS & PIPELINE UTILITIES -- 0.1%
Consolidated Natural Gas Co. .....................        700         38,150

TELEPHONE -- 1.0%
AT&T Corp. .......................................      2,300        134,407
Century Telephone Enterprises, Inc. ..............      1,925         90,956

----------------
20

COMMON STOCK (CONTINUED)                             SHARES        VALUE
----------------------------------------------------------------------------
UTILITIES (CONTINUED)
TELEPHONE (CONTINUED)
GTE Corp. ........................................        600   $     33,000
MCI WorldCom, Inc.+ ..............................      2,000         97,750
SBC Communications, Inc. .........................      1,200         53,325
Telecom Italia SpA................................     14,018         96,601
                                                                ------------
                                                                     725,426
                                                                ------------
TOTAL COMMON STOCK (cost $22,883,230).............                23,889,232
                                                                ------------


PREFERRED STOCK -- 0.0%
----------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.0%
TELECOMMUNICATIONS -- 0.0%
Viatel, Inc., Series A 10.00%(1) (cost $332)......          5            298
                                                                ------------

                                                    PRINCIPAL
BONDS & NOTES -- 40.2%                               AMOUNT
----------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.4%
APPAREL & TEXTILES -- 0.0%
Galey & Lord, Inc. 9.13% 2008.....................  $   5,000          4,300

AUTOMOTIVE -- 0.0%
Accuride Corp., Series B 9.25% 2008*..............     10,000          9,575

HOUSING -- 0.1%
Engle Homes, Inc., Series C 9.25% 2008............     10,000          9,600
Falcon Building Products, Inc. 9.50% 2007.........     10,000          8,500
Standard Pacific Corp. 8.50% 2007.................     15,000         14,325

RETAIL -- 0.3%
Amazon.com, Inc. zero coupon 2008(2)..............    137,000         75,350
Duane Reade, Inc. 9.25% 2008......................     10,000          9,700
Fred Meyer, Inc. 7.38% 2005.......................     40,000         41,524
J.C. Penney Co., Inc. 7.40% 2037..................     40,000         44,040
                                                                ------------
                                                                     216,914
                                                                ------------

CONSUMER STAPLES -- 0.2%
FOOD, BEVERAGE & TOBACCO -- 0.2%
Aurora Foods, Inc., Series B 8.75% 2008...........      5,000          5,063
Nash Finch Co. 8.50% 2008.........................     10,000          9,400
Panamerican Beverages, Inc. 8.13% 2003............     60,000         61,767

HOUSEHOLD PRODUCTS -- 0.0%
Revlon Worldwide Corp. zero coupon 2001...........     15,000         11,475
                                                                ------------
                                                                      87,705
                                                                ------------

ENERGY -- 0.5%
ENERGY SERVICES -- 0.0%
Dailey International, Inc. 9.50% 2008.............     10,000          6,000

                                                                ----------------

                                                    PRINCIPAL
BONDS & NOTES (CONTINUED)                            AMOUNT        VALUE
----------------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SOURCES -- 0.5%
Abraxas Petroleum Corp. 11.50% 2004...............  $  10,000   $      7,800
Cross Timbers Oil Co., Class B 8.75% 2009.........     10,000          9,000
Newfield Exploration Co., Series B 7.45% 2007.....     25,000         24,824
P&L Coal Holdings Corp. 9.63% 2008* ..............     15,000         14,738
Petroleos Mexicano 9.00% 2007.....................     47,000         38,187
Sonat, Inc. 6.88% 2005............................    110,000        117,718
Tesoro Petroleum Corp., Series B 9.00% 2008.......     10,000          9,625
YPF Sociedad Anonima 8.00% 2004...................     30,000         27,225
                                                                ------------
                                                                     255,117
                                                                ------------
FINANCE -- 7.9%
BANKS -- 2.0%
Banc One Corp. 8.00% 2027.........................     34,000         39,748
Bank One Columbus 7.38% 2002......................     45,000         48,271
Banponce Financial Corp. 6.75% 2001...............     35,000         36,247
Credit National 7.00% 2005........................     30,000         31,595
Export Import Bank of Korea 6.50% 2006............     60,000         46,033
First Chicago NBD Corp. 7.25% 2004................    110,000        118,756
First Republic Bancorp 7.75% 2012.................     45,000         50,124
First Union-Lehman Brothers Commercial Mortgage
 Corp. 6.60% 2007.................................    205,000        211,626
Korea Development Bank 7.13% 2001.................     20,000         17,460
National City Corp. 7.20% 2005....................    170,000        184,239
NBD Bank SA 8.25% 2024............................     45,000         53,743
NCNB Co. 9.38% 2009...............................     48,000         61,652
United States Bancorp 7.50% 2026..................     95,000        106,016
Western Financial Savings Bank 8.88% 2007.........     10,000          8,400

FINANCIAL SERVICES -- 5.1%
Aesop Funding Corp. 6.14% 2006*...................    100,000        102,937
Allstate Financing II 7.83% 2045..................     44,000         46,646
AMRESCO, Inc. 9.88% 2005..........................     10,000          8,000
Arcadia Financial Ltd. 11.50% 2007(3).............     10,000          7,275
Asset Securitization Corp. 6.66% 2041.............     75,000         78,342
Associates Corp. of North America 7.63% 2004......    110,000        122,431
ContiFinancial Corp. 8.13% 2008...................     10,000          9,394
CS First Boston Mortgage Securities Corp. 7.24%
 2029.............................................    100,000        107,910
Dime Capital Trust I, Series A 9.33% 2027.........     35,000         39,684
Equitable Cos., Inc. 7.00% 2028...................    110,000        111,801
Finova Capital Corp. 6.63% 2001...................    100,000        103,024
Finova Capital Corp., Series C 6.39% 2002.........     45,000         46,935
Fleet Mortgage Group, Inc. 6.84% 2003.............     50,000         53,319
Ford Motor Credit Corp. 7.02% 2000................    100,000        103,801
GE Capital Mortgage Services, Inc. 6.25% 2023.....     25,480         25,496
General Motors Acceptance Corp. 7.63% 2003........    105,000        115,677
Morgan Stanley Capital I, Inc. 7.22% 2007*#.......    100,000        108,156
Popular North America, Inc. 6.63% 2002............     50,000         50,903
Private Export Funding Corp. 5.87% 2008...........    325,000        345,160
Private Export Funding Corp. 6.31% 2004...........    100,000        107,126
Private Export Funding Corp. 6.62% 2005...........    220,000        244,039
Private Export Funding Corp. 7.03% 2003...........     45,000         49,480
Private Export Funding Corp. 7.30% 2002...........    225,000        242,613

----------------
22

                                                    PRINCIPAL
BONDS & NOTES (CONTINUED)                            AMOUNT        VALUE
----------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Private Export Funding Corp. 7.90% 2000...........  $  55,000   $     57,583
U.S. West Capital Funding, Inc. 6.25% 2005........    130,000        138,057
U.S. West Capital Funding, Inc. 6.88% 2028........     80,000         84,806

INSURANCE -- 0.8%
Cigna Corp. 7.40% 2007............................     70,000         76,716
Cigna Corp. 7.88% 2027............................     34,000         36,903
Jackson National Life Insurance Co. 8.15% 2027*...     40,000         48,399
Lumbermens Mutual Casualty Co. 8.30% 2037*........     70,000         78,424
Metropolitan Life Insurance Co. 7.70% 2015*.......    120,000        140,692
                                                                ------------
                                                                   3,905,639
                                                                ------------
HEALTHCARE -- 0.8%
HEALTH SERVICES -- 0.4%
HEALTHSOUTH Corp. 6.88% 2005*(3)..................    100,000        104,785
Tenet Healthcare Corp. 7.88% 2003.................     40,000         40,600
Tenet Healthcare Corp. 8.13% 2008*(3).............     15,000         15,361

MEDICAL PRODUCTS -- 0.4%
Allegiance Corp. 7.00% 2026.......................    120,000        126,791
Beckman Instruments, Inc. 7.10% 2003..............     70,000         71,889
Owens & Minor, Inc. 10.88% 2006...................     10,000         10,600
                                                                ------------
                                                                     370,026
                                                                ------------
INDUSTRIAL & COMMERCIAL -- 1.4%
AEROSPACE & MILITARY TECHNOLOGY -- 0.0%
K & F Industries, Inc. 9.25% 2007.................     10,000          9,800

BUSINESS SERVICES -- 0.7%
Boise Cascade Office Products Co. 7.05% 2005......    190,000        200,903
Federal Express Corp. 6.72% 2022 #................    150,000        154,500

MACHINERY -- 0.2%
Cincinnati Milacron, Inc. 7.88% 2000..............     65,000         67,052
Grove Worldwide LLC 9.25% 2008*(3)................      5,000          4,400
Johnstown America Industries, Inc. 11.75% 2005....     10,000         10,487
Numatics, Inc., Series B 9.63% 2008...............     10,000          9,763

MULTI-INDUSTRY -- 0.0%
Nortek, Inc. 8.88% 2008...........................      5,000          4,825

TRANSPORTATION -- 0.5%
AMR Corp. 10.20% 2020.............................     50,000         65,698
Continental Airlines, Inc. 6.47% 2004.............     80,000         85,047
Continental Airlines, Inc. 6.65% 2017.............     75,000         79,637
MTL, Inc. 10.00% 2006* ...........................     10,000          9,600
                                                                ------------
                                                                     701,712
                                                                ------------
INFORMATION & ENTERTAINMENT -- 0.8%
BROADCASTING & MEDIA -- 0.7%
Allbritton Communications Co. 8.88% 2008..........      5,000          4,950
Century Communications Corp., Series B zero coupon
 2008.............................................     20,000          9,400

                                                                ----------------

                                                    PRINCIPAL
BONDS & NOTES (CONTINUED)                            AMOUNT        VALUE
----------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
BROADCASTING & MEDIA (CONTINUED)
Classic Cable, Inc. 9.88% 2008....................  $   5,000   $      5,087
Comcast Cable Communications 8.50% 2027...........     35,000         42,877
EchoStar DBS Corp. 12.50% 2002....................     10,000         10,425
Granite Broadcasting Corp. 8.88% 2008*............     15,000         14,006
LIN Holdings Corp. zero coupon 2008*(2)...........     15,000          9,825
News America Holdings, Inc. 8.00% 2016............    110,000        121,563
Scholastic Corp. 7.00% 2003.......................     70,000         73,907
Viacom, Inc. 7.75% 2005...........................     65,000         70,191

LEISURE & TOURISM -- 0.1%
Argosy Gaming Co. 13.25% 2004.....................     10,000         10,625
Fitzgeralds Gaming Corp., Series B 12.25% 2004....      5,000          3,500
Loews Cineplex Entertainment Corp. 8.88% 2008*....      5,000          4,950
                                                                ------------
                                                                     381,306
                                                                ------------

INFORMATION TECHNOLOGY -- 0.8%
ELECTRONICS -- 0.1%
Advanced Micro Devices, Inc. 11.00% 2003..........     10,000         10,100
Amphenol Corp. 9.88% 2007.........................     10,000          9,350

SOFTWARE -- 0.0%
Concentric Network Corp. 12.75% 2007..............     10,000          9,225
PSINet, Inc. 10.00% 2005..........................     10,000         10,000

TELECOMMUNICATIONS -- 0.7%
AMSC Acquisition, Inc. 12.25% 2008................      5,000          3,088
BTI Telecom Corp. 10.50% 2007.....................     10,000          8,300
Compania de Telecomunicaciones 7.63% 2006.........     40,000         38,547
e.spire Communications, Inc. zero coupon
 2008*(2).........................................     20,000         10,275
GCI, Inc. 9.75% 2007..............................     10,000          9,300
Globalstar LP 10.75% 2004.........................     10,000          6,400
GST Telecommunications, Inc. zero coupon
 2008*(2)(3)......................................     20,000          9,925
Intermedia Communications, Inc. 8.88% 2007........     15,000         15,075
Iridium LLC 10.88% 2005...........................     10,000          8,075
Iridium LLC 11.25% 2005...........................      5,000          4,100
ITC Deltacom, Inc. 8.88% 2008.....................      5,000          4,900
IXC Communications, Inc. 9.00% 2008...............     10,000          9,900
KMC Telecom Holdings, Inc. zero coupon 2008(2)....     20,000          9,575
Level 3 Communications, Inc. 9.13% 2008...........     10,000          9,475
McleodUSA, Inc. 8.38% 2008........................     10,000          9,850
MJD Communications, Inc. 9.50% 2008*..............      5,000          5,025
Nextel Communications, Inc. zero coupon
 2007(2) .........................................     20,000         12,000
Paging Network, Inc. 10.13% 2007..................     10,000          9,900
Tele-Communications, Inc. 7.25% 2005..............     50,000         55,013
Tele-Communications, Inc. 8.00% 2005..............     35,000         39,999
Tele-Communications, Inc. 9.25% 2002..............     35,000         39,279
Telecommunications Tech Co. LLC 9.75% 2008*.......     10,000          9,137
Time Warner Telecom, Inc. 9.75% 2008..............     10,000         10,050
Viatel, Inc. 11.25% 2008*(3)......................     10,000          9,000
                                                                ------------
                                                                     384,863
                                                                ------------

----------------
24

                                                    PRINCIPAL
BONDS & NOTES (CONTINUED)                            AMOUNT        VALUE
----------------------------------------------------------------------------
MATERIALS -- 0.5%
CHEMICALS -- 0.2%
Huntsman Corp. 9.50% 2007*........................  $  15,000   $     14,400
ICI Wilmington, Inc. 6.95% 2004...................     65,000         67,970
LaRoche Industries, Inc. 9.50% 2007...............      5,000          4,250
Sovereign Speciality Chemicals 9.50% 2007.........     10,000          9,550

FOREST PRODUCTS -- 0.2%
American Pad & Paper Co. 13.00% 2005..............     10,000          5,400
Boise Cascade Corp. 9.90% 2001....................     70,000         77,048
Gaylord Container Corp. 9.38% 2007................     10,000          8,000
Grupo Industrial Durango SA de CV 12.63% 2003.....     10,000          7,100
Repap New Brunswick, Inc. 9.00% 2004..............     10,000          9,125

METALS & MINERALS -- 0.1%
A.K. Steel Holding Corp. 9.13% 2006...............     10,000         10,000
Armco, Inc. 9.00% 2007............................     10,000          9,800
Bayou Steel Corp. 9.50% 2008*.....................     10,000          8,987
                                                                ------------
                                                                     231,630
                                                                ------------

MUNICIPAL BONDS -- 1.1%
MUNICIPAL BONDS -- 1.1%
Allentown Pennsylvania 6.20% 2005.................    225,000        238,513
Hudson County New Jersey Improvement Authority
 Facility 6.55% 2002..............................     85,000         89,472
Huntsville Alabama Solid Waste Disposal Authority
 5.95% 2003.......................................     85,000         87,287
Miami Florida Revenue 7.25% 2003..................    110,000        119,941
                                                                ------------
                                                                     535,213
                                                                ------------

NON-U.S. GOVERNMENT OBLIGATIONS -- 1.5%
FOREIGN GOVERNMENT -- 1.5%
Australian Government 10.00% 2006........... (AUD)    755,000        583,565
Republic of Argentina 11.00% 2006.................     50,000         46,625
Republic of Columbia 7.25% 2004...................     49,000         38,342
Republic of Columbia 7.63% 2007...................     33,000         23,018
Republic of Lithuania 7.13% 2002*.................     35,000         30,275
                                                                ------------
                                                                     721,825
                                                                ------------

REAL ESTATE -- 0.4%
REAL ESTATE COMPANIES -- 0.4%
Equity Office Properties Operating LP 6.38%
 2003.............................................    100,000         99,938
Post Apartment Homes LP 7.02% 2001................    110,000        114,989
                                                                ------------
                                                                     214,927
                                                                ------------

U.S. GOVERNMENT & AGENCIES -- 21.8%

U.S. GOVERNMENT & AGENCIES -- 21.8%
Federal Home Loan Mortgage Corp. 6.00% 2006.......     34,541         34,735
Federal Home Loan Mortgage Corp. 6.50% 2022.......    122,000        127,756
Federal Home Loan Mortgage Corp. 6.50% 2023.......     40,000         42,850
Federal Home Loan Mortgage Corp. 6.55% 2022.......     32,000         33,610
Federal Home Loan Mortgage Corp. 6.75% 2022.......    130,000        134,757
Federal Home Loan Mortgage Corp. 7.00% 2023.......     25,000         27,328

                                                                ----------------

                                                    PRINCIPAL
BONDS & NOTES (CONTINUED)                            AMOUNT        VALUE
----------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES (CONTINUED)
Federal Home Loan Mortgage Corp. 7.50% 2023.......  $  16,236   $     16,749
Federal Home Loan Mortgage Corp. 7.75% 2022.......     41,306         44,429
Federal Home Loan Mortgage Corp. 8.50% 2019.......     45,510         47,820
Federal National Mortgage Association 5.25%
 2003.............................................    825,000        842,399
Federal National Mortgage Association 5.63%
 2001.............................................    320,000        327,699
Federal National Mortgage Association 5.65%
 2005.............................................     29,812         29,757
Federal National Mortgage Association 5.75%
 2008.............................................    760,000        803,350
Federal National Mortgage Association 6.13%
 2028(4)..........................................    231,118        233,718
Federal National Mortgage Association 7.00%
 2006.............................................      7,639          7,646
Federal National Mortgage Association 7.39%
 2021.............................................     46,053         50,281
Federal National Mortgage Association 7.75%
 2021.............................................    184,000        194,234
Federal National Mortgage Association 8.00%
 2006.............................................     64,798         68,625
Government National Mortgage Association 7.00%
 2022.............................................     17,128         17,695
Government National Mortgage Association 7.00%
 2023.............................................     15,007         15,499
Government National Mortgage Association 7.25%
 2027.............................................    226,706        234,498
Government National Mortgage Association 7.50%
 2024.............................................     59,971         62,182
Government National Mortgage Association 8.50%
 2017.............................................     56,655         60,408
Government National Mortgage Association 9.00%
 2021.............................................     17,472         18,783
United States Treasury Bonds 7.50% 2016...........    230,000        292,783
United States Treasury Bonds 8.50% 2020...........    200,000        284,468
United States Treasury Bonds 9.25% 2016...........    160,000        235,675
United States Treasury Bonds 11.88% 2003..........    520,000        695,172
United States Treasury Bonds 12.00% 2013..........  3,330,000      5,208,853
United States Treasury Bonds Strip zero coupon
 2012.............................................    260,000        132,761
United States Treasury Notes 6.63% 2001...........    365,000        386,444
                                                                ------------
                                                                  10,712,964
                                                                ------------

UTILITIES -- 2.1%
ELECTRIC UTILITIES -- 0.8%
Atlantic City Electric Co. 6.38% 2005.............     45,000         47,889
Cleveland Electric Illuminating Co., Series B
 7.19% 2000.......................................     20,000         20,479
Empresa Nacional de Electricidad SA 7.33% 2037....     45,000         40,226
PacifiCorp 6.38% 2008#............................    150,000        156,675
Public Service Electric & Gas Co. 8.88% 2003......     21,000         24,392
UtiliCorp United, Inc. 6.88% 2004.................     70,000         74,393
WESCO Distribution, Inc., Series B 9.13% 2008.....     15,000         14,288

GAS & PIPELINE UTILITIES -- 0.5%
HNG Internorth, Inc. 9.63% 2006...................    110,000        132,367
KN Energy, Inc. 6.65% 2005........................     90,000         92,425

TELEPHONE -- 0.8%
GTE Corp. 6.36% 2006..............................    175,000        186,392
MCI Communications Corp. 6.13% 2002(4)............     45,000         46,128
MGC Communications, Inc., Series B 13.00% 2004....      5,000          3,750
WorldCom, Inc. 7.55% 2004.........................    165,000        179,702
                                                                ------------
                                                                   1,019,106
                                                                ------------
TOTAL BONDS & NOTES (cost $18,918,155)............                19,738,947
                                                                ------------

----------------
26

WARRANTS -- 0.0%+                                    SHARES        VALUE
----------------------------------------------------------------------------
FINANCE -- 0.0%
BANKS -- 0.0%
Golden State Bancorp, Inc.........................      1,500   $      6,328
                                                                ------------
INFORMATION TECHNOLOGY -- 0.0%
TELECOMMUNICATIONS -- 0.0%
KMC Telecom Holdings, Inc. 4/15/08*#..............         20             50
                                                                ------------
TOTAL WARRANTS (cost $8,851)......................                     6,378
                                                                ------------


PUT OPTIONS -- 0.1%                                 CONTRACTS
----------------------------------------------------------------------------
America Online, Inc., exp 11/98...................         15         19,125
At Home Corp., exp 10/98..........................          5             31
CMG Information Services, Inc., exp 11/98.........         14          8,225
Excite, Inc., exp 11/98...........................         10          6,000
Lycos, Inc., exp 11/98............................         19         11,163
Yahoo, Inc., exp 11/98............................          7         11,638
                                                                ------------
TOTAL PUT OPTIONS (cost $60,781)..................                    56,182
                                                                ------------
TOTAL INVESTMENT SECURITIES (cost $41,871,349)....                43,691,037
                                                                ------------

                                                    PRINCIPAL
SHORT-TERM SECURITIES -- 2.1%                        AMOUNT
----------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES -- 0.1%
Chase Manhattan Corp. 8.77% due 2/19/99...........  $  50,000         50,513
                                                                ------------
FEDERAL AGENCY OBLIGATIONS -- 1.9%
Federal Home Loan Mortgage Corp. 5.40% due
 10/1/98..........................................    925,000        925,000
                                                                ------------
FOREIGN SHORT-TERM NOTES -- 0.1%
New Zealand Treasury Bill zero coupon due
 12/16/98................................... (NZD)    130,000         64,374
                                                                ------------
TOTAL SHORT-TERM SECURITIES (cost $1,047,296).....                 1,039,887
                                                                ------------

REPURCHASE AGREEMENTS -- 9.2%
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 9.2%
J.P. Morgan & Co., Inc. Joint Repurchase Agreement
 (Note 3).........................................    640,000        640,000
PaineWebber, Inc. Joint Repurchase Agreement (Note
 3)...............................................  2,872,000      2,872,000
State Street Bank & Trust Co. Joint Repurchase
 Agreement (Note 3)...............................  1,000,000      1,000,000
                                                                ------------
TOTAL REPURCHASE AGREEMENTS (cost $4,512,000).....                 4,512,000
                                                                ------------

TOTAL INVESTMENTS --
  (cost $47,430,645)                          100.2%         49,242,924
Total written call options                     (0.1)            (29,707)
Liabilities in excess of other assets --       (0.1)            (52,100)
                                           ---------      -------------
NET ASSETS --                                 100.0%      $  49,161,117
                                           ---------      -------------
                                           ---------      -------------

-------------

+   Non-income producing securities

#  Fair valued security; see Note 2

*  Resale restricted to qualified institutional buyers

@ The security or a portion thereof has been segregated as collateral for the written option contracts

                                                                ----------------

(1) PIK ("Payment-in-Kind") payment made with additional securities in lieu of cash

(2) Represents a zero coupon bond which will convert to an interest-bearing security at a later date

(3) Bond issued as part of a unit which includes an equity component

(4) Variable rate security; rate as of September 30, 1998

ADR -- American Depository Receipt

AUD -- Australian Dollar

NOK -- Norwegian Krone

NZD -- New Zealand Dollar

OPEN COVERED WRITTEN CALL OPTIONS

---------------------------------------------------------------------------
                                        EXPIRATION     STRIKE
CALL OPTIONS               CONTRACTS       DATE         PRICE       VALUE
---------------------------------------------------------------------------
Abercrombie & Fitch Co.            3         10/98    $      50   $    (244)
America Online, Inc.              15         11/98          120     (11,812)
Sepracor, Inc.                    10         10/98           60      (7,501)
Yahoo!, Inc.                       7         11/98          135     (10,150)
                                                                  ---------
Total Open Covered Written Call Options (proceeds $27,329)......  $ (29,707)
                                                                  ---------
                                                                  ---------

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

------------------------------------------------------------
                                                  GROSS
    CONTRACT             IN         DELIVERY    UNREALIZED
   TO DELIVER       EXCHANGE FOR      DATE     APPRECIATION
------------------------------------------------------------
AUD       24,000    USD     14,284  10/27/98    $     58
USD       37,153   FIM     200,000  11/12/98       2,269
*USD       9,450    GBP      5,800  10/07/98         406
*USD       3,254    GBP      2,000  10/07/98         145
*USD       4,875    GBP      3,000  10/07/98         224
*USD      11,352    GBP      7,000  10/07/98         544
USD        7,606   ITL   13,000,000 10/19/98         272
USD       28,960   ITL   51,000,000 11/12/98       1,953
USD        6,264   ITL   11,000,000 11/12/98         403
USD        8,565   ITL   15,000,000 11/12/98         527
USD        4,819   ITL    8,000,000 11/12/98          30
                                                 -------
                                                   6,831
                                                 -------


                                                  GROSS
                                                UNREALIZED
                                               DEPRECIATION
------------------------------------------------------------
AUD      845,000    USD    500,730  10/27/98        (140)
AUD      103,000    USD     59,925  10/27/98      (1,127)
FIM      430,000    USD     80,264  11/06/98      (4,469)
FIM      500,000    USD     90,912  11/12/98      (7,643)
FIM      570,000    USD    106,343  11/12/98      (6,010)
*GBP      17,800    USD     29,512  10/07/98        (738)
ITL   10,000,000    USD      5,684  10/19/98        (376)
ITL   82,000,000    USD     47,029  10/19/98      (2,659)
ITL   14,000,000    USD      7,922  10/19/98        (561)
ITL  114,000,000    USD     64,564  11/12/98      (4,535)
                                                 -------
                                                 (28,258)
                                                 -------
Net Unrealized Depreciation.................    $(21,427)
                                                 -------
                                                 -------

-------------

* Represents fully offsetting forward foreign currency contracts that do not have additional market risk but have continued counter party settlement risk

AUD -- Australian Dollar    GBP -- Great British Pound  USD -- United States Dollar
FIM -- Finnish Markka       ITL -- Italian Lira

See Notes to Financial Statements

----------------
28

----------------

SEASONS SERIES TRUST
MULTI-MANAGED
INCOME/EQUITY PORTFOLIO               INVESTMENT PORTFOLIO -- SEPTEMBER 30, 1998

                                                                     (UNAUDITED)

COMMON STOCK -- 26.3%                        SHARES           VALUE
-----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 1.7%
APPAREL & TEXTILES -- 0.1%
Oakley, Inc.+ ..........................          3,100   $      29,837

AUTOMOTIVE -- 0.3%
Federal-Mogul Corp. ....................          1,245          58,204
Ford Motor Co. .........................          1,000          46,937
General Motors Corp. ...................            500          27,344

RETAIL -- 1.3%
Amazon.com, Inc.+ ......................            380          42,418
Costco Cos., Inc.+ .....................          1,165          55,192
CVS Corp. ..............................          2,500         109,531
Dayton Hudson Corp. ....................          1,500          53,625
Federated Department Stores, Inc.+ .....            800          29,100
Gap, Inc. ..............................          1,000          52,750
Home Depot, Inc. .......................          1,300          51,350
Office Depot, Inc.+ ....................          1,000          22,438
Wal-Mart Stores, Inc. ..................          1,900         103,787
                                                          -------------
                                                                682,513
                                                          -------------

CONSUMER STAPLES -- 0.2%
FOOD, BEVERAGE & TOBACCO -- 0.1%
Philip Morris Cos., Inc. ...............          1,100          50,669
UST, Inc. ..............................            400          11,825

HOUSEHOLD PRODUCTS -- 0.1%
Colgate-Palmolive Co. ..................            500          34,250
                                                          -------------
                                                                 96,744
                                                          -------------

ENERGY -- 0.9%
ENERGY SERVICES -- 0.3%
Schlumberger Ltd. ......................            800          40,250
Transocean Offshore, Inc. ..............          2,355          81,689

ENERGY SOURCES -- 0.6%
Chevron Corp. ..........................            800          67,250
Enron Corp. ............................            500          26,406
Exxon Corp. ............................            500          35,094
Mobil Corp. ............................            400          30,375
Ocean Rig ASA+ ....................(NOK)         44,992          17,829
Royal Dutch Petroleum Co. ..............          1,000          47,625
Texaco, Inc. ...........................            600          37,612
                                                          -------------
                                                                384,130
                                                          -------------

                                                                ----------------

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
FINANCE -- 3.3%
BANKS -- 1.1%
Ambanc Holding Co., Inc. ...............            115   $       1,495
Bank of New York Co., Inc. .............          4,000         109,500
Chase Manhattan Corp. ..................            600          25,950
Citicorp................................            250          23,234
First Union Corp. ......................            500          25,594
Firstar Corp. ..........................            575          29,109
Mellon Bank Corp. ......................            800          44,050
NationsBank Corp. ......................            590          31,565
Star Banc Corp. ........................            860          56,867
Summit Bancorp. ........................          1,200          45,000
U.S. Bancorp............................          1,555          55,300

FINANCIAL SERVICES -- 1.6%
American Express Co. ...................            800          62,100
American General Corp. .................            700          44,712
Associates First Capital Corp., Class
  A.....................................          2,255         147,139
Capital One Financial Corp. ............          1,000         103,500
Equitable Cos., Inc. ...................            600          24,825
Federal National Mortgage Association...            400          25,700
Fleet Financial Group, Inc. ............            800          58,750
Household International, Inc. ..........          1,400          52,500
Morgan Stanley, Dean Witter & Co. ......            500          21,531
Newcourt Credit Group, Inc. ............            940          24,558
PaineWebber Group, Inc. ................            900          27,000
Providian Financial Corp. ..............            800          67,850
Travelers Group, Inc. ..................            750          28,125

INSURANCE -- 0.6%
Aetna, Inc. ............................            400          27,800
Allstate Corp. .........................          1,000          41,687
Chubb Corp. ............................            300          18,900
The Hartford Financial Services Group,
  Inc. .................................            600          28,463
UNUM Corp. .............................          2,570         127,697
                                                          -------------
                                                              1,380,501
                                                          -------------

HEALTHCARE -- 5.1%
DRUGS -- 3.9%
Abbott Laboratories, Inc. ..............            800          34,750
ALZA Corp.+ ............................          3,785         164,174
Amgen, Inc.+ ...........................            700          52,894
Biogen, Inc.+ ..........................            900          59,231
Bristol-Myers Squibb Co. ...............            400          41,550
Centocor, Inc.+ ........................          3,155         125,017
Eli Lilly & Co. ........................          3,070         240,419
Merck & Co., Inc. ......................            300          38,869
Pfizer, Inc. ...........................          2,885         305,630
Pharmacia & Upjohn, Inc. ...............          1,545          77,540
Warner-Lambert Co. .....................          6,085         459,417

HEALTH SERVICES -- 0.4%
IMS Health, Inc. .......................          2,120         131,308
Omnicare, Inc. .........................          1,499          52,840

----------------
30

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
HEALTHCARE (CONTINUED)
MEDICAL PRODUCTS -- 0.8%
Allegiance Corp. .......................            800   $      23,800
Baxter International, Inc. .............            800          47,600
Johnson & Johnson.......................            500          39,125
Schering-Plough Corp. ..................            500          51,781
Sofamor Danek Group, Inc.+ .............          1,625         144,625
United States Surgical Corp. ...........             45           1,876
                                                          -------------
                                                              2,092,446
                                                          -------------

INDUSTRIAL & COMMERCIAL -- 1.4%
AEROSPACE & MILITARY TECHNOLOGY -- 0.1%
Orbital Sciences Corp.+ ................          1,080          30,308

BUSINESS SERVICES -- 0.4%
Apollo Group, Inc., Class A+............            975          27,178
Delta & Pine Land Co. ..................          1,310          57,640
Service Corp. International.............            800          25,500
Technology Solutions Co.+ ..............          1,460          16,425
Waste Management, Inc.+ ................            600          28,838

MACHINERY -- 0.1%
United Technologies Corp. ..............            700          53,506

MULTI-INDUSTRY -- 0.7%
Raisio Group PLC........................          3,507          51,041
Republic Industries, Inc.+ .............            900          13,106
Tyco International Ltd. ................          4,320         238,680

TRANSPORTATION -- 0.1%
Burlington Northern Santa Fe Corp. .....            900          28,800
                                                          -------------
                                                                571,022
                                                          -------------

INFORMATION & ENTERTAINMENT -- 2.8%
BROADCASTING & MEDIA -- 2.7%
Capstar Broadcasting Corp., Class A+....            240           3,705
Chancellor Media Corp.+ ................          1,860          62,077
Cox Communications, Inc., Class A+......          1,765          96,413
Lamar Advertising Co.,+ ................          1,476          41,328
Liberty Media Group, Series A+..........          3,620         132,809
MediaOne Group, Inc.+ ..................          6,825         303,286
Outdoor Systems, Inc.+ .................          2,757          53,762
Penton Media, Inc. .....................          1,445          19,688
Time Warner, Inc. ......................          4,417         386,764
United International Holdings, Inc.+ ...            850           8,234

LEISURE & TOURISM -- 0.1%
Carnival Corp., Class A.................            960          30,540
McDonald's Corp. .......................            500          29,844
                                                          -------------
                                                              1,168,450
                                                          -------------

                                                                ----------------

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 9.5%
COMMUNICATION EQUIPMENT -- 0.9%
General Instrument Corp.+ ..............          1,340   $      28,978
Lucent Technologies, Inc. ..............          1,400          96,687
Nokia Corp., Class A ADR................          2,935         230,214

COMPUTERS & BUSINESS EQUIPMENT -- 1.3%
Compaq Computer Corp. ..................            700          22,137
Dell Computer Corp.+ ...................          3,415         224,536
EMC Corp.+ .............................          2,500         142,969
Hewlett-Packard Co. ....................            200          10,588
Honeywell, Inc. ........................            400          25,625
International Business Machines
  Corp. ................................            700          89,600
Micron Technology, Inc.+ ...............            800          24,350

ELECTRONICS -- 1.1%
General Electric Co. ...................          2,060         163,899
Intel Corp. ............................            810          69,457
Maxim Integrated Products, Inc.+ .......          1,800          50,175
Motorola, Inc. .........................            500          21,344
Pittway Corp., Class A..................          3,180          75,922
Texas Instruments, Inc. ................            800          42,200
Vitesse Semiconductor Corp.+ ...........          2,270          53,629

SOFTWARE -- 3.7%
America Online, Inc.+ ..................          1,850         205,812
Aspect Development, Inc.+ ..............            410          16,144
Aspen Technology, Inc.+ ................          2,375          63,531
At Home Corp., Series A+................          1,600          76,600
BMC Software, Inc.+ ....................            600          36,038
Broadcast.com, Inc.+ ...................             25           1,009
Cadence Design Systems, Inc.+ ..........          3,835          98,032
Cisco Systems, Inc.+ ...................          6,813         421,129
Intuit, Inc.+ ..........................          1,220          56,806
Microsoft Corp.+ .......................          3,760         413,835
Sapient Corp.+ .........................          2,400          81,900
Sun Microsystems, Inc.+ ................            300          14,944
Wind River Systems+ ....................          1,155          54,574

TELECOMMUNICATIONS -- 2.5%
Comcast Corp., Class A..................          7,800         366,112
Frontier Corp. .........................          1,500          41,063
Global Crossing Ltd.+ ..................            190           3,966
Tele-Communications, Inc., TCI Ventures
  Group, Series A+......................         14,520         260,453
Tele-Communications, Inc., Series A+....          8,080         316,130
Western Wireless Corp., Class A+........          2,565          45,849
                                                          -------------
                                                              3,946,237
                                                          -------------

MATERIALS -- 0.5%
CHEMICALS -- 0.4%
du Pont (E.I.) de Nemours & Co. ........            800          44,900
Monsanto Co. ...........................          2,330         131,354

----------------
32

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
MATERIALS (CONTINUED)
METALS & MINERALS -- 0.1%
Martin Marietta Materials, Inc. ........            300   $      12,956
                                                          -------------
                                                                189,210
                                                          -------------

UTILITIES -- 0.9%
ELECTRIC UTILITIES -- 0.1%
GPU, Inc. ..............................            800          34,000

GAS & PIPELINE UTILITIES -- 0.0%
Consolidated Natural Gas Co. ...........            500          27,250

TELEPHONE -- 0.8%
AT&T Corp. .............................          2,000         116,875
GTE Corp. ..............................            500          27,500
MCI WorldCom, Inc.+ ....................          1,800          87,975
SBC Communications, Inc. ...............            800          35,550
Telecom Italia SpA......................          7,115          49,031
                                                          -------------
                                                                378,181
                                                          -------------
TOTAL COMMON STOCK (cost $9,973,373)....                     10,889,434
                                                          -------------


PREFERRED STOCK -- 0.0%
-----------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.0%
TELECOMMUNICATIONS -- 0.0%
Viatel, Inc., Series A 10.00%(1) (cost
  $332).................................              5             298
                                                          -------------

                                            PRINCIPAL
BONDS & NOTES -- 65.6%                       AMOUNT
-----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.5%
APPAREL & TEXTILES -- 0.0%
Galey & Lord, Inc. 9.13% 2008...........  $       5,000           4,300

AUTOMOTIVE -- 0.0%
Accuride Corp., Series B 9.25% 2008*....         10,000           9,575

HOUSING -- 0.1%
Engle Homes, Inc., Series C 9.25%
  2008..................................         10,000           9,600
Falcon Building Products, Inc. 9.50%
  2007..................................         10,000           8,500
Standard Pacific Corp. 8.50% 2007.......         20,000          19,100

RETAIL -- 0.4%
Amazon.com, Inc. zero coupon 2008(2)....         65,000          35,750
Duane Reade, Inc. 9.25% 2008............         10,000           9,700
Fred Meyer, Inc. 7.38% 2005.............         55,000          57,095
J.C. Penney Co., Inc. 7.40% 2037........         50,000          55,051
                                                          -------------
                                                                208,671
                                                          -------------

                                                                ----------------

                                            PRINCIPAL
BONDS & NOTES (CONTINUED)                    AMOUNT           VALUE
-----------------------------------------------------------------------
CONSUMER STAPLES -- 0.2%
FOOD, BEVERAGE & TOBACCO -- 0.2%
Aurora Foods, Inc., Series B 8.75%
  2008..................................  $       5,000   $       5,063
Nash Finch Co. 8.50% 2008...............         10,000           9,400
Panamerican Beverages, Inc. 8.13%
  2003..................................         70,000          72,061

HOUSEHOLD PRODUCTS -- 0.0%
Revlon Worldwide Corp. zero coupon
  2001..................................         20,000          15,300
                                                          -------------
                                                                101,824
                                                          -------------

ENERGY -- 0.8%
ENERGY SERVICES -- 0.0%
Dailey International, Inc. 9.50% 2008...         15,000           9,000

ENERGY SOURCES -- 0.8%
Abraxas Petroleum Corp. 11.50% 2004.....         15,000          11,700
Cross Timbers Oil Co., Class B 8.75%
  2009..................................         15,000          13,500
Newfield Exploration Co., Series B 7.45%
  2007..................................         20,000          19,860
P&L Coal Holdings Corp. 9.63% 2008*.....         25,000          24,562
Petroleos Mexicano 9.00% 2007...........         52,000          42,250
Sonat, Inc. 6.88% 2005..................        140,000         149,822
Tesoro Petroleum Corp., Series B 9.00%
  2008..................................         10,000           9,625
YPF Sociedad Anonima 8.00% 2004.........         40,000          36,300
                                                          -------------
                                                                316,619
                                                          -------------

FINANCE -- 11.0%
BANKS -- 3.0%
Banc One Corp. 8.00% 2027...............         43,000          50,269
Bank One Columbus 7.38% 2002............         40,000          42,907
Banponce Financial Corp. 6.75% 2001.....         50,000          51,782
Credit National 7.00% 2005..............         40,000          42,127
Export Import Bank of Korea 6.50%
  2006..................................         65,000          49,869
First Chicago NBD Corp. 7.25% 2004......        135,000         145,746
First Republic Bancorp 7.75% 2012.......         50,000          55,693
First Union-Lehman Brothers Commercial
  Mortgage Corp. 6.60% 2007.............        250,000         258,080
Korea Development Bank 7.13% 2001.......         35,000          30,555
National City Corp. 7.20% 2005..........        200,000         216,752
NBD Bank SA 8.25% 2024..................         50,000          59,715
NCNB Co. 9.38% 2009.....................         68,000          87,341
United States Bancorp 7.50% 2026........        110,000         122,756
Western Financial Savings Bank 8.88%
  2007..................................         10,000           8,400

FINANCIAL SERVICES -- 7.0%
Aesop Funding Corp. 6.14% 2006..........        120,000         123,525
Allstate Financing II 7.83% 2045........         49,000          51,946
AMRESCO, Inc. 9.88% 2005*...............         10,000           8,000
Arcadia Financial Ltd. 11.50% 2007
  (3)...................................         10,000           7,275
Asset Securitization Corp. 6.66% 2041...         80,000          83,565
Associates Corp. of North America 7.63%
  2004..................................        130,000         144,691
ContiFinancial Corp. 8.13% 2008.........          5,000           4,697
CS First Boston Mortgage Securities
  Corp. 7.24% 2029......................        110,000         118,701
Dime Capital Trust I, Series A 9.33%
  2027..................................         40,000          45,354
Equitable Cos., Inc. 7.00% 2028.........        130,000         132,128

----------------
34

                                            PRINCIPAL
BONDS & NOTES (CONTINUED)                    AMOUNT           VALUE
-----------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Finova Capital Corp. 6.63% 2001.........  $     125,000   $     128,780
Finova Capital Corp., Series C 6.39%
  2002..................................         60,000          62,579
Fleet Mortgage Group, Inc. 6.84% 2003...         50,000          53,319
Ford Motor Credit Corp. 7.02% 2000......        125,000         129,751
GE Capital Mortgage Services, Inc. 6.25%
  2023..................................         25,480          25,496
General Motors Acceptance Corp. 7.63%
  2003..................................        135,000         148,728
Morgan Stanley Capital I, Inc. 7.22%
  2007*#................................        120,000         129,788
Popular North America, Inc. 6.63%
  2002..................................         50,000          50,903
Private Export Funding Corp. 5.87%
  2008..................................        400,000         424,812
Private Export Funding Corp. 6.31%
  2004..................................        100,000         107,126
Private Export Funding Corp. 6.62%
  2005..................................        160,000         177,483
Private Export Funding Corp. 7.03%
  2003..................................         60,000          65,974
Private Export Funding Corp. 7.30%
  2002..................................        270,000         291,135
Private Export Funding Corp. 7.90%
  2000..................................         75,000          78,522
U.S. West Capital Funding, Inc. 6.25%
  2005..................................        165,000         175,227
U.S. West Capital Funding, Inc. 6.88%
  2028..................................        100,000         106,007

INSURANCE -- 1.0%
Cigna Corp. 7.40% 2007..................         80,000          87,675
Cigna Corp. 7.88% 2027..................         37,000          40,159
Jackson National Life Insurance Co.
  8.15% 2027*...........................         44,000          53,239
Lumbermens Mutual Casualty Co. 8.30%
  2037*.................................         80,000          89,628
Metropolitan Life Insurance Co. 7.70%
  2015*.................................        140,000         164,140
                                                          -------------
                                                              4,532,345
                                                          -------------

HEALTHCARE -- 1.0%
HEALTH SERVICES -- 0.5%
HEALTHSOUTH Corp. 6.88% 2005*(3)........        120,000         125,742
Tenet Healthcare Corp. 7.88% 2003.......         50,000          50,750
Tenet Healthcare Corp. 8.13% 2008*(3)...         20,000          20,481

MEDICAL PRODUCTS -- 0.5%
Allegiance Corp. 7.00% 2026.............        130,000         137,357
Beckman Instruments, Inc. 7.10% 2003....         75,000          77,024
Owens & Minor, Inc. 10.88% 2006.........         10,000          10,600
                                                          -------------
                                                                421,954
                                                          -------------

INDUSTRIAL & COMMERCIAL -- 2.1%
AEROSPACE & MILITARY TECHNOLOGY -- 0.0%
K & F Industries, Inc. 9.25% 2007.......         15,000          14,700

BUSINESS SERVICES -- 1.1%
Boise Cascade Office Products Co. 7.05%
  2005..................................        230,000         243,197
Federal Express Corp. 6.72% 2022#.......        190,000         195,700

MACHINERY -- 0.3%
Cincinnati Milacron, Inc. 7.88% 2000....         75,000          77,368
Grove Worldwide LLC 9.25% 2008*(3)......          5,000           4,400
Johnstown America Industries, Inc.
  11.75% 2005...........................         10,000          10,487
Numatics, Inc., Series B 9.63% 2008.....         10,000           9,763

                                                                ----------------

                                            PRINCIPAL
BONDS & NOTES (CONTINUED)                    AMOUNT           VALUE
-----------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
MULTI-INDUSTRY -- 0.0%
Nortek, Inc. 8.88% 2008.................  $       5,000   $       4,825

TRANSPORTATION -- 0.7%
AMR Corp. 9.88% 2020....................         70,000          97,541
Continental Airlines, Inc. 6.47% 2004...         95,000         100,994
Continental Airlines, Inc. 6.65% 2017...         70,000          74,327
MTL, Inc. 10.00% 2006*..................         15,000          14,400
                                                          -------------
                                                                847,702
                                                          -------------

INFORMATION & ENTERTAINMENT -- 1.3%
BROADCASTING & MEDIA -- 1.2%
Allbritton Communications Co. 8.88%
  2008..................................         10,000           9,900
Century Communications Corp., Series B
  zero coupon 2008......................         25,000          11,750
Classic Cable, Inc. 9.88% 2008..........          5,000           5,088
Comcast Cable Communications 8.50%
  2027..................................         50,000          61,252
EchoStar DBS Corp. 12.50% 2002..........         15,000          15,637
Granite Broadcasting Corp. 8.88%
  2008*.................................         20,000          18,675
LIN Holdings Corp. zero coupon
  2008*(2)..............................         20,000          13,100
News America Holdings, Inc. 8.00%
  2016..................................        125,000         138,140
Scholastic Corp. 7.00% 2003.............         80,000          84,465
Tele-Communications, Inc. 8.00% 2005....         50,000          57,141
Viacom, Inc. 7.75% 2005.................         80,000          86,389

LEISURE & TOURISM -- 0.1%
Argosy Gaming Co. 13.25% 2004...........         10,000          10,625
Fitzgeralds Gaming Corp., Series B
  12.25% 2004...........................          5,000           3,500
Loews Cineplex Entertainment Corp. 8.88%
  2008*.................................          5,000           4,950
                                                          -------------
                                                                520,612
                                                          -------------

INFORMATION TECHNOLOGY -- 1.0%
ELECTRONICS -- 0.0%
Advanced Micro Devices, Inc. 11.00%
  2003..................................         10,000          10,100
Amphenol Corp. 9.88% 2007...............          5,000           4,675

SOFTWARE -- 0.1%
Concentric Network Corp. 12.75% 2007....         10,000           9,225
PSINet, Inc. 10.00% 2005................         10,000          10,000

TELECOMMUNICATIONS -- 0.9%
AMSC Acquisition, Inc. 12.25% 2008......          5,000           3,088
BTI Telecom Corp. 10.50% 2007...........         10,000           8,300
Compania de Telecomunicaciones 7.63%
  2006..................................         50,000          48,184
e.spire Communications, Inc. zero coupon
  2008*(2)..............................         25,000          12,844
GCI, Inc. 9.75% 2007....................         10,000           9,300
Globalstar LP 10.75% 2004...............         15,000           9,600
GST Telecommunications, Inc. zero coupon
  2008*(2)(3)...........................         20,000           9,925
Intermedia Communications, Inc. 8.88%
  2007..................................         20,000          20,100
Iridium LLC 10.88% 2005.................         10,000           8,075
Iridium LLC 11.25% 2005.................          5,000           4,100
ITC Deltacom, Inc. 8.88% 2008...........         10,000           9,800
IXC Communications, Inc. 9.00% 2008.....         10,000           9,900

----------------
36

                                            PRINCIPAL
BONDS & NOTES (CONTINUED)                    AMOUNT           VALUE
-----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
KMC Telecom Holdings, Inc. zero coupon
  2008(2)...............................  $      20,000   $       9,575
Level 3 Communications, Inc. 9.13%
  2008..................................         15,000          14,212
McleodUSA, Inc. 8.38% 2008..............         15,000          14,775
MJD Communications, Inc. 9.50% 2008*....          5,000           5,025
Nextel Communications, Inc. zero coupon
  2007(2)...............................         20,000          12,000
Paging Network, Inc. 10.13% 2007........         15,000          14,850
Tele-Communications, Inc. 7.25% 2005....         50,000          55,013
Tele-Communications, Inc. 9.25% 2002....         50,000          56,113
Telecommunications Tech Co. LLC 9.75%
  2008*.................................         15,000          13,706
Time Warner Telecom, Inc. 9.75% 2008....         10,000          10,050
Viatel, Inc. 11.25% 2008* (3)...........         10,000           9,000
                                                          -------------
                                                                401,535
                                                          -------------

MATERIALS -- 0.6%
CHEMICALS -- 0.2%
Huntsman Corp. 9.50% 2007*..............         15,000          14,400
ICI Wilmington, Inc. 6.95% 2004.........         70,000          73,199
LaRoche Industries, Inc. 9.50% 2007.....         10,000           8,500
Sovereign Speciality Chemicals 9.50%
  2007..................................         10,000           9,550

FOREST PRODUCTS -- 0.3%
American Pad & Paper Co. 13.00% 2005....         10,000           5,400
Boise Cascade Corp. 9.90% 2001..........         90,000          99,061
Gaylord Container Corp. 9.38% 2007......         10,000           8,000
Grupo Industrial Durango SA de CV 12.63%
  2003..................................         10,000           7,100
Repap New Brunswick, Inc. 9.00% 2004....         10,000           9,125

METALS & MINERALS -- 0.1%
A.K. Steel Holding Corp. 9.13% 2006.....         10,000          10,000
Armco, Inc. 9.00% 2007..................         10,000           9,800
Bayou Steel Corp. 9.50% 2008*...........         15,000          13,481
                                                          -------------
                                                                267,616
                                                          -------------

MUNICIPAL BONDS -- 1.7%
MUNICIPAL BONDS -- 1.7%
Allentown Pennsylvania 6.20% 2005.......        280,000         296,817
Hudson County New Jersey Improvement
  Authority Facility 6.55% 2002.........        135,000         142,102
Huntsville Alabama Solid Waste Disposal
  Authority 5.95% 2003..................        100,000         102,691
Miami Florida Revenue 7.25% 2003........        135,000         147,200
                                                          -------------
                                                                688,810
                                                          -------------

NON-U.S. GOVERNMENT OBLIGATIONS -- 2.1%
FOREIGN GOVERNMENT -- 2.1%
Australian Government 10.00%
  2006.............................(AUD)        935,000         722,693
Republic of Argentina 11.00% 2006.......         55,000          51,288
Republic of Columbia 7.25% 2004.........         73,000          57,122
Republic of Columbia 7.63% 2007.........         25,000          17,438
Republic of Lithuania 7.13% 2002*.......         43,000          37,195
                                                          -------------
                                                                885,736
                                                          -------------

                                                                ----------------

                                            PRINCIPAL
BONDS & NOTES (CONTINUED)                    AMOUNT           VALUE
-----------------------------------------------------------------------
REAL ESTATE -- 0.6%
REAL ESTATE COMPANIES -- 0.6%
Equity Office Properties Operating LP
  6.38% 2003............................  $     120,000   $     119,926
Post Apartment Homes LP 7.02% 2001......        130,000         135,895
                                                          -------------
                                                                255,821
                                                          -------------

U.S. GOVERNMENT & AGENCIES -- 39.5%
U.S. GOVERNMENT & AGENCIES -- 39.5%
Federal Home Loan Mortgage Corp. 6.00%
  2006..................................         44,410          44,659
Federal Home Loan Mortgage Corp. 6.50%
  2022..................................        100,000         104,718
Federal Home Loan Mortgage Corp. 6.50%
  2023..................................         60,000          64,275
Federal Home Loan Mortgage Corp. 6.75%
  2022..................................         45,000          46,647
Federal Home Loan Mortgage Corp. 7.00%
  2023..................................         32,000          34,980
Federal Home Loan Mortgage Corp. 7.50%
  2023..................................         19,484          20,099
Federal Home Loan Mortgage Corp. 7.75%
  2022..................................         57,828          62,201
Federal Home Loan Mortgage Corp. 8.50%
  2008..................................        202,215         209,895
Federal Home Loan Mortgage Corp. 8.50%
  2019..................................         49,011          51,498
Federal National Mortgage Association
  5.25% 2003............................      1,635,000       1,669,482
Federal National Mortgage Association
  5.63% 2001............................        710,000         727,083
Federal National Mortgage Association
  5.65% 2005............................         44,718          44,635
Federal National Mortgage Association
  5.75% 2008............................      1,715,000       1,812,824
Federal National Mortgage Association
  6.13% 2028(4).........................        323,565         327,205
Federal National Mortgage Association
  6.59% 2007............................         99,181         105,690
Federal National Mortgage Association
  7.00% 2006............................          9,548           9,557
Federal National Mortgage Association
  7.39% 2021............................         55,263          60,337
Federal National Mortgage Association
  7.75% 2021............................        200,000         211,124
Federal National Mortgage Association
  8.00% 2006............................        134,996         142,969
Government National Mortgage Association
  7.00% 2022............................         18,747          19,368
Government National Mortgage Association
  7.00% 2023............................         18,262          18,861
Government National Mortgage Association
  7.25% 2027............................        337,745         349,354
Government National Mortgage Association
  7.50% 2022............................         45,806          47,509
Government National Mortgage Association
  7.50% 2024............................         19,303          20,015
Government National Mortgage Association
  8.50% 2017............................         72,435          77,233
Government National Mortgage Association
  9.00% 2021............................         18,889          20,305
United States Treasury Bonds 5.25%
  2003..................................        200,000         208,938
United States Treasury Bonds 7.50%
  2016..................................        275,000         350,067
United States Treasury Bonds 8.13%
  2021..................................        130,000         179,989
United States Treasury Bonds 8.50%
  2020..................................        275,000         391,143
United States Treasury Bonds 9.25%
  2016..................................        320,000         471,350
United States Treasury Bonds 10.75%
  2003..................................        150,000         187,337
United States Treasury Bonds 11.88%
  2003..................................        690,000         922,440
United States Treasury Bonds 12.00%
  2013..................................      3,740,000       5,850,183
United States Treasury Bonds Strip zero
  coupon 2012...........................        475,000         242,545
United States Treasury Notes 5.63%
  2008..................................        200,000         218,750
United States Treasury Notes 6.63%
  2001..................................        950,000       1,005,812
                                                          -------------
                                                             16,331,077
                                                          -------------

----------------
38

                                            PRINCIPAL
BONDS & NOTES (CONTINUED)                    AMOUNT           VALUE
-----------------------------------------------------------------------
UTILITIES -- 3.2%
ELECTRIC UTILITIES -- 1.3%
Atlantic City Electric Co. 6.38% 2005...  $      60,000   $      63,852
Cleveland Electric Illuminating Co.,
  Series B 7.19% 2000...................         30,000          30,719
Empresa Nacional de Electricidad SA
  7.33% 2037............................         50,000          44,695
PacifiCorp 6.38% 2008#..................        250,000         261,125
Public Service Electric & Gas Co. 8.88%
  2003..................................         35,000          40,654
UtiliCorp United, Inc. 6.88% 2004.......         80,000          85,020
WESCO Distribution, Inc., Series B 9.13%
  2008..................................         20,000          19,050
GAS & PIPELINE UTILITIES -- 0.7%
HNG Internorth, Inc. 9.63% 2006.........        140,000         168,468
KN Energy, Inc. 6.65% 2005..............        105,000         107,829
TELEPHONE -- 1.2%
GTE Corp. 6.36% 2006....................        210,000         223,671
MCI Communications Corp. 6.13%
  2002(4)...............................         60,000          61,504
MGC Communications, Inc., Series B
  13.00% 2004...........................          5,000           3,750
WorldCom, Inc. 7.55% 2004...............        200,000         217,820
                                                          -------------
                                                              1,328,157
                                                          -------------
TOTAL BONDS & NOTES (cost
  $25,925,427)..........................                     27,108,479
                                                          -------------

WARRANTS -- 0.0%+                            SHARES
-----------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.0%
TELECOMMUNICATIONS -- 0.0%
KMC Telecom Holdings, Inc. 4/15/08*#
  (cost $55)............................             20              50
                                                          -------------
TOTAL INVESTMENT SECURITIES (cost
  $35,899,187)..........................                     37,998,261
                                                          -------------


                                            PRINCIPAL
SHORT-TERM SECURITIES -- 2.0%                AMOUNT
-----------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES -- 0.2%
Chase Manhattan Corp. 8.77% due
  2/19/99...............................  $      60,000          60,616
                                                          -------------
FEDERAL AGENCY OBLIGATIONS -- 1.6%
Federal Home Loan Mortgage Corp. 5.40%
  due 10/1/98...........................        675,000         675,000
                                                          -------------
FOREIGN SHORT-TERM NOTES -- 0.2%
New Zealand Treasury Bill zero coupon
  due 12/16/98.....................(NZD)        160,000          79,228
                                                          -------------
TOTAL SHORT-TERM SECURITIES (cost
  $823,970).............................                        814,844
                                                          -------------

REPURCHASE AGREEMENTS -- 5.2%
-----------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 5.2%
J.P. Morgan & Co., Inc. Joint Repurchase
  Agreement (See Note 3)................        380,000         380,000
PaineWebber, Inc. Joint Repurchase
  Agreement (See Note 3)................      1,767,000       1,767,000
                                                          -------------
TOTAL REPURCHASE AGREEMENTS (cost
  $2,147,000)...........................                      2,147,000
                                                          -------------

TOTAL INVESTMENTS --
  (cost $38,870,157)                       99.1%            40,960,105
Other assets less liabilities --            0.9                363,687
                                         ------            -----------
NET ASSETS --                             100.0%           $41,323,792
                                         ------            -----------
                                         ------            -----------

                                                                ----------------

-------------
+   Non-income producing securities
#  Fair valued security; see Note 2
*  Resale restricted to qualified institutional buyers
(1) PIK ("Payment-In-Kind") payment made with additional securities in lieu of cash
(2) Represents a zero coupon bond which will convert to an interest-bearing security at a later date
(3) Bond issued as part of a unit which includes an equity component
(4) Variable rate security; rate as of September 30, 1998
ADR -- American Depository Receipt
AUD -- Australian Dollar
NOK -- Norwegian Krone
NZD -- New Zealand Dollar

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

--------------------------------------------------------------
                                                    GROSS
     CONTRACT              IN         DELIVERY    UNREALIZED
    TO DELIVER        EXCHANGE FOR      DATE     APPRECIATION
--------------------------------------------------------------
AUD        30,000      USD    17,855  10/27/98    $     72
USD        27,865     FIM    150,000  11/12/98       1,702
*USD        2,444      GBP     1,500  10/07/98         105
*USD        3,254      GBP     2,000  10/07/98         145
*USD        1,625      GBP     1,000  10/07/98          75
*USD        6,487      GBP     4,000  10/07/98         311
USD         4,680    ITL   8,000,000  10/19/98         167
USD        15,332    ITL  27,000,000  11/12/98       1,034
USD         3,986    ITL   7,000,000  11/12/98         257
USD         3,997    ITL   7,000,000  11/12/98         246
USD         1,928    ITL   3,200,000  11/12/98          11
                                                   -------
                                                     4,125
                                                   -------


                                                    GROSS
                                                  UNREALIZED
                                                 DEPRECIATION
--------------------------------------------------------------
AUD     1,048,000      USD   621,024  10/27/98        (174)
AUD       125,000      USD    72,725  10/27/98      (1,368)
FIM       190,000      USD    35,466  11/06/98      (1,974)
FIM       300,000      USD    54,547  11/12/98      (4,586)
FIM       310,000      USD    57,836  11/12/98      (3,269)
FIM        50,000      USD     9,389  11/12/98        (466)
*GBP        8,500      USD    14,093  10/07/98        (352)
ITL     7,000,000      USD     3,979  10/19/98        (263)
ITL    44,000,000      USD    25,235  10/19/98      (1,427)
ITL     7,000,000      USD     3,961  10/19/98        (281)
ITL    56,000,000      USD    31,715  11/12/98      (2,228)
                                                   -------
                                                   (16,388)
                                                   -------
Net Unrealized Depreciation...................    $(12,263)
                                                   -------
                                                   -------

-------------
*Represents fully offsetting forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk

AUD -- Australian Dollar    GBP -- Great British Pound  USD -- United States Dollar
FIM -- Finnish Markka       ITL -- Italian Lira

See Notes to Financial Statements

------------------
40

----------------

SEASONS SERIES TRUST
MULTI-MANAGED INCOME
PORTFOLIO                             INVESTMENT PORTFOLIO -- SEPTEMBER 30, 1998

                                                                     (UNAUDITED)

COMMON STOCK -- 13.4%                                      SHARES           VALUE
-------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.9%
APPAREL & TEXTILES -- 0.0%
Oakley, Inc.+ ........................................          1,400   $      13,475

AUTOMOTIVE -- 0.2%
Federal-Mogul Corp. ..................................            430          20,102
Ford Motor Co. .......................................            700          32,856
General Motors Corp. .................................            500          27,344

RETAIL -- 0.7%
Amazon.com, Inc.+ ....................................            130          14,511
Costco Cos., Inc.+ ...................................            385          18,239
CVS Corp. ............................................            700          30,669
Dayton Hudson Corp. ..................................            480          17,160
Federated Department Stores, Inc.+ ...................            300          10,913
Gap, Inc. ............................................            600          31,650
Home Depot, Inc. .....................................            700          27,650
Office Depot, Inc. + .................................            400           8,975
Wal-Mart Stores, Inc. ................................          1,000          54,625
                                                                        -------------
                                                                              308,169
                                                                        -------------

CONSUMER STAPLES -- 0.2%
FOOD, BEVERAGE & TOBACCO -- 0.1%
Philip Morris Cos., Inc. .............................            700          32,244
UST, Inc. ............................................            200           5,912

HOUSEHOLD PRODUCTS -- 0.1%
Colgate-Palmolive Co. ................................            500          34,250
                                                                        -------------
                                                                               72,406
                                                                        -------------

ENERGY -- 0.6%
ENERGY SERVICES -- 0.1%
Schlumberger Ltd. ....................................            300          15,094
Transocean Offshore, Inc. ............................            820          28,444

ENERGY SOURCES -- 0.5%
Chevron Corp. ........................................            500          42,031
Enron Corp. ..........................................            300          15,844
Exxon Corp. ..........................................            200          14,037
Mobil Corp. ..........................................            300          22,781
Ocean Rig ASA+ ................................. (NOK)         15,501           6,143
Royal Dutch Petroleum Co. ............................            650          30,956
Texaco, Inc. .........................................            500          31,344
                                                                        -------------
                                                                              206,674
                                                                        -------------

                                                                ----------------

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
FINANCE -- 1.9%
BANKS -- 0.5%
Ambanc Holding Co., Inc. .............................             35   $         455
Bank of New York Co., Inc. ...........................          1,380          37,777
Chase Manhattan Corp. ................................            200           8,650
Citicorp..............................................             50           4,647
First Union Corp. ....................................            200          10,238
Firstar Corp. ........................................            185           9,366
Mellon Bank Corp. ....................................            400          22,025
NationsBank Corp. ....................................            260          13,910
Star Banc Corp. ......................................            295          19,507
Summit Bancorp. ......................................            600          22,500
U.S. Bancorp..........................................            525          18,670

FINANCIAL SERVICES -- 1.1%
American Express Co. .................................            400          31,050
American General Corp. ...............................            400          25,550
Associates First Capital Corp., Class A...............            990          64,597
Capital One Financial Corp. ..........................            500          51,750
Equitable Cos., Inc. .................................            300          12,413
Federal National Mortgage Association.................            300          19,275
Fleet Financial Group, Inc. ..........................            400          29,375
Household International, Inc. ........................          1,000          37,500
Morgan Stanley, Dean Witter & Co. ....................            400          17,225
Newcourt Credit Group, Inc. ..........................            320           8,360
PaineWebber Group, Inc. ..............................            900          27,000
Providian Financial Corp. ............................            400          33,925
Travelers Group, Inc. ................................            300          11,250

INSURANCE -- 0.3%
Aetna, Inc. ..........................................            100           6,950
Allstate Corp. .......................................            600          25,012
Chubb Corp. ..........................................            100           6,300
The Hartford Financial Services Group, Inc. ..........            200           9,488
UNUM Corp. ...........................................            880          43,725
                                                                        -------------
                                                                              628,490
                                                                        -------------

HEALTHCARE -- 2.6%
DRUGS -- 2.0%
ALZA Corp.+ ..........................................          1,285          55,737
Amgen, Inc.+ .........................................            300          22,669
Biogen, Inc.+ ........................................            400          26,325
Bristol-Myers Squibb Co. .............................            200          20,775
Centocor, Inc.+ ......................................          1,080          42,795
Eli Lilly & Co. ......................................          1,245          97,499
Merck & Co., Inc. ....................................            300          38,869
Pfizer, Inc. .........................................          1,115         118,120
Pharmacia & Upjohn, Inc. .............................            520          26,098
Warner-Lambert Co. ...................................          2,615         197,432

HEALTH SERVICES -- 0.2%
IMS Health, Inc. .....................................            720          44,595
Omnicare, Inc. .......................................            517          18,224

----------------
42

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
MEDICAL PRODUCTS -- 0.4%
Allegiance Corp. .....................................            300   $       8,925
Baxter International, Inc. ...........................            500          29,750
Johnson & Johnson.....................................            300          23,475
Schering-Plough Corp. ................................            230          23,819
Sofamor Danek Group, Inc.+ ...........................            565          50,285
United States Surgical Corp. .........................             10             417
                                                                        -------------
                                                                              845,809
                                                                        -------------
INDUSTRIAL & COMMERCIAL -- 0.6%
AEROSPACE & MILITARY TECHNOLOGY -- 0.0%
Orbital Sciences Corp.+ ..............................            365          10,243

BUSINESS SERVICES -- 0.2%
Apollo Group, Inc., Class A+ .........................            340           9,478
Delta & Pine Land Co. ................................            430          18,920
Service Corp. International...........................            100           3,188
Technology Solutions Co.+ ............................            505           5,681
Waste Management, Inc. + .............................            500          24,031
MACHINERY -- 0.1%
United Technologies Corp. ............................            300          22,931
MULTI-INDUSTRY -- 0.3%
Raisio Group PLC......................................          1,084          15,777
Republic Industries, Inc.+ ...........................            500           7,281
Tyco International Ltd. ..............................          1,220          67,405
TRANSPORTATION -- 0.0%
Burlington Northern Santa Fe Corp. ...................            450          14,400
                                                                        -------------
                                                                              199,335
                                                                        -------------
INFORMATION & ENTERTAINMENT -- 1.2%
BROADCASTING & MEDIA -- 1.1%
Capstar Broadcasting Corp., Class A+ .................             85           1,312
Chancellor Media Corp.+ ..............................            635          21,193
Cox Communications, Inc., Class A+ ...................            590          32,229
Lamar Advertising Co.+ ...............................            504          14,112
Liberty Media Group, Series A+ .......................            515          18,894
MediaOne Group, Inc. + ...............................          2,300         102,206
Outdoor Systems, Inc.+ ...............................            946          18,447
Penton Media, Inc. ...................................            455           6,199
Time Warner, Inc. ....................................          1,512         132,395
United International Holdings, Inc.+ .................            295           2,858
LEISURE & TOURISM -- 0.1%
Carnival Corp., Class A...............................            460          14,634
McDonald's Corp. .....................................            300          17,906
                                                                        -------------
                                                                              382,385
                                                                        -------------
INFORMATION TECHNOLOGY -- 4.6%
COMMUNICATION EQUIPMENT -- 0.4%
General Instrument Corp.+ ............................            430           9,299
Lucent Technologies, Inc. ............................            600          41,438

                                                                ----------------

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMMUNICATION EQUIPMENT (CONTINUED)
Nokia Corp., Class A ADR..............................            995   $      78,045

COMPUTERS & BUSINESS EQUIPMENT -- 0.7%
Compaq Computer Corp. ................................            350          11,069
Dell Computer Corp.+ .................................          1,325          87,119
EMC Corp.+ ...........................................          1,000          57,187
Hewlett-Packard Co. ..................................            200          10,588
Honeywell, Inc. ......................................            200          12,812
International Business Machines Corp. ................            350          44,800
Micron Technology, Inc.+ .............................            450          13,697

ELECTRONICS -- 0.6%
General Electric Co. .................................            860          68,424
Intel Corp. ..........................................            425          36,444
Maxim Integrated Products, Inc.+ .....................            610          17,004
Motorola, Inc. .......................................            500          21,344
Pittway Corp., Class A................................          1,020          24,352
Texas Instruments, Inc. ..............................            400          21,100
Vitesse Semiconductor Corp.+ .........................            785          18,545

SOFTWARE -- 1.8%
America Online, Inc.+ ................................            634          70,532
Aspect Development, Inc.+ ............................            135           5,316
Aspen Technology, Inc.+ ..............................            790          21,132
At Home Corp., Series A+ .............................            515          24,656
BMC Software, Inc.+ ..................................            500          30,031
Broadcast.com, Inc.+ .................................              5             202
Cadence Design Systems, Inc.+ ........................          1,250          31,953
Cisco Systems, Inc.+ .................................          2,528         156,231
Intuit, Inc.+ ........................................            390          18,159
Microsoft Corp.+ .....................................          1,425         156,839
Sapient Corp.+ .......................................            830          28,324
Sun Microsystems, Inc.+ ..............................            200           9,963
Wind River Systems+ ..................................            384          18,144

TELECOMMUNICATIONS -- 1.1%
Comcast Corp., Class A................................          2,645         124,150
Frontier Corp. .......................................            600          16,425
Global Crossing Ltd.+ ................................             65           1,357
Tele-Communications, Inc., TCI Ventures Group, Series
 A+ ..................................................          5,000          89,687
Tele-Communications, Inc., Series A+ .................          2,768         108,298
Western Wireless Corp., Class A+ .....................            855          15,283
                                                                        -------------
                                                                            1,499,949
                                                                        -------------

MATERIALS -- 0.2%
CHEMICALS -- 0.2%
du Pont (E.I.) de Nemours & Co. ......................            300          16,838
Monsanto Co. .........................................            790          44,536

METALS & MINERALS -- 0.0%
Martin Marietta Materials, Inc. ......................            200           8,637
                                                                        -------------
                                                                               70,011
                                                                        -------------

----------------
44

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
UTILITIES -- 0.6%
ELECTRIC UTILITIES -- 0.1%
GPU, Inc. ............................................            600   $      25,500

GAS & PIPELINE UTILITIES -- 0.1%
Consolidated Natural Gas Co. .........................            600          32,700

TELEPHONE -- 0.4%
AT&T Corp. ...........................................            700          40,906
GTE Corp. ............................................            300          16,500
MCI WorldCom, Inc.+ ..................................          1,000          48,875
SBC Communications, Inc. .............................            400          17,775
Telecom Italia SpA....................................          2,262          15,588
                                                                        -------------
                                                                              197,844
                                                                        -------------
TOTAL COMMON STOCK (cost $4,103,702)                                        4,411,072
                                                                        -------------


PREFERRED STOCK -- 0.0%
-------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.0%
TELECOMMUNICATIONS -- 0.0%
Viatel, Inc., Series A 10.00%(1) (cost $332)..........              5             298
                                                                        -------------

                                                          PRINCIPAL
BONDS & NOTES -- 79.0%                                     AMOUNT
-------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.6%
APPAREL & TEXTILES -- 0.0%
Galey & Lord, Inc. 9.13% 2008.........................  $       5,000           4,300

AUTOMOTIVE -- 0.0%
Accuride Corp., Series B 9.25% 2008* .................         10,000           9,575

HOUSING -- 0.1%
Engle Homes, Inc., Series C 9.25% 2008................         10,000           9,600
Falcon Building Products, Inc. 9.50% 2007.............         10,000           8,500
Standard Pacific Corp. 8.50% 2007.....................         20,000          19,100

RETAIL -- 0.5%
Amazon.com, Inc. zero coupon 2008(2)..................         27,000          14,850
Duane Reade, Inc. 9.25% 2008..........................         10,000           9,700
Fred Meyer, Inc. 7.38% 2005...........................         55,000          57,095
J.C. Penney Co., Inc. 7.40% 2037......................         60,000          66,061
                                                                        -------------
                                                                              198,781
                                                                        -------------
CONSUMER STAPLES -- 0.4%
FOOD, BEVERAGE & TOBACCO -- 0.3%
Aurora Foods, Inc., Series B 8.75% 2008...............          5,000           5,063
Nash Finch Co. 8.50% 2008.............................         10,000           9,400
Panamerican Beverages, Inc. 8.13% 2003................         80,000          82,356

HOUSEHOLD PRODUCTS -- 0.1%
Revlon Worldwide Corp. zero coupon 2001...............         20,000          15,300
                                                                        -------------
                                                                              112,119
                                                                        -------------

                                                                ----------------

                                                          PRINCIPAL
BONDS & NOTES (CONTINUED)                                  AMOUNT           VALUE
-------------------------------------------------------------------------------------
ENERGY -- 1.0%
ENERGY SERVICES -- 0.0%
Dailey International, Inc. 9.50% 2008.................  $      15,000   $       9,000

ENERGY SOURCES -- 1.0%
Abraxas Petroleum Corp. 11.50% 2004...................         15,000          11,700
Cross Timbers Oil Co., Class B 8.75% 2009.............         15,000          13,500
Newfield Exploration Co., Series B 7.45% 2007.........         30,000          29,789
P&L Coal Holdings Corp. 9.63% 2008*...................         25,000          24,562
Petroleos Mexicanos 9.00% 2007........................         56,000          45,500
Sonat, Inc. 6.88% 2005................................        135,000         144,472
Tesoro Petroleum Corp., Series B 9.00% 2008...........         10,000           9,625
YPF Sociedad Anonima 8.00% 2004.......................         60,000          54,450
                                                                        -------------
                                                                              342,598
                                                                        -------------

FINANCE -- 12.9%
BANKS -- 3.9%
Banc One Corp. 8.00% 2027.............................         55,000          64,298
Bank One Columbus 7.38% 2002..........................         40,000          42,907
Banponce Financial Corp. 6.75% 2001...................         65,000          67,316
Credit National 7.00% 2005............................         60,000          63,191
Export Import Bank of Korea 6.50% 2006................         80,000          61,378
First Chicago NBD Corp. 7.25% 2004....................        135,000         145,746
First Republic Bancorp 7.75% 2012.....................         55,000          61,262
First Union-Lehman Brothers Commercial Mortgage Corp.
 6.60% 2007...........................................        245,000         252,918
Korea Development Bank 7.13% 2001.....................         30,000          26,190
National City Corp. 7.20% 2005........................        200,000         216,752
NBD Bank SA 8.25% 2024................................         55,000          65,686
NCNB Co. 9.38% 2009...................................         80,000         102,754
United States Bancorp 7.50% 2026......................        110,000         122,756
Western Financial Savings Bank 8.88% 2007.............         10,000           8,400

FINANCIAL SERVICES -- 7.6%
Aesop Funding Corp. 6.14% 2006*.......................        120,000         123,525
Allstate Financing II 7.83% 2045......................         53,000          56,187
AMRESCO, Inc. 9.88% 2005..............................         10,000           8,000
Arcadia Financial Ltd. 11.50% 2007 (3)................         10,000           7,275
Asset Securitization Corp. 6.66% 2041.................         85,000          88,788
Associates Corp. of North America 7.63% 2004..........        130,000         144,691
ContiFinancial Corp. 8.13% 2008.......................         10,000           9,394
CS First Boston Mortgage Securities Corp. 7.24%
 2029.................................................        110,000         118,701
Dime Capital Trust I, Series A 9.33% 2027.............         45,000          51,023
Equitable Cos., Inc. 7.00% 2028.......................        130,000         132,128
Finova Capital Corp. 6.63% 2001.......................        125,000         128,780
Finova Capital Corp., Series C 6.39% 2002.............         65,000          67,794
Fleet Mortgage Group, Inc. 6.84% 2003.................         50,000          53,319
Ford Motor Credit Corp. 7.02% 2000....................        125,000         129,751
GE Capital Mortgage Services, Inc. 6.25% 2023.........         38,220          38,243
General Motors Acceptance Corp. 7.63% 2003............        130,000         143,220
Morgan Stanley Capital I, Inc. 7.22% 2007*# ..........        130,000         140,603
Popular North America, Inc. 6.63% 2002................         40,000          40,722
Private Export Funding Corp. 5.87% 2008...............        125,000         132,754
Private Export Funding Corp. 6.31% 2004...............        100,000         107,126

----------------
46

                                                          PRINCIPAL
BONDS & NOTES (CONTINUED)                                  AMOUNT           VALUE
-------------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Private Export Funding Corp. 7.03% 2003...............  $     100,000   $     109,956
Private Export Funding Corp. 7.30% 2002...............        265,000         285,744
Private Export Funding Corp. 7.90% 2000...............        100,000         104,696
U.S. West Capital Funding, Inc. 6.25% 2005............        165,000         175,227
U.S. West Capital Funding, Inc. 6.88% 2028............        100,000         106,007

INSURANCE -- 1.4%
Cigna Corp. 7.40% 2007................................         80,000          87,675
Cigna Corp. 7.88% 2027................................         40,000          43,416
Jackson National Life Insurance Co. 8.15% 2027* ......         49,000          59,288
Lumbermens Mutual Casualty Co. 8.30% 2037* ...........         85,000          95,230
Metropolitan Life Insurance Co. 7.70% 2015* ..........        140,000         164,140
                                                                        -------------
                                                                            4,254,957
                                                                        -------------

HEALTHCARE -- 1.3%
HEALTH SERVICES -- 0.6%
HEALTHSOUTH Corp. 6.88% 2005*(3)......................        120,000         125,742
Tenet Healthcare Corp. 7.88% 2003.....................         50,000          50,750
Tenet Healthcare Corp. 8.13% 2008*(3).................         20,000          20,481

MEDICAL PRODUCTS -- 0.7%
Allegiance Corp. 7.00% 2026...........................        135,000         142,640
Beckman Instruments, Inc. 7.10% 2003..................         75,000          77,024
Owens & Minor, Inc. 10.88% 2006.......................         10,000          10,600
                                                                        -------------
                                                                              427,237
                                                                        -------------

INDUSTRIAL & COMMERCIAL -- 2.4%
AEROSPACE & MILITARY TECHNOLOGY -- 0.0%
K & F Industries, Inc. 9.25% 2007.....................         15,000          14,700

BUSINESS SERVICES -- 1.3%
Boise Cascade Office Products Co. 7.05% 2005..........        225,000         237,910
Federal Express Corp. 6.72% 2022# ....................        180,000         185,400

MACHINERY -- 0.3%
Cincinnati Milacron, Inc. 7.88% 2000..................         75,000          77,368
Grove Worldwide LLC 9.25% 2008*(3)....................          5,000           4,400
Johnstown America Industries, Inc. 11.75% 2005                 10,000          10,487
Numatics, Inc., Series B 9.63% 2008...................         10,000           9,763

MULTI-INDUSTRY -- 0.0%
Nortek, Inc. 8.88% 2008...............................          5,000           4,825

TRANSPORTATION -- 0.8%
AMR Corp. 10.20% 2020.................................         50,000          65,699
Continental Airlines, Inc. 6.47% 2004.................         95,000         100,994
Continental Airlines, Inc. 6.65% 2017.................         75,000          79,636
MTL, Inc. 10.00% 2006* ...............................         15,000          14,400
                                                                        -------------
                                                                              805,582
                                                                        -------------

                                                                ----------------

                                                          PRINCIPAL
BONDS & NOTES (CONTINUED)                                  AMOUNT           VALUE
-------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT -- 1.7%
BROADCASTING & MEDIA -- 1.7%
Allbritton Communications Co. 8.88% 2008..............  $      10,000   $       9,900
Century Communications Corp., Series B zero coupon
 2008 ................................................         25,000          11,750
Classic Cable, Inc. 9.88% 2008........................          5,000           5,087
Comcast Cable Communications 8.50% 2027...............         80,000          98,004
EchoStar DBS Corp. 12.50% 2002........................         15,000          15,637
Granite Broadcasting Corp. 8.88% 2008* ...............         20,000          18,675
LIN Holdings Corp. zero coupon 2008*(2)...............         20,000          13,100
News America Holdings, Inc. 8.00% 2016................        130,000         143,666
Scholastic Corp. 7.00% 2003...........................         85,000          89,744
Tele-Communications, Inc. 8.00% 2005..................         50,000          57,141
Viacom, Inc. 7.75% 2005...............................         80,000          86,389
LEISURE & TOURISM -- 0.0%
Argosy Gaming Co. 13.25% 2004.........................         10,000          10,625
Fitzgeralds Gaming Corp., Series B 12.25% 2004........          5,000           3,500
Loews Cineplex Entertainment Corp. 8.88% 2008* .......          5,000           4,950
                                                                        -------------
                                                                              568,168
                                                                        -------------
INFORMATION TECHNOLOGY -- 1.2%
ELECTRONICS -- 0.0%
Advanced Micro Devices, Inc. 11.00% 2003..............         10,000          10,100
Amphenol Corp. 9.88% 2007.............................          5,000           4,675
SOFTWARE -- 0.1%
Concentric Network Corp. 12.75% 2007..................         10,000           9,225
PSINet, Inc. 10.00% 2005..............................         10,000          10,000
TELECOMMUNICATIONS -- 1.1%
AMSC Acquisition, Inc. 12.25% 2008....................          5,000           3,088
BTI Telecom Corp. 10.50% 2007.........................         10,000           8,300
Compania de Telecomunicaciones 7.63% 2006.............         50,000          48,184
e.spire Communications, Inc. zero coupon 2008*(2).....         25,000          12,844
GCI, Inc. 9.75% 2007..................................         10,000           9,300
Globalstar LP 10.75% 2004.............................         15,000           9,600
GST Telecommunications, Inc. zero coupon
 2008*(2)(3)..........................................         20,000           9,925
Intermedia Communications, Inc. 8.88% 2007............         20,000          20,100
Iridium LLC 10.88% 2005...............................         10,000           8,075
Iridium LLC 11.25% 2005...............................          5,000           4,100
ITC Deltacom, Inc. 8.88% 2008.........................         10,000           9,800
IXC Communications, Inc. 9.00% 2008...................         10,000           9,900
KMC Telecom Holdings, Inc. zero coupon 2008(2)........         20,000           9,575
Level 3 Communications, Inc. 9.13% 2008...............         15,000          14,212
McleodUSA, Inc. 8.38% 2008............................         15,000          14,775
MJD Communications, Inc. 9.50% 2008* .................          5,000           5,025
Nextel Communications, Inc. zero coupon 2007(2).......         20,000          12,000
Paging Network, Inc. 10.13% 2007......................         15,000          14,850
Tele-Communications, Inc. 7.25% 2005..................         40,000          44,010
Tele-Communications, Inc. 9.25% 2002..................         60,000          67,336
Telecommunications Tech Co. LLC 9.75% 2008* ..........         15,000          13,706
Time Warner Telecom, Inc. 9.75% 2008..................         10,000          10,050
Viatel, Inc. 11.25% 2008*(3)..........................         10,000           9,000
                                                                        -------------
                                                                              401,755
                                                                        -------------

----------------
48

                                                          PRINCIPAL
BONDS & NOTES (CONTINUED)                                  AMOUNT           VALUE
-------------------------------------------------------------------------------------
MATERIALS -- 0.8%
CHEMICALS -- 0.3%
Huntsman Corp. 9.50% 2007* ...........................  $      15,000   $      14,400
ICI Wilmington, Inc. 6.95% 2004.......................         80,000          83,655
LaRoche Industries, Inc. 9.50% 2007...................         10,000           8,500
Sovereign Speciality Chemicals 9.50% 2007.............         10,000           9,550

FOREST PRODUCTS -- 0.4%
American Pad & Paper Co. 13.00% 2005..................         10,000           5,400
Boise Cascade Corp. 9.90% 2001........................         80,000          88,055
Gaylord Container Corp. 9.38% 2007....................         10,000           8,000
Grupo Industrial Durango SA de CV 12.63% 2003.........         10,000           7,100
Repap New Brunswick, Inc. 9.00% 2004..................         10,000           9,125

METALS & MINERALS -- 0.1%
A.K. Steel Holding Corp. 9.13% 2006...................         10,000          10,000
Armco, Inc. 9.00% 2007................................         10,000           9,800
Bayou Steel Corp. 9.50% 2008* ........................         15,000          13,481
                                                                        -------------
                                                                              267,066
                                                                        -------------

MUNICIPAL BONDS -- 2.3%
MUNICIPAL BONDS -- 2.3%
Allentown Pennsylvania 6.20% 2005.....................        290,000         307,417
Hudson County New Jersey Improvement Authority
 Facility 6.55% 2002..................................        200,000         210,522
Huntsville Alabama Solid Waste Disposal Authority
 5.95% 2003...........................................        105,000         107,826
Miami Florida Revenue 7.25% 2003......................        130,000         141,748
                                                                        -------------
                                                                              767,513
                                                                        -------------

NON-U.S. GOVERNMENT OBLIGATIONS -- 2.7%
FOREIGN GOVERNMENT -- 2.7%
Australian Government 10.00% 2006............... (AUD)        940,000         726,558
Republic of Argentina 11.00% 2006.....................         60,000          55,950
Republic of Columbia 7.25% 2004.......................         70,000          54,775
Republic of Columbia 7.63% 2007.......................         25,000          17,438
Republic of Lithuania 7.13% 2002* ....................         53,000          45,845
                                                                        -------------
                                                                              900,566
                                                                        -------------

REAL ESTATE -- 0.8%
REAL ESTATE COMPANIES -- 0.8%
Equity Office Properties Operating LP 6.38% 2003......        120,000         119,926
Post Apartment Homes LP 7.02% 2001....................        130,000         135,895
                                                                        -------------
                                                                              255,821
                                                                        -------------

U.S. GOVERNMENT & AGENCIES -- 46.6%

U.S. GOVERNMENT & AGENCIES -- 46.6%
Federal Home Loan Mortgage Corp. 6.50% 2022...........         60,000          62,831
Federal Home Loan Mortgage Corp. 6.50% 2023...........         96,000         102,840
Federal Home Loan Mortgage Corp. 7.00% 2023...........         45,000          49,190
Federal Home Loan Mortgage Corp. 7.50% 2023...........         32,473          33,498
Federal Home Loan Mortgage Corp. 7.75% 2022...........         82,612          88,859
Federal Home Loan Mortgage Corp. 8.50% 2019...........         56,012          58,855

                                                                ----------------

                                                          PRINCIPAL
BONDS & NOTES (CONTINUED)                                  AMOUNT           VALUE
-------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES (CONTINUED)
Federal Home Loan Mortgage Corp. 8.50% 2008...........  $     217,262   $     225,513
Federal National Mortgage Association 5.25% 2003......        510,000         520,756
Federal National Mortgage Association 5.63% 2001......        515,000         527,391
Federal National Mortgage Association 5.65% 2005......         59,624          59,514
Federal National Mortgage Association 5.75% 2008......        740,000         782,898
Federal National Mortgage Association 6.13% 2028(4)...        231,118         233,718
Federal National Mortgage Association 6.59% 2007......         99,181         105,690
Federal National Mortgage Association 7.00% 2006......         13,367          13,380
Federal National Mortgage Association 7.39% 2021......         55,263          60,336
Federal National Mortgage Association 7.75% 2021......        200,000         211,124
Federal National Mortgage Association 8.00% 2006......         53,999          57,187
Government National Mortgage Association 7.00% 2023...         54,829          56,628
Government National Mortgage Association 7.25% 2027...        513,558         531,209
Government National Mortgage Association 7.50% 2022...         23,810          24,695
Government National Mortgage Association 7.50% 2023...         76,879          79,737
Government National Mortgage Association 8.50% 2017...         75,551          80,555
Government National Mortgage Association 9.00% 2021...         21,250          22,844
United States Treasury Bonds 5.25% 2003...............        200,000         208,938
United States Treasury Bonds 5.63% 2008...............        200,000         218,750
United States Treasury Bonds 7.50% 2001...............        220,000         239,765
United States Treasury Bonds 7.50% 2016...............        430,000         547,377
United States Treasury Bonds 8.13% 2021...............        120,000         166,144
United States Treasury Bonds 8.50% 2020...............        180,000         256,021
United States Treasury Bonds 9.25% 2016...............        275,000         405,067
United States Treasury Bonds 10.75% 2003..............        170,000         212,315
United States Treasury Bonds 11.88% 2003..............        620,000         828,859
United States Treasury Bonds 12.00% 2013..............      4,650,000       7,273,623
United States Treasury Bonds Strip zero coupon 2012...        325,000         165,952
United States Treasury Notes 6.63% 2001...............        835,000         884,056
                                                                        -------------
                                                                           15,396,115
                                                                        -------------

UTILITIES -- 4.3%
ELECTRIC UTILITIES -- 1.8%
Atlantic City Electric Co. 6.38% 2005.................         75,000          79,815
Cleveland Electric Illuminating Co., Series B 7.19%
 2000.................................................         40,000          40,959
Empresa Nacional de Electricidad SA 7.33% 2037........         60,000          53,635
PacifiCorp 6.38% 2008# ...............................        250,000         261,125
Public Service Electric & Gas Co. 8.88% 2003..........         47,000          54,592
UtiliCorp United, Inc. 6.88% 2004.....................         90,000          95,647
WESCO Distribution, Inc., Series B 9.13% 2008.........         20,000          19,050

GAS & PIPELINE UTILITIES -- 0.8%
HNG Internorth, Inc. 9.63% 2006.......................        135,000         162,451
KN Energy, Inc. 6.65% 2005............................        100,000         102,694

TELEPHONE -- 1.7%
GTE Corp. 6.36% 2006..................................        220,000         234,322
MCI Communications Corp. 6.13% 2002(4)................         55,000          56,379
MGC Communications, Inc., Series B 13.00% 2004........          5,000           3,750

----------------
50

                                                          PRINCIPAL
BONDS & NOTES (CONTINUED)                                  AMOUNT           VALUE
-------------------------------------------------------------------------------------
UTILITIES (CONTINUED)
TELEPHONE (CONTINUED)
WorldCom, Inc. 7.55% 2004.............................  $     230,000   $     250,493
                                                                        -------------
                                                                            1,414,912
                                                                        -------------
TOTAL BONDS & NOTES (cost $24,987,772)................                     26,113,190
                                                                        -------------


WARRANTS -- 0.0%+                                          SHARES
-------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.0%
TELECOMMUNICATIONS -- 0.0%
KMC Telecom Holdings, Inc. 4/15/08*# (cost $55).......             20              50
                                                                        -------------
TOTAL INVESTMENT SECURITIES (cost $29,091,861)........                     30,524,610
                                                                        -------------

                                                          PRINCIPAL
SHORT-TERM SECURITIES -- 1.4%                              AMOUNT
-------------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES -- 0.2%
Chase Manhattan Corp. 8.77% due 2/19/99...............  $      60,000          60,616
                                                                        -------------

FEDERAL AGENCY OBLIGATIONS -- 1.0%
Federal Home Loan Mortgage Corp. 5.40% due 10/1/98....        325,000         325,000
                                                                        -------------

FOREIGN SHORT-TERM NOTES -- 0.2%
New Zealand Treasury Bill zero coupon due 12/16/98....
 (NZD)                                                        150,000          74,276
                                                                        -------------
TOTAL SHORT-TERM SECURITIES (cost $468,440)...........                        459,892
                                                                        -------------

REPURCHASE AGREEMENTS -- 5.0%
-------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 5.0%
J.P. Morgan & Co., Inc. Joint Repurchase Agreement
 (See Note 3).........................................        905,000         905,000
PaineWebber, Inc. Joint Repurchase Agreement (See Note
 3)...................................................        753,000         753,000
                                                                        -------------
TOTAL REPURCHASE AGREEMENTS (cost $1,658,000).........                      1,658,000
                                                                        -------------

TOTAL INVESTMENTS --
  (cost $31,218,301)                                       98.8%           32,642,502
Other assets less liabilities --                            1.2               409,295
                                                        -------         -------------
NET ASSETS --                                             100.0%        $  33,051,797
                                                        -------         -------------
                                                        -------         -------------

-------------

+   Non-income producing securities

#  Fair Value Security; see Note 2

*  Resale restricted to qualified institutional buyers

(1) PIK ("Payment-in-kind") payment made with additional securities in lieu of cash

(2) Represent a zero coupon bond which will convert to an interest-bearing security at a later date

(3) Bond issued as part of a unit which includes an equity component

(4) Variable rate security; rate as of September 30, 1998

ADR -- American Depository Receipt

AUD -- Australian Dollar

NOK -- Norwegian Krone

NZD -- New Zealand Dollar

                                                                ----------------

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
---------------------------------------------------------------------------
                                                                 GROSS
       CONTRACT             IN               DELIVERY          UNREALIZED
      TO DELIVER       EXCHANGE FOR            DATE           APPRECIATION
---------------------------------------------------------------------------
AUD       30,000         USD    17,855          10/27/98     $          72
USD        6,502        FIM     35,000          11/12/98               397
*USD       1,466         GBP       900          10/07/98                63
*USD       1,625         GBP     1,000          10/07/98                74
*USD       1,622         GBP     1,000          10/07/98                78
*USD       1,287       ITL   2,200,000          10/19/98                46
USD        4,579       ITL   8,000,000          11/12/98               270
USD        1,708       ITL   3,000,000          11/12/98               110
USD        1,142       ITL   2,000,000          11/12/98                70
USD          904       ITL   1,500,000          11/12/98                 6
                                                                    ------
                                                                     1,186
                                                                    ------


                                                                 GROSS
                                                               UNREALIZED
                                                              DEPRECIATION
---------------------------------------------------------------------------
AUD    1,055,000         USD   625,172          10/27/98              (175)
AUD      125,000         USD    72,725          10/27/98            (1,368)
FIM       70,000         USD    13,066          11/06/98              (728)
FIM       75,000         USD    13,637          11/12/98            (1,147)
FIM      100,000         USD    18,657          11/12/98            (1,054)
FIM       20,000         USD     3,756          11/12/98              (187)
*GBP       2,900         USD     4,808          10/07/98              (120)
ITL    2,000,000         USD     1,137          10/19/98               (75)
ITL   14,500,000         USD     8,316          10/19/98              (470)
*ITL   2,200,000         USD     1,245          10/19/98               (88)
ITL   17,500,000         USD     9,911          11/12/98              (696)
                                                                    ------
                                                                    (6,108)
                                                                    ------
Net Unrealized Depreciation.............................     $      (4,922)
                                                                    ------
                                                                    ------

-------------

* Represents fully offsetting forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk

AUD -- Australian Dollar    GBP -- Great British Pound  USD -- United States Dollar
FIM -- Finnish Markka       ITL -- Italian Lira

See Notes to Financial Statements

----------------
52

----------------

SEASONS SERIES TRUST
ASSET ALLOCATION:
DIVERSIFIED GROWTH
PORTFOLIO                             INVESTMENT PORTFOLIO -- SEPTEMBER 30, 1998

                                                                     (UNAUDITED)

COMMON STOCK -- 73.8%                                      SHARES           VALUE
-------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 8.8%
APPAREL & TEXTILES -- 0.2%
Jones Apparel Group, Inc.+ ...........................          7,200   $     165,150
Onward Kashiyama Co Ltd. .............................          2,000          24,552
AUTOMOTIVE -- 1.7%
Bayerische Motoren Werke AG...........................            166         106,859
Bayerische Motoren Werke AG New.......................             39          24,522
Bridgestone Corp. ....................................          3,000          60,393
Chrysler Corp. .......................................          1,300          62,238
Ford Motor Co. .......................................          5,900         276,931
Fuji Heavy Industries Ltd. ...........................          6,000          31,273
General Motors Corp. .................................          1,900         103,906
Goodyear Tire & Rubber Co. ...........................          2,900         148,988
Honda Motor Co., Ltd. ................................          4,000         121,518
Michelin Corp., Class B...............................          3,821         150,116
Renault SA............................................            567          22,681
Volkswagen AG.........................................          1,825         131,688
Volvo AB, Class B.....................................          2,852          69,867
HOUSING -- 0.5%
Cemex SA..............................................          3,693           8,130
CRH PLC...............................................         16,316         206,047
Masco Corp. ..........................................          5,400         132,975
RETAIL -- 6.4%
Aoyama Trading Co., Ltd. .............................            100           2,130
Costco Cos., Inc.+ ...................................          9,200         435,850
CVS Corp. ............................................         16,700         731,669
Dayton Hudson Corp. ..................................         15,235         544,651
Federated Department Stores, Inc.+ ...................            400          14,550
Gucci Group NV........................................            100           3,613
Home Depot, Inc. .....................................         10,200         402,900
Koninklijke Ahold NV .................................          4,572         136,673
J.C. Penney, Inc. ....................................            900          40,444
Kmart Corp.+ .........................................          9,900         118,181
Marks & Spencer PLC...................................          2,900          22,285
May Department Stores Co. ............................          2,100         108,150
Office Depot, Inc.+ ..................................          6,400         143,600
Safeway, Inc.+ .......................................         10,000         463,750
Sears, Roebuck & Co. .................................          2,500         110,469
TJX Cos., Inc. .......................................         14,500         258,281
Toys "R" Us, Inc.+ ...................................          5,100          82,556
Vendex NV.............................................          2,183          81,137
Wal-Mart Stores, Inc. ................................         13,400         731,975
Walgreen Co. .........................................          9,600         423,000
                                                                        -------------
                                                                            6,703,698
                                                                        -------------

                                                                ----------------

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
CONSUMER STAPLES -- 4.6%
FOOD, BEVERAGE & TOBACCO -- 3.2%
Anheuser-Busch Cos., Inc. ............................          4,100   $     221,400
British America Tobacco Holdings Ltd. ................          8,765          65,305
Coca-Cola Femsa SA ADR+ ..............................            935          11,395
ConAgra, Inc. ........................................          2,500          67,344
General Mills, Inc. ..................................            900          63,000
Greencore Group PLC...................................         14,240          52,140
H.J. Heinz & Co. .....................................          3,700         189,162
Nabisco Holdings Corp., Class A.......................          1,066          38,309
Nestle SA+ ...........................................            189         377,069
PepsiCo, Inc. ........................................            200           5,888
Philip Morris Cos., Inc. .............................         18,400         847,550
Quaker Oats Co. ......................................          2,416         142,544
RJR Nabisco Holdings Corp. ...........................          6,200         156,163
Sara Lee Corp. .......................................          3,800         205,200

HOUSEHOLD PRODUCTS -- 1.4%
Clorox Co. ...........................................          2,805         231,413
Colgate-Palmolive Co. ................................          6,510         445,935
Estee Lauder Cos., Inc., Class A......................          3,800         194,750
KAO Corp. ............................................          8,000         127,667
Kimberly-Clark Corp. .................................          2,600         105,300
                                                                        -------------
                                                                            3,547,534
                                                                        -------------

ENERGY -- 4.5%
ENERGY SERVICES -- 0.4%
Halliburton Co. ......................................          1,800          51,413
Schlumberger Ltd. ....................................          2,090         105,153
Tosco Corp. ..........................................          2,405          51,707
VA Technologies AG....................................            582          52,803

ENERGY SOURCES -- 4.1%
Amoco Corp. ..........................................          4,666         251,381
Atlantic Richfield Co. ...............................          2,965         210,330
British Petroleum Co. PLC.............................         11,890         181,928
Burlington Resources, Inc. ...........................            700          26,163
Burmah Castrol PLC....................................          9,656         137,239
Chevron Corp. ........................................          1,300         109,281
ENI SpA+ .............................................         22,146         135,775
Enron Corp. ..........................................          1,400          73,938
Exxon Corp. ..........................................         14,500       1,017,719
Iberdrola SA..........................................          4,267          71,099
Mobil Corp. ..........................................          3,200         243,000
Occidental Petroleum Corp. ...........................          2,600          55,900
Societe Nationale Elf Aquitaine SA....................          1,589         196,078
Sonat, Inc. ..........................................          3,300          98,587
Texaco, Inc. .........................................          1,650         103,434
Total SA, Class B.....................................          1,848         232,988
                                                                        -------------
                                                                            3,405,916
                                                                        -------------

----------------
54

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
FINANCE -- 13.6%
BANKS -- 6.4%
ABN Amro Holdings NV..................................          6,492   $     110,650
Allied Irish Banks PLC................................         17,269         252,924
Banc One Corp. .......................................            900          38,363
Banca Popolare di Bergamo Credito Varesino SpA........          1,300          26,344
Banca Popolare di Brescia.............................          1,287          24,209
Banca Popolare di Milano..............................          3,660          26,386
Banco Frances SA......................................          3,828          24,503
Bank of Ireland.......................................         12,143         215,958
Bank of Nova Scotia...................................          8,135         133,321
BankAmerica Corp. ....................................          8,800         529,100
BankBoston Corp. .....................................          4,395         145,035
Bankers Trust New York Corp. .........................          2,380         140,420
Banque Nationale de Paris.............................          3,263         174,810
Bayerische Vereinsbank AG.............................            893          65,774
Chase Manhattan Corp. ................................          2,552         110,374
Citicorp..............................................          2,030         188,663
Comerica, Inc. .......................................          4,000         219,250
Commonwealth Bank of Australia........................          5,793          68,546
Credit Commerce France................................            630          40,501
Deutsche Bank AG+ ....................................          2,309         119,325
Fifth Third Bancorp...................................          3,800         218,500
First Chicago NBD Corp. ..............................          3,390         232,215
First Tennessee National Corp. .......................            465          12,700
First Union Corp. ....................................          2,495         127,713
Firstar Corp. ........................................          3,900         197,438
Foreningsbanken AB, Class A...........................          1,423          32,681
Huntington Bancshares, Inc. ..........................            500          12,563
Istituto Nazionale delle Assicurazioni................         24,349          61,955
Julius Baer Holdings AG...............................             50         117,720
MBNA Corp. ...........................................          9,900         283,387
Mercantile Bancorp, Inc. .............................          1,500          72,563
National City Corp. ..................................            800          52,750
National Westminster Bank PLC.........................          6,394          85,876
NationsBank Corp. ....................................          2,410         128,935
Nordbanken AB+ .......................................          6,876          39,479
PNC Bank Corp. .......................................          2,600         117,000
Royal Bank of Canada..................................            620          25,158
Societe Generale Enterprises+ ........................          1,029         113,929
Southtrust Corp. .....................................          2,400          83,850
Star Banc Corp. ......................................          1,900         125,638
Summit Bancorp. ......................................            500          18,750
Svenska Handelsbank, Series A.........................          2,126          79,750

FINANCIAL SERVICES -- 5.0%
Allied Zurich AG+ ....................................         10,065         103,011
American Express Co. .................................          4,100         318,262
American General Corp. ...............................          3,400         217,175
Associates First Capital Corp., Class A...............          2,100         137,025
Assurances Generales de France+ ......................          1,306          72,066
Compagnie Financiere Richemont AG+ ...................             53          67,959
Equitable Cos., Inc. .................................          2,668         110,389

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                                                                              55
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
COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Federal Home Loan Mortgage Corp. .....................          9,900   $     489,431
Federal National Mortgage Association.................          3,700         237,725
Fleet Financial Group, Inc. ..........................          1,500         110,156
H.F. Ahmanson & Co. ..................................            200          11,100
ING Groep NV..........................................          4,160         187,530
J.P. Morgan & Co., Inc. ..............................          1,800         152,325
KeyCorp. .............................................          3,464         100,023
Lehman Brothers Holdings, Inc. .......................          1,400          39,550
Merrill Lynch & Co., Inc. ............................            800          37,900
Morgan Stanley, Dean Witter & Co. ....................          1,005          43,278
Nikko Securities Co. Ltd. ............................         36,000          77,215
Norwest Corp. ........................................          5,940         212,726
P & O Finance BV+ ....................................          6,351          60,465
Promise Co. ..........................................          1,700          76,535
Travelers Group, Inc. ................................         11,555         433,312
UBS AG+ ..............................................          1,024         200,290
Unidanmark A/S, Class A...............................            602          43,606
Washington Mutual, Inc. ..............................          3,134         105,773
Wells Fargo & Co. ....................................            500         177,500

INSURANCE -- 2.2%
Aetna, Inc. ..........................................            700          48,650
Allianz AG............................................            236          73,205
Allstate Corp. .......................................          2,600         108,388
American International Group, Inc. ...................          5,150         396,550
Aon Corp. ............................................          2,995         193,177
Axa SA+ ..............................................            577          52,859
CIGNA Corp. ..........................................          3,100         204,987
Conseco, Inc. ........................................          8,700         265,894
Munchener Ruckversicherungs AG+ ......................            164          72,378
Royal & Sun Alliance Insurance Group PLC..............         12,266         106,352
The Hartford Financial Services Group, Inc. ..........          1,400          66,413
Zurich Allied AG+ ....................................            119          59,224
                                                                        -------------
                                                                           10,365,410
                                                                        -------------

HEALTHCARE -- 9.6%
DRUGS -- 5.8%
Bristol-Myers Squibb Co. .............................          8,360         868,395
Glaxo Wellcome PLC....................................          2,844          83,985
Eli Lilly & Co. ......................................          5,900         462,044
Merck & Co., Inc. ....................................          2,960         383,505
Novartis AG...........................................            139         223,443
Pfizer, Inc. .........................................          7,400         783,937
Pharmacia & Upjohn, Inc. .............................         10,800         542,025
Pharmacia & Upjohn, Inc. ....................... (SEK)          5,511         277,044
Sankyo Co. Ltd. ......................................          3,000          66,323
Warner-Lambert Co. ...................................         10,300         777,650

HEALTH SERVICES -- 1.0%
Columbia/HCA Healthcare Corp. ........................          2,500          50,156
HEALTHSOUTH Corp.+ ...................................          7,300          77,106

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56

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
HEALTH SERVICES (CONTINUED)
IMS Health, Inc. .....................................          3,800   $     235,363
Quintiles Transnational Corp.+ .......................          3,200         140,000
Tenet Healthcare Corp.+ ..............................          4,700         135,125
United HealthCare Corp. ..............................          1,000          35,000
Wellpoint Health Networks, Inc., Class A+ ............          1,068          59,875

MEDICAL PRODUCTS -- 2.8%
Akzo Nobel NV.........................................          4,315         153,506
American Home Products Corp. .........................          6,200         324,725
Baxter International, Inc. ...........................          6,135         365,032
Cardinal Health, Inc. ................................          3,300         340,725
McKesson Corp. .......................................          1,500         137,438
Schering-Plough Corp. ................................          7,600         787,075
                                                                        -------------
                                                                            7,309,477
                                                                        -------------

INDUSTRIAL & COMMERCIAL -- 5.7%
AEROSPACE & MILITARY TECHNOLOGY -- 0.2%
Lockheed Martin Corp. ................................          1,090         109,886

BUSINESS SERVICES -- 1.4%
Dai Nippon Printing Co. Ltd. .........................          5,000          64,126
Interpublic Group of Cos., Inc. ......................          6,100         329,019
Owens-Illinois, Inc.+ ................................          1,568          39,200
TNT Post Group NV+ ...................................          4,428         112,854
Vedior NV+ ...........................................          2,431          60,022
Waste Management, Inc.+ ..............................          9,300         446,981

ELECTRICAL EQUIPMENT -- 0.5%
Emerson Electric Co. .................................          3,400         211,650
Premier Farnell PLC...................................            600           1,530
Raytheon Co., Class B.................................            600          32,363
Rohm Co. Ltd. ........................................          1,000          95,165
Siebe PLC.............................................         22,605          73,018

MACHINERY -- 0.7%
Bombardie, Inc., Class B+ ............................          9,149         100,759
Cooper Industries, Inc. ..............................          2,300          93,725
Deere & Co. ..........................................          2,400          72,600
Ingersoll-Rand Co. ...................................          5,200         197,275
Molins PLC............................................          1,920           3,917
Sandvik AB, Class B...................................          2,085          43,629
United Technologies Corp. ............................            345          26,371

MULTI-INDUSTRY -- 2.3%
Avery Dennison Corp. .................................          1,000          43,687
BTR PLC...............................................         35,350          63,855
Cookson Group PLC.....................................         10,936          20,266
Minnesota Mining & Manufacturing Co. .................          1,575         116,058
Ogden Corp. ..........................................            800          22,750
Securicor Group PLC...................................         13,785          89,349
Smiths Industries.....................................          7,876          89,311
Tomkins PLC...........................................         33,913         159,129

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                                                                              57

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
MULTI-INDUSTRY (CONTINUED)
Tyco International Ltd. ..............................         16,400   $     906,100
Vivendi SA............................................          1,319         262,867

TRANSPORTATION -- 0.6%
British Airways PLC...................................         15,297          93,623
Burlington Northern Santa Fe Corp. ...................          6,000         192,000
Delta Air Lines, Inc. ................................            600          58,350
Deutsche Lufthansa AG.................................          4,403          87,034
Norfolk Southern Corp. ...............................          1,900          55,219
                                                                        -------------
                                                                            4,373,688
                                                                        -------------

INFORMATION & ENTERTAINMENT -- 3.2%
BROADCASTING & MEDIA -- 1.9%
Gannett, Inc. ........................................          2,700         144,619
Grupo Televisa SA GDR+ ...............................            383           7,397
McGraw-Hill Cos., Inc. ...............................          1,300         103,025
Time Warner, Inc. ....................................          7,039         616,352
Times Mirror Co., Series A............................          2,134         113,369
Viacom, Inc., Class B+ ...............................          8,316         482,328

ENTERTAINMENT PRODUCTS -- 0.4%
Eastman Kodak Co. ....................................          2,487         192,276
Fuji Photo Film Co., Ltd. ............................          3,000         103,217

LEISURE & TOURISM -- 0.9%
Bass PLC..............................................         12,613         151,176
Carnival Corp., Class A+ .............................          9,700         308,581
Granada Group PLC.....................................         10,596         133,306
McDonald's Corp. .....................................          1,900         113,406
                                                                        -------------
                                                                            2,469,052
                                                                        -------------

INFORMATION TECHNOLOGY -- 17.0%
COMMUNICATION EQUIPMENT -- 1.1%
3Com Corp.+ ..........................................          4,065         122,204
Alcatel Alsthom, Inc. ................................            412          36,640
Ascend Communications, Inc.+ .........................          3,500         159,250
Lucent Technologies, Inc. ............................          5,000         345,313
Nokia Corp., Class A ADR+ ............................          2,610         207,383

COMPUTERS & BUSINESS EQUIPMENT -- 5.6%
Canon, Inc. ..........................................          5,000         101,387
Cisco Systems, Inc.+ .................................          6,900         426,506
Compaq Computer Corp. ................................         10,600         335,225
Computer Sciences Corp.+ .............................          3,700         201,650
Dell Computer Corp.+ .................................          5,400         355,050
EMC Corp.+ ...........................................          7,500         428,906
Fujitsu Ltd. .........................................         18,000         155,485
HBO & Co. ............................................         13,000         375,375
International Business Machines Corp. ................          7,900       1,011,200
NCR Corp.+ ...........................................          2,268          65,205
Pitney Bowes, Inc. ...................................          6,200         325,887

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58

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMPUTERS & BUSINESS EQUIPMENT (CONTINUED)
Ricoh Co. Ltd. .......................................          9,000   $      83,013
Seagate Technology, Inc.+ ............................          5,800         145,363
Xerox Corp. ..........................................          3,000         254,250

ELECTRONICS -- 3.6%
Dixons Group PLC......................................          9,472          97,103
General Electric Co. .................................         16,325       1,298,858
Intel Corp. ..........................................          7,025         602,394
Motorola, Inc. .......................................          2,700         115,256
Omron Corp. ..........................................          6,000          59,515
Philips Electronics NV................................          2,758         148,638
Sony Corp. ...........................................          1,700         118,099
STMicroelectronics NV+ ...............................          2,384         107,131
Texas Instruments, Inc. ..............................          3,700         195,175

SOFTWARE -- 2.9%
America Online, Inc.+ ................................          1,600         178,000
BMC Software, Inc.+ ..................................          8,800         528,550
Computer Associates International, Inc. ..............          2,434          90,058
Compuware Corp.+ .....................................          3,900         229,612
Microsoft Corp.+ .....................................          9,300       1,023,581
PeopleSoft, Inc.+ ....................................          3,300         107,663
Sun Microsystems, Inc.+ ..............................          1,600          79,700

TELECOMMUNICATIONS -- 3.8%
AirTouch Communications, Inc.+ .......................          5,600         319,200
Ameritech Corp. ......................................          3,800         180,025
Cable & Wireless PLC..................................         14,007         136,093
Comcast Corp., Class A................................          1,600          75,100
Deutsche Telekom AG...................................          4,114         127,858
Ericsson (LM) Telecommunications Co., Series B........          2,307          43,564
Mannesmann AG.........................................          2,491         228,224
MediaOne Group, Inc.+ ................................         10,033         445,842
Northern Telecom Ltd. ................................          3,083          99,219
Tele-Communications, Inc., TCI Ventures Group, Series
 A+ ..................................................         14,100         252,919
Tele-Communications, Inc., Series A+ .................         10,400         406,900
Telecomunicacoes de Brasileiras SA ADR+ ..............          1,723         118,887
Telefonica SA.........................................          5,695         207,842
U.S. West, Inc. ......................................          3,800         199,263
Vodafone Group PLC....................................          5,470          63,516
                                                                        -------------
                                                                           13,019,077
                                                                        -------------

MATERIALS -- 1.6%
CHEMICALS -- 0.7%
Bayer AG..............................................          3,343         126,317
Dow Chemical Co. .....................................            200          17,088
du Pont (E.I.) de Nemours & Co. ......................          4,700         263,787
Eastman Chemical Co. .................................          2,000         100,875
Hoechst AG+ ..........................................            700          28,923

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

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
MATERIALS (CONTINUED)
FOREST PRODUCTS -- 0.4%
Fort James Corp. .....................................          1,100   $      36,094
Svenska Cellulosa AB, Class B.........................          5,167         102,186
Temple-Inland, Inc. ..................................            900          43,088
Weyerhaeuser Co. .....................................          3,610         152,297

METALS & MINERALS -- 0.5%
Aluminum Co. of America...............................            800          56,800
Cimpor-Cimentos de Portugal SA........................          1,622          45,268
Freeport-McMoRan Copper & Gold, Inc., Class A.........          2,200          25,712
Freeport-McMoRan Copper & Gold, Inc., Class B.........          1,500          17,813
Lafarge Corp. ........................................          1,086          96,192
Rio Tinto PLC.........................................          8,322          99,250
                                                                        -------------
                                                                            1,211,690
                                                                        -------------

REAL ESTATE -- 0.2%
REAL ESTATE INVESTMENT TRUSTS -- 0.2%
Equity Residential Properties Trust...................          1,534          64,716
Starwood Hotels & Resorts Trust.......................          2,700          82,350
                                                                        -------------
                                                                              147,066
                                                                        -------------

UTILITIES -- 5.0%
ELECTRIC UTILITIES -- 1.9%
Consolidated Edison, Inc.+ ...........................          1,300          67,763
Duke Energy Corp. ....................................          3,400         225,037
Electricidad de Portugal SA...........................          4,412         101,594
Entergy Corp. ........................................          3,066          94,280
Public Service Enterprise Group, Inc. ................            200           7,863
Scottish Power PLC....................................         25,401         246,150
Sempra Energy+ .......................................          2,300          59,944
Southern Co. .........................................          3,300          97,144
Telecom Italia SpA....................................         32,183         221,780
Texas Utilities Co. ..................................          3,234         150,583
VEBA AG...............................................          2,786         145,143

TELEPHONE -- 3.1%
AT&T Corp. ...........................................          5,700         333,094
Bell Atlantic Corp. ..................................          3,450         167,109
BellSouth Corp. ......................................          1,080          81,270
GTE Corp. ............................................          2,934         161,370
MCI WorldCom, Inc.+ ..................................          9,300         454,538
OTE Greek Telecommunications..........................          3,541          84,904
Portugal Telecom SA...................................          1,000          36,424
Royal Koninklijke KPN NV..............................          1,655          51,143
SBC Communications, Inc. .............................          8,400         373,275
Sprint Corp. .........................................          8,500         612,000
Telefonos de Mexico SA ADR+ ..........................            959          42,436
                                                                        -------------
                                                                            3,814,844
                                                                        -------------
TOTAL COMMON STOCK (cost $59,658,694).................                     56,367,452
                                                                        -------------

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
PREFERRED STOCK -- 0.1%                                        SHARES           VALUE
-------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.1%
RETAIL -- 0.1%
Kmart Financing I 7.75% (cost $53,897)................            800   $      40,000
                                                                        -------------


                                                          PRINCIPAL
BONDS & NOTES -- 21.1%                                     AMOUNT
-------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.1%
AUTOMOTIVE -- 0.0%
Chrysler Corp. 7.45% 2097.............................  $      15,000          16,532

RETAIL -- 0.1%
Federated Department Stores, Inc. 8.50% 2003..........         40,000          44,939
                                                                        -------------
                                                                               61,471
                                                                        -------------

CONSUMER STAPLES -- 0.1%
FOOD, BEVERAGE & TOBACCO -- 0.1%
Philip Morris Cos, Inc. 6.80% 2003....................        100,000         105,646
Philip Morris Cos, Inc. 7.50% 2004....................         20,000          21,784
                                                                        -------------
                                                                              127,430
                                                                        -------------

ENERGY -- 0.6%
ENERGY SERVICES -- 0.2%
Global Marine, Inc. 7.00% 2028........................         85,000          80,734
Petroleum Geo Services ASA 7.50% 2007.................        100,000         106,672

ENERGY SOURCES -- 0.4%
Coastal Corp. 6.50% 2008..............................         50,000          51,218
Coastal Corp. 6.95% 2028..............................         60,000          58,517
Enron Corp. 6.40% 2006................................         20,000          20,471
Enron Corp. 6.95% 2028................................         40,000          39,652
KN Energy, Inc. 6.45% 2003............................         60,000          61,670
KN Energy, Inc. 7.25% 2028............................         15,000          14,841
Saga Peteroleum ASA 7.25% 2027........................         40,000          36,149
                                                                        -------------
                                                                              469,924
                                                                        -------------

FINANCE -- 4.1%
BANKS -- 1.0%
ABN-Amro Bank NV Chicago Branch 7.25% 2005............         40,000          43,149
First Union-Lehman Brothers Mortgage Trust 6.65%
 2007.................................................         25,000          25,855
First Union-Lehman Brothers-Bank of America 6.28%
 2007.................................................         88,583          91,301
Greenpoint Bank Brooklyn New York 6.70% 2002..........         65,000          66,425
Merita Bank Ltd. 6.50% 2006...........................         40,000          40,536
Nationsbank Corp. 6.88% 2005..........................         45,000          48,072
Popular, Inc. 6.40% 2000..............................        100,000         101,062
Provident Cos., Inc. 7.41% 2038.......................         50,000          53,711
St. Paul Bancorp 7.13% 2004...........................        100,000         107,737
Svenska Handelsbank 8.13% 2007........................         65,000          73,332
Wilmington Trust Corp. 6.63% 2008.....................        105,000         111,194

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
                                                          PRINCIPAL
BONDS & NOTES (CONTINUED)                                  AMOUNT           VALUE
-------------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES -- 2.9%
Advanta Mortgage Loan Trust 6.69% 2017................  $      25,000   $      25,829
Advanta Mortgage Loan Trust 7.05% 2021................         25,000          25,733
AFC Capital Trust I 8.21% 2027........................         20,000          22,646
AMRESCO Commercial Mortgage Funding I Corp. 6.73%
 2029.................................................        188,796         197,471
AMRESCO Residential Securities Corp. 6.60% 2018.......         20,000          20,141
Amvescap PLC 6.60% 2005...............................        100,000         105,600
Associates Corp. of North America 6.50% 2002..........         60,000          62,531
AT&T Capital Corp. 6.25% 2001.........................         50,000          50,791
Commercial Mortgage Acceptance Corp. 5.80% 2006.......         85,000          85,876
Commercial Mortgage Acceptance Corp. 6.53% 2007#......         15,000          15,823
Commercial Mortgage Acceptance Corp. 6.57% 2007#......         40,000          42,350
Fleet Financial Group, Inc. 6.88% 2028................         50,000          51,124
Ford Motor Credit Co. 7.00% 2001......................         60,000          62,776
Ford Motor Credit Co. 8.00% 2002......................         40,000          43,657
General Motors Acceptance Corp. 6.63% 2002............         40,000          42,057
GMAC Commercial Mortgage Security, Inc. 6.15% 2007....         44,819          45,949
GMAC Commercial Mortgage Security, Inc. 6.42% 2008....         65,000          67,708
Green Tree Financial Corp. 6.24% 2016#................         90,000          92,081
Green Tree Financial Corp. 6.93% 2028.................         55,000          57,200
Green Tree Recreational Equipment 6.18% 2019#.........        250,311         255,708
Green Tree Recreational Equipment 6.55% 2028..........         29,750          30,511
GS Mortgage Securities Corp. II 6.56% 2031#...........         45,000          47,222
Harley Davidson Eagle Motorcycle Trust 6.20% 2003.....        150,000         156,425
Independent National Mortgage Corp. zero coupon
 2024.................................................         18,911          20,044
Lehman Brothers Holdings, Inc. 6.50% 2002.............        105,000         105,546
Merrill Lynch Mortgage Investors, Inc. 6.22% 2030#....         58,301          61,753
Merrill Lynch Mortgage Investors, Inc. 6.54% 2029#....         80,000          82,525
Money Store, Inc. 8.05% 2002..........................         20,000          21,788
Morgan Stanley Capital I, Inc. 7.22% 2028#............         55,000          59,047
Mortgage Capital Funding, Inc. 6.66% 2008.............         40,000          42,337
Norwest Corp. 6.75% 2027..............................         25,000          25,751
PaineWebber Group, Inc. 6.65% 2002....................        135,000         141,242
PNC Mortgage Securities Corp. 6.60% 2027..............         16,757          17,045

INSURANCE -- 0.2%
Hartford Life, Inc. 7.10% 2007........................        100,000         109,066
Hartford Life, Inc. 7.65% 2027........................         20,000          21,681
TIG Holdings, Inc. 8.13% 2005.........................         40,000          44,058
                                                                        -------------
                                                                            3,121,466
                                                                        -------------

INDUSTRIAL & COMMERCIAL -- 1.1%
AEROSPACE & MILITARY TECHNOLOGY -- 0.2%
Lockheed Martin Corp. 7.25% 2006......................        115,000         126,501
Raytheon Co. 6.45% 2002...............................         35,000          36,423

BUSINESS SERVICES -- 0.1%
United States Filter Corp. 6.50% 2003*(1).............         55,000          55,908

MACHINERY -- 0.1%
Prologis Trust 7.05% 2006.............................         85,000          89,557

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
                                                          PRINCIPAL
BONDS & NOTES (CONTINUED)                                  AMOUNT           VALUE
-------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
MULTI-INDUSTRY -- 0.1%
Tyco International Group SA 6.25% 2003(1).............  $      45,000   $      46,595
Tyco International Group SA 6.38% 2005................         45,000          47,080

TRANSPORTATION -- 0.6%
Continental Airlines, Inc. 6.54% 2009.................         60,000          63,948
Continental Airlines, Inc. 6.80% 2009.................         30,000          31,141
CSX Corp. 7.95% 2027..................................        230,000         260,960
Hertz Corp. 7.00% 2028................................         65,000          65,658
                                                                        -------------
                                                                              823,771
                                                                        -------------

INFORMATION & ENTERTAINMENT -- 0.1%
BROADCASTING & MEDIA -- 0.1%
News America Holdings, Inc. 7.70% 2025................         65,000          69,511
                                                                        -------------

INFORMATION TECHNOLOGY -- 0.3%
COMPUTERS & BUSINESS EQUIPMENT -- 0.1%
Apple Computer, Inc. 6.00% 2001.......................         35,000          46,113
Dell Computer Corp. 7.10% 2028........................         45,000          46,887

TELECOMMUNICATIONS -- 0.2%
Airtouch Communications, Inc. 6.65% 2008..............         50,000          53,993
TCI Communciations, Inc. 8.65% 2004...................         55,000          63,452
                                                                        -------------
                                                                              210,445
                                                                        -------------

MATERIALS -- 0.0%
CHEMICALS -- 0.0%
Solutia, Inc. 6.72% 2037..............................         45,000          48,556
                                                                        -------------

MUNICIPAL BONDS -- 0.2%
MUNICIPAL BONDS -- 0.2%
Province of Ontario 5.50% 2008........................        160,000         160,291
                                                                        -------------

REAL ESTATE -- 0.1%
REAL ESTATE COMPANIES -- 0.1%
Equity Office Properties Operating LP 6.76% 2007* ....         55,000          54,969
                                                                        -------------

U.S. GOVERNMENT & AGENCIES -- 13.8%

U.S. GOVERNMENT & AGENCIES -- 13.8%
Federal Home Loan Mortgage Corp. 7.50% 2022...........         45,000          50,667
Federal National Mortgage Association 5.50% 2011......         75,895          75,586
Federal National Mortgage Association 5.75% 2003......        105,000         109,528
Federal National Mortgage Association 6.00% 2008......        230,000         247,968
Federal National Mortgage Association 6.00% TBA.......        640,000         646,598
Federal National Mortgage Association 6.50% 2010......        381,150         389,368
Federal National Mortgage Association 6.50% 2012......        111,910         114,253
Federal National Mortgage Association 6.50% 2013......        890,315         908,949
Federal National Mortgage Association 6.50% 2028......        885,733         900,675
Federal National Mortgage Association 7.00% 2011......        128,700         132,118
Federal National Mortgage Association 7.00% 2023......         10,723          11,180

                                                                ----------------

                                                          PRINCIPAL
BONDS & NOTES (CONTINUED)                                  AMOUNT           VALUE
-------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES (CONTINUED)
Federal National Mortgage Association 7.00% TBA.......  $     335,000   $     343,897
Federal National Mortgage Association 8.50% 2019......         35,000          38,226
Federal National Mortgage Association 9.00% 2026......         49,778          52,617
Government National Mortgage Association 6.50% 2028...        221,817         226,737
Government National Mortgage Association 6.50% TBA....        175,000         178,881
Government National Mortgage Association 7.00%
 2024(1)..............................................        238,709         242,999
Government National Mortgage Association 7.00% 2024...        178,758         184,568
Government National Mortgage Association 7.00% 2025...         33,745          34,842
Government National Mortgage Association 7.00% 2028...      1,095,493       1,130,745
Government National Mortgage Association 7.50% 2023...         49,064          50,888
Government National Mortgage Association 7.50% 2027...         70,000          77,153
Government National Mortgage Association 8.00% 2025...        120,767         125,825
Government National Mortgage Association 8.00% 2026...        353,025         367,805
Government National Mortgage Association 8.00% 2027...         23,869          24,869
United States Treasury Bonds 5.25% 2003...............        685,000         715,613
United States Treasury Bonds 5.50% 2028...............        425,000         459,399
United States Treasury Bonds 6.13% 2027...............        665,000         766,619
United States Treasury Notes 4.50% 2000...............        435,000         436,701
United States Treasury Notes 5.50% 2003...............      1,450,000       1,521,137
                                                                        -------------
                                                                           10,566,411
                                                                        -------------
UTILITIES -- 0.6%
ELECTRIC UTILITIES -- 0.4%
Arizona Public Services Co. 6.75% 2006................        160,000         169,565
Southern California Edison Co. 5.88% 2001.............        100,000         101,753

TELEPHONE -- 0.2%
MCI Communications Corp. 6.13% 2002(1)................         40,000          41,003
Worldcom, Inc. 6.40% 2005.............................         70,000          73,870
Worldcom, Inc. 7.75% 2007.............................         50,000          57,127
                                                                        -------------
                                                                              443,318
                                                                        -------------
TOTAL BONDS & NOTES (cost $15,733,280)................                     16,157,563
                                                                        -------------


WARRANTS -- 0.0%+                                          SHARES
-------------------------------------------------------------------------------------
FINANCE -- 0.0%
INSURANCE -- 0.0%
Allianz AG 6/15/00....................................              1              12
                                                                        -------------

REAL ESTATE -- 0.0%
REAL ESTATE COMPANIES -- 0.0%
EOP Operating LP 12/15/99#............................             55             297
                                                                        -------------
TOTAL WARRANTS (cost $440)............................                            309
                                                                        -------------
TOTAL INVESTMENT SECURITIES (cost $75,446,311)........                     72,565,324
                                                                        -------------

----------------
64

                                                          PRINCIPAL
REPURCHASE AGREEMENT -- 8.0%                               AMOUNT           VALUE
-------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 8.0%
Agreement with Swiss Bank Corp.-Warburg, bearing
 interest of 5.50% dated 9/30/98,
 to be repurchased 10/01/98 in the amount of
 $6,130,937 and collateralized by $3,657,000 U.S.
 Treasury Bonds 11.25% due 2/15/15, approximate
 aggregate value $6,265,056 (cost $6,130,000).........  $   6,130,000   $   6,130,000
                                                                        -------------

TOTAL INVESTMENTS --
  (cost $81,576,311)                                     103.0%           78,695,324
Liabilities in excess of other assets --                  (3.0)           (2,297,242)
                                                        ------         -------------
NET ASSETS --                                            100.0%        $  76,398,082
                                                        ------         -------------
                                                        ------         -------------

-------------

+   Non-income producing securities

#  Fair valued securities; see Note 2

*  Resale restricted to qualified institutional buyers

(1) Variable rate security; rate as of September 30, 1998

TBA -- Security purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal amount and maturity date will be determined on settlement date.

ADR -- American Depository Receipt

GDR -- Global Depository Receipt

SEK -- Swedish Krona

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
----------------------------------------------------------------------------------------
                                                                              GROSS
           CONTRACT                      IN               DELIVERY          UNREALIZED
          TO DELIVER                EXCHANGE FOR            DATE           APPRECIATION
----------------------------------------------------------------------------------------
*USD                  422,949          GBP  260,000          10/28/98     $      18,407
JPY                80,700,000          USD  616,972          03/15/99            12,394
                                                                                -------
                                                                                 30,801
                                                                                -------


                                                                              GROSS
                                                                            UNREALIZED
                                                                           DEPRECIATION
----------------------------------------------------------------------------------------
*GBP                  260,000          USD  429,439          10/28/98           (11,916)
GBP                   324,000          USD  541,242          03/22/99            (4,610)
                                                                                -------
                                                                                (16,526)
                                                                                -------
Net Unrealized Appreciation..........................................     $      14,275
                                                                                -------
                                                                                -------

-------------

* Represents fully offsetting forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk

  GBP -- Great Britain Pound
 JPY -- Japanese Yen

  USD -- United States Dollar

  See Notes to Financial Statements

                                                                ----------------

------------------

SEASONS SERIES TRUST
STOCK PORTFOLIO                       INVESTMENT PORTFOLIO -- SEPTEMBER 30, 1998

                                                                     (UNAUDITED)

COMMON STOCK -- 94.5%                                      SHARES           VALUE
-------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 6.7%
HOUSING -- 0.8%
Masco Corp. ..........................................         20,900   $     514,662

RETAIL -- 5.9%
AutoZone, Inc.+ ......................................          4,900         120,663
CVS Corp. ............................................         11,714         513,220
Fred Meyer, Inc.+ ....................................         10,700         415,963
Home Depot, Inc. .....................................         11,800         466,100
Koninklijke Ahold NV .................................          4,900         146,478
Rite Aid Corp. .......................................          8,300         294,650
Safeway, Inc.+ .......................................         19,900         922,862
Saks, Inc.+ ..........................................         12,000         269,250
Tag Heuer International SA ADR+ ......................         18,800         110,450
Wal-Mart Stores, Inc. ................................          8,300         453,387
                                                                        -------------
                                                                            4,227,685
                                                                        -------------

CONSUMER STAPLES -- 4.9%
FOOD, BEVERAGE & TOBACCO -- 3.2%
Campbell Soup Co. ....................................          3,300         165,619
Coca-Cola Co. ........................................          4,700         270,837
PepsiCo, Inc. ........................................         18,100         532,819
Philip Morris Cos., Inc. .............................         21,600         994,950

HOUSEHOLD PRODUCTS -- 1.7%
Gillette Co. .........................................          6,200         237,150
Kimberly-Clark Corp. .................................         12,100         490,050
Kimberly-Clark de Mexico SA de CV, Class A............         37,500          92,849
Procter & Gamble Co. .................................          3,700         262,469
                                                                        -------------
                                                                            3,046,743
                                                                        -------------

ENERGY -- 4.1%
ENERGY SERVICES -- 0.6%
Halliburton Co. ......................................         13,100         374,169

ENERGY SOURCES -- 3.5%
Chevron Corp. ........................................          6,000         504,375
Mobil Corp. ..........................................          9,400         713,812
Petroleo Brasileiro SA ADR+ ..........................          1,700          17,427
Petroleo Brasileiro SA ADR* ..........................          2,600          26,653
Royal Dutch Petroleum Co. ............................         19,700         938,212
                                                                        -------------
                                                                            2,574,648
                                                                        -------------

FINANCE -- 19.6%
BANKS -- 7.4%
Bank of New York Co., Inc. ...........................         20,200         552,975
BCA Fideuram SpA......................................         14,500          61,842

----------------
66

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
Citicorp..............................................          4,700   $     436,806
First Union Corp. ....................................         13,700         701,269
HSBC Holdings PLC.....................................          4,200          76,967
Mellon Bank Corp. ....................................          4,300         236,769
NationsBank Corp. ....................................         12,405         663,667
Northern Trust Corp. .................................          2,800         191,100
Norwest Corp. ........................................         26,000         931,125
Societe Generale Enterprises+ ........................            700          77,503
Toronto Dominion Bank.................................          7,000         186,375
Wells Fargo & Co. ....................................          1,400         497,000

FINANCIAL SERVICES -- 6.5%
Federal Home Loan Mortgage Corp. .....................         38,000       1,878,625
Federal National Mortgage Association.................         14,800         950,900
First Data Corp. .....................................         12,200         286,700
H&R Block, Inc. ......................................          5,700         235,838
Morgan Stanley, Dean Witter & Co. ....................          2,000          86,125
Travelers Group, Inc. ................................         16,200         607,500

INSURANCE -- 5.7%
Ace Co., Ltd. ........................................         24,400         732,000
Fairfax Financial Holdings Ltd.+ .....................          1,565         452,434
Mutual Risk Management Ltd. ..........................         18,300         647,363
PartnerRe Ltd. .......................................         15,700         628,981
Travelers Property Casualty Corp., Class A............         10,800         344,925
UNUM Corp. ...........................................         15,400         765,187
                                                                        -------------
                                                                           12,229,976
                                                                        -------------

HEALTHCARE -- 14.1%
DRUGS -- 10.3%
American Home Products Corp. .........................         12,600         659,925
Biogen, Inc.+ ........................................          9,700         638,381
Bristol-Myers Squibb Co. .............................          9,000         934,875
Genentech, Inc.+ .....................................          7,500         539,063
Lilly (Eli) & Co. ....................................          8,200         642,163
Merck & Co., Inc. ....................................          7,000         906,937
Novartis AG...........................................            181         290,958
Pfizer, Inc. .........................................          7,300         773,344
Warner-Lambert Co. ...................................         10,500         792,750
Zeneca Group PLC+ ....................................          7,300         258,143

HEALTH SERVICES -- 2.0%
Gehe AG...............................................          3,500         220,066
HEALTHSOUTH Corp.+ ...................................         30,900         326,381
Tenet Healthcare Corp.+ ..............................          7,000         201,250
United HealthCare Corp. ..............................         15,000         525,000

MEDICAL PRODUCTS -- 1.8%
Guidant Corp. ........................................          3,300         245,025
Johnson & Johnson.....................................          7,500         586,875

                                                                ----------------

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
MEDICAL PRODUCTS (CONTINUED)
Schering-Plough Corp. ................................          2,700   $     279,619
                                                                        -------------
                                                                            8,820,755
                                                                        -------------

INDUSTRIAL & COMMERCIAL -- 12.3%
AEROSPACE & MILITARY TECHNOLOGY -- 1.7%
AlliedSignal, Inc. ...................................         20,900         739,338
Raytheon Co. .........................................          5,500         296,656

BUSINESS SERVICES -- 3.6%
Cendant Corp.+ .......................................          7,100          82,538
Gartner Group, Inc., Class A+ ........................          9,400         196,225
Newmont Mining Corp. .................................         12,100         293,425
Rentokil Initial PLC+ ................................         66,400         409,778
Waste Management, Inc.+ ..............................         17,900         860,319
Wolters Kluwer NV+ ...................................          2,300         441,718

MACHINERY -- 2.0%
Danaher Corp. ........................................         25,300         759,000
Teleflex, Inc. .......................................         13,300         465,500

MULTI-INDUSTRY -- 5.0%
Berkshire Hathaway, Inc. .............................             10         596,000
Sara Lee Corp. .......................................          9,400         507,600
Tomkins PLC...........................................        180,200         845,548
Tyco International Ltd. ..............................         18,946       1,046,766
Unilever NV...........................................          2,300         140,875
                                                                        -------------
                                                                            7,681,286
                                                                        -------------

INFORMATION & ENTERTAINMENT -- 8.6%
BROADCASTING & MEDIA -- 5.1%
CBS Corp. ............................................         21,400         518,950
Cox Communications, Inc., Class A+ ...................          6,400         349,600
Elsevier NV...........................................         11,700         173,945
Omnicom Group, Inc. ..................................         12,700         571,500
Schibsted ASA.........................................          5,500          68,434
Time Warner, Inc. ....................................          5,000         437,813
Tribune Co. ..........................................          8,500         427,656
Vereenigde Ned Uitgevers..............................         13,900         574,200
Vodafone Group PLC....................................          5,300          61,542

ENTERTAINMENT PRODUCTS -- 0.5%
Hasbro, Inc. .........................................         10,300         303,850

LEISURE & TOURISM -- 3.0%
Carnival Corp., Class A...............................         11,700         372,206
Disney (Walt) Co. ....................................          9,400         237,938
Granada Group PLC.....................................         16,000         201,292
Hilton Hotels Corp. ..................................         14,000         238,875
Hutchison Whampoa Ltd. ...............................         64,700         340,667
McDonald's Corp. .....................................          4,300         256,656

----------------
68

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
LEISURE & TOURISM (CONTINUED)
Mirage Resorts, Inc.+ ................................         14,100   $     236,175
                                                                        -------------
                                                                            5,371,299
                                                                        -------------

INFORMATION TECHNOLOGY -- 17.4%
COMMUNICATION EQUIPMENT -- 1.7%
AirTouch Communications, Inc.+ .......................          9,200         524,400
Ascend Communications, Inc.+ .........................          5,800         263,900
Northern Telecom Ltd. ................................          7,700         246,400

COMPUTERS & BUSINESS EQUIPMENT -- 3.0%
Automatic Data Processing, Inc. ......................          6,000         448,500
Dell Computer Corp.+ .................................          6,200         407,650
EMC Corp.+ ...........................................          8,600         491,813
HBO & Co. ............................................          5,400         155,925
Hewlett-Packard Co. ..................................          6,700         354,681

ELECTRONICS -- 5.0%
Analog Devices, Inc.+ ................................         20,200         324,463
General Electric Co. .................................         17,200       1,368,475
Getronics NV+ ........................................          5,619         255,090
Intel Corp. ..........................................          7,900         677,425
Linear Technology Corp. ..............................          1,500          75,000
Maxim Integrated Products, Inc.+ .....................         12,900         359,588
Philips Electronics NV................................            700          37,725
Texas Instruments, Inc. ..............................            900          47,475

SOFTWARE -- 7.4%
America Online, Inc.+ ................................          3,600         400,500
BMC Software, Inc.+ ..................................         14,400         864,900
Cisco Systems, Inc.+ .................................          8,400         519,225
Microsoft Corp.+ .....................................          9,100       1,001,569
Networks Associates, Inc.+ ...........................         17,850         633,675
Oracle Corp.+ ........................................          8,350         243,194
Parametric Technology Corp.+ .........................         42,500         427,656
Platinum Technology, Inc.+ ...........................         13,400         241,200
Sterling Commerce, Inc.+ .............................          9,300         322,012

TELECOMMUNICATIONS -- 0.3%
GTE Corp. ............................................          3,000         165,000
                                                                        -------------
                                                                           10,857,441
                                                                        -------------

MATERIALS -- 0.2%
CHEMICALS -- 0.2%
Rhone-Poulenc Ltd.+ ..................................          3,300         138,487
                                                                        -------------

REAL ESTATE -- 1.9%
REAL ESTATE INVESTMENT TRUSTS -- 1.9%
Crescent Real Estate Equities Co. ....................         19,900         502,475
Security Capital U.S. Realty+ ........................         29,900         304,980

                                                                ----------------

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
REAL ESTATE (CONTINUED)
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
Starwood Hotels & Resorts Trust.......................         12,600   $     384,300
                                                                        -------------
                                                                            1,191,755
                                                                        -------------

UTILITIES -- 4.7%
TELEPHONE -- 4.7%
MCI Worldcom, Inc.+ ..................................         27,107       1,324,869
Philips Electronics NV................................          1,500          80,063
SBC Communications, Inc. .............................         10,000         444,375
Telecel-Comunicacaoes Pessoais SA+* ..................          2,400         310,437
Telecom Italia Mobile SpA.............................         33,200         193,490
Telecom Italia SpA+ ..................................         20,239          96,802
Telecomunicacoes de Brasileiras SA ADR+ ..............          7,000         493,062
                                                                        -------------
                                                                            2,943,098
                                                                        -------------
TOTAL INVESTMENT SECURITIES (cost $59,259,002)                             59,083,173
                                                                        -------------


                                                          PRINCIPAL
SHORT-TERM SECURITIES -- 5.9%                              AMOUNT
-------------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES -- 5.6%
du Pont (E.I.) de Nemours & Co. 5.53% due 10/9/98.....  $   1,525,000       1,523,126
Falcon Asset Securitization Corp. 5.52% due
 10/13/98.............................................      2,000,000       1,996,320
                                                                        -------------
                                                                            3,519,446
                                                                        -------------

FEDERAL AGENCY OBLIGATIONS -- 0.3%
Federal National Mortgage Association Discount Notes
 5.42% due 10/19/98...................................         85,000          84,769
United States Treasury Bills 4.15% due 1/7/99.........         75,000          74,153
                                                                        -------------
TOTAL SHORT-TERM SECURITIES (cost $3,678,368).........                      3,678,368
                                                                        -------------

TOTAL INVESTMENTS --
  (cost $62,937,370)                     100.4 %      62,761,541
Liabilities in excess of other assets
  --                                      (0.4)         (270,609)
                                         ------      -----------
NET ASSETS --                            100.0 %     $62,490,932
                                         ------      -----------
                                         ------      -----------

-------------

+   Non-income producing securities

*  Resale restricted to qualified institutional buyers

ADR -- American Depository Receipt

See Notes to Financial Statements

----------------
70

----------------

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1998 (UNAUDITED)

                                                            MULTI-         MULTI-                         ASSET
                                             MULTI-        MANAGED        MANAGED         MULTI-       ALLOCATION:
                                            MANAGED        MODERATE       INCOME/        MANAGED       DIVERSIFIED
                                             GROWTH         GROWTH         EQUITY         INCOME         GROWTH          STOCK
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investment securities, at value*........  $ 40,720,270   $ 43,691,037   $ 37,998,261   $ 30,524,610   $ 72,565,324    $ 59,083,173
Short-term securities*..................     1,189,970      1,039,887        814,844        459,892             --       3,678,368
Repurchase agreements (cost equals
  market)...............................     4,183,000      4,512,000      2,147,000      1,658,000      6,130,000              --
Cash....................................        13,577         14,647         15,575          8,711            172              --
Foreign currency........................            18             13              6             13          8,537           1,430
Receivables for --
  Sales of investments..................       391,632        314,894         59,599         15,658      1,838,024         478,387
  Dividends and accrued interest........       168,976        291,908        379,363        379,047        278,729          79,078
  Fund shares sold......................        96,608         92,758        100,027         99,339        177,325         143,243
  Foreign currency contracts............         8,226          6,017          3,464          1,181         70,661          77,522
Deferred organizational expenses........        11,384         11,384         11,384         11,384         11,384          11,384
Unrealized appreciation on forward
  foreign currency
  contracts.............................         9,437          6,831          4,125          1,186         30,801              --
Prepaid expenses........................           253            269            212            168            408             334
Due from adviser........................            --             --             --            884          4,855              --
                                          ----------------------------------------------------------------------------------------
                                            46,793,351     49,981,645     41,533,860     33,160,073     81,116,220      63,552,919
                                          ----------------------------------------------------------------------------------------
LIABILITIES:
Payables for --
  Purchases of investments..............       651,561        612,294        119,988         44,892      4,487,764         867,436
  Management fees.......................        51,710         46,024         28,490         41,042         50,732          41,042
  Foreign currency contracts............         8,214          6,008          3,459          1,179         70,496          77,289
  Fund shares redeemed..................         3,157         58,676          4,614          1,599         31,013          24,993
Unrealized depreciation on forward
  foreign currency
  contracts.............................        39,097         28,258         16,388          6,108         16,526              --
Other accrued expenses..................        38,673         39,561         37,129         13,456         61,607          42,903
Written call options at value (proceeds
  $27,329, $27,329, $0, $0, $0 and $0,
  respectively).........................        29,707         29,707             --             --             --              --
Due to custodian bank...................            --             --             --             --             --           8,324
                                          ----------------------------------------------------------------------------------------
                                               822,119        820,528        210,068        108,276      4,718,138       1,061,987
                                          ----------------------------------------------------------------------------------------
NET ASSETS..............................  $ 45,971,232   $ 49,161,117   $ 41,323,792   $ 33,051,797   $ 76,398,082    $ 62,490,932
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------
Shares of beneficial interest
  outstanding
  (unlimited shares authorized).........     3,635,148      3,988,705      3,370,089      2,788,461      7,100,752       4,739,796
Net asset value per share...............        $12.65         $12.33         $12.26         $11.85         $10.76          $13.18
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS:
Capital paid in.........................  $ 43,305,204   $ 46,573,472   $ 38,084,694   $ 30,714,515   $ 79,310,443    $ 60,731,032
Accumulated undistributed net investment
  income................................       346,895        612,848        787,378        743,172        658,463          77,305
Accumulated undistributed net realized
  gain (loss) on investments............       307,142        183,154        373,963        174,761       (706,327)      1,857,042
Unrealized appreciation (depreciation)
  on investments........................     2,043,990      1,812,279      2,089,948      1,424,201     (2,880,987)       (175,829)
Unrealized foreign exchange gain (loss)
  on other assets and liabilities.......       (29,621)       (18,258)       (12,191)        (4,852)        16,490           1,382
Unrealized depreciation on written
  options contracts.....................        (2,378)        (2,378)            --             --             --              --
                                          ----------------------------------------------------------------------------------------
                                          $ 45,971,232   $ 49,161,117   $ 41,323,792   $ 33,051,797   $ 76,398,082    $ 62,490,932
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------

---------------
* Cost
  Investment securities.................  $ 38,672,292   $ 41,871,349   $ 35,899,187   $ 29,091,861   $ 75,446,311    $ 59,259,002
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------

  Short-term securities.................  $  1,193,958   $  1,047,296   $    823,970   $    468,440   $         --    $  3,678,368
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------

See Notes to Financial Statements

                                                                ----------------

----------------

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1998 (UNAUDITED)

                                                                MULTI-        MULTI-                       ASSET
                                                 MULTI-        MANAGED        MANAGED       MULTI-      ALLOCATION:
                                                MANAGED        MODERATE       INCOME/       MANAGED     DIVERSIFIED
                                                 GROWTH         GROWTH        EQUITY        INCOME         GROWTH         STOCK
-----------------------------------------------------------------------------------------------------------------------------------
INCOME:
  Interest..................................  $    439,510   $    659,709   $   764,599   $   690,018   $   487,344    $     96,708
  Dividends.................................        66,515         56,650        34,878        16,132       393,886         293,541
                                              -------------------------------------------------------------------------------------
    Total income*...........................       506,025        716,359       799,477       706,150       881,230         390,249
                                              -------------------------------------------------------------------------------------
EXPENSES:
  Management fees...........................       200,664        192,296       137,729        96,951       275,429         236,878
  Custodian fees............................        42,243         42,842        36,990        30,829       118,722          45,398
  Auditing fees.............................        11,893         11,862        11,495        11,247        12,386          12,019
  Reports to investors......................         4,988          5,436         4,326         3,351         8,291           6,838
  Amortization of organizational expenses...         1,610          1,610         1,610         1,610         1,610           1,610
  Legal fees................................           792            812           761           680         1,096           1,178
  Trustees' fees............................           610            671           518           366           915             844
  Other expenses............................           192            198           163           142           260             227
                                              -------------------------------------------------------------------------------------
    Total expenses before reimbursement.....       262,992        255,727       193,592       145,176       418,709         304,992
    Expenses reimbursed by the investment
      adviser...............................            --             --            --       (11,711)      (26,627)             --
                                              -------------------------------------------------------------------------------------
Net investment income.......................       243,033        460,632       605,885       572,685       489,148          85,257
                                              -------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES:
  Net realized gain (loss) on investments...       187,865         69,023       159,233        10,225      (633,607)        898,424
  Net realized foreign exchange gain (loss)
    on other assets and liabilities.........        23,984         53,282        71,525        75,195         7,344          (8,399)
  Net realized gain (loss) on options
    contracts...............................        (1,958)        10,020            --            --            --              --
  Change in unrealized
    appreciation/depreciation on
    investments.............................    (1,363,228)    (1,021,807)      482,347       612,651    (6,341,160)     (7,411,195)
  Change in unrealized foreign exchange
    gain/loss on other assets and
    liabilities.............................       (39,711)       (27,289)      (18,674)       (9,593)          317           1,502
  Change in unrealized
    appreciation/depreciation on written
    options contracts.......................        (2,378)        (2,378)           --            --            --              --
                                              -------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
    investments and foreign exchange........    (1,195,426)      (919,149)      694,431       688,478    (6,967,106)     (6,519,668)
                                              -------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.................  $   (952,393)  $   (458,517)  $ 1,300,316   $ 1,261,163   $(6,477,958)   $ (6,434,411)
                                              -------------------------------------------------------------------------------------
                                              -------------------------------------------------------------------------------------

---------------
* Net of foreign withholding taxes on
  interest and dividends of.................  $         83   $        385   $        83   $        --   $    20,353    $     10,491
                                              -------------------------------------------------------------------------------------
                                              -------------------------------------------------------------------------------------

See Notes to Financial Statements

----------------
72

----------------

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1998 (UNAUDITED)

                                                                   MULTI-       MULTI-                     ASSET
                                                      MULTI-       MANAGED      MANAGED      MULTI-     ALLOCATION:
                                                      MANAGED     MODERATE      INCOME/     MANAGED     DIVERSIFIED
                                                      GROWTH       GROWTH       EQUITY       INCOME       GROWTH          STOCK
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income.............................  $   243,033  $   460,632  $   605,885  $  572,685  $    489,148    $    85,257
Net realized gain (loss) on investments...........      187,865       69,023      159,233      10,225      (633,607)       898,424
Net realized foreign exchange gain (loss) on other
  assets and liabilities..........................       23,984       53,282       71,525      75,195         7,344         (8,399)
Net realized gain (loss) on options contracts.....       (1,958)      10,020           --          --            --             --
Change in unrealized appreciation/depreciation on
  investments.....................................   (1,363,228)  (1,021,807)     482,347     612,651    (6,341,160)    (7,411,195)
Change in unrealized foreign exchange gain/loss on
  other assets and liabilities....................      (39,711)     (27,289)     (18,674)     (9,593)          317          1,502
Change in unrealized appreciation/depreciation on
  written options contracts.......................       (2,378)      (2,378)          --          --            --             --
                                                    ------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations.................................     (952,393)    (458,517)   1,300,316   1,261,163    (6,477,958)    (6,434,411)
                                                    ------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold.........................   17,373,551   20,426,782   17,033,893  15,398,146    35,058,784     28,966,705
Cost of shares repurchased........................   (2,930,487)  (3,429,312)  (2,967,159) (1,985,295)   (2,567,148)    (2,126,052)
                                                    ------------------------------------------------------------------------------
Net increase in net assets resulting from capital
  share transactions..............................   14,443,064   16,997,470   14,066,734  13,412,851    32,491,636     26,840,653
                                                    ------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS......................   13,490,671   16,538,953   15,367,050  14,674,014    26,013,678     20,406,242

NET ASSETS:
Beginning of period...............................   32,480,561   32,622,164   25,956,742  18,377,783    50,384,404     42,084,690
                                                    ------------------------------------------------------------------------------
End of period.....................................  $45,971,232  $49,161,117  $41,323,792  $33,051,797 $ 76,398,082    $62,490,932
                                                    ------------------------------------------------------------------------------
                                                    ------------------------------------------------------------------------------

---------------
Accumulated undistributed net investment income...  $   346,895  $   612,848  $   787,378  $  743,172  $    658,463    $    77,305
                                                    ------------------------------------------------------------------------------
                                                    ------------------------------------------------------------------------------

Shares issued and repurchased:
Sold..............................................    1,330,862    1,626,767    1,411,856   1,331,426     3,023,960      2,019,557
Repurchased.......................................     (223,888)    (274,759)    (244,117)   (170,161)     (224,884)      (151,060)
                                                    ------------------------------------------------------------------------------
Net increase......................................    1,106,974    1,352,008    1,167,739   1,161,265     2,799,076      1,868,497
                                                    ------------------------------------------------------------------------------
                                                    ------------------------------------------------------------------------------

See Notes to Financial Statements

                                                                ----------------

----------------

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED MARCH 31, 1998#

                                                                   MULTI-       MULTI-                     ASSET
                                                      MULTI-       MANAGED      MANAGED      MULTI-     ALLOCATION:
                                                      MANAGED     MODERATE      INCOME/     MANAGED     DIVERSIFIED
                                                      GROWTH       GROWTH       EQUITY       INCOME       GROWTH          STOCK
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income.............................  $   233,996  $   375,550  $   467,248  $  466,369  $    504,309    $    51,271
Net realized gain on investments..................      450,946      353,817      281,459     189,755       426,906      1,303,958
Net realized foreign exchange gain (loss) on
  other assets and liabilities....................       18,930       26,437       23,750      26,463           795        (13,405)
Net unrealized appreciation/depreciation on
  investments.....................................    3,407,218    2,834,086    1,607,601     811,550     3,460,173      7,235,366
Net unrealized foreign exchange gain/loss on other
  assets and liabilities..........................       10,090        9,031        6,483       4,741        16,173           (120)
                                                    ------------------------------------------------------------------------------
Net increase in net assets resulting from
  operations......................................    4,121,180    3,598,921    2,386,541   1,498,878     4,408,356      8,577,070
                                                    ------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
  Dividends from net investment income............     (145,000)    (240,000)    (295,000)   (310,000)     (350,000)       (50,000)
  Distributions from net realized gain on
    investments...................................     (360,000)    (315,000)    (155,000)   (115,000)     (495,000)      (335,000)
                                                    ------------------------------------------------------------------------------
Total dividends and distributions to
  shareholders....................................     (505,000)    (555,000)    (450,000)   (425,000)     (845,000)      (385,000)
                                                    ------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold.........................   35,042,648   36,053,150   30,442,119  24,213,091    58,480,233     47,040,730
Proceeds from shares issued for reinvestment of
  dividends and distributions.....................      505,000      555,000      450,000     425,000       845,000        385,000
Cost of shares repurchased........................   (6,683,267)  (7,029,907)  (6,871,918) (7,334,186)  (12,504,185)   (13,533,110)
                                                    ------------------------------------------------------------------------------
Net increase in net assets resulting from capital
  share transactions..............................   28,864,381   29,578,243   24,020,201  17,303,905    46,821,048     33,892,620
                                                    ------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS......................   32,480,561   32,622,164   25,956,742  18,377,783    50,384,404     42,084,690

NET ASSETS:
Beginning of period...............................            0            0            0           0             0              0
                                                    ------------------------------------------------------------------------------
End of period.....................................  $32,480,561  $32,622,164  $25,956,742  $18,377,783 $ 50,384,404    $42,084,690
                                                    ------------------------------------------------------------------------------
                                                    ------------------------------------------------------------------------------

---------------
Accumulated undistributed (distributions in excess
  of) net investment income.......................  $   103,862  $   152,216  $   181,493  $  170,487  $    169,315    $    (7,952)
                                                    ------------------------------------------------------------------------------
                                                    ------------------------------------------------------------------------------

Shares issued and repurchased:
Sold..............................................    3,051,992    3,193,790    2,768,731   2,243,277     5,347,715      3,890,293
Issued in reinvestment of dividends and
  distributions...................................       43,395       48,593       40,581      39,192        77,457         30,323
Repurchased.......................................     (567,213)    (605,686)    (606,962)   (655,273)   (1,123,496)    (1,049,317)
                                                    ------------------------------------------------------------------------------
Net increase......................................    2,528,174    2,636,697    2,202,350   1,627,196     4,301,676      2,871,299
                                                    ------------------------------------------------------------------------------
                                                    ------------------------------------------------------------------------------

# Commenced operations April 15, 1997

See Notes to Financial Statements

----------------
74

----------------

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. DESCRIPTION OF BUSINESS: Seasons Series Trust ("the Trust"), organized as a Massachusetts business trust on October 10, 1995, is an open-end, management investment company. It was established to provide a funding medium for certain annuity contracts issued by Variable Annuity Account Five (the "Account"), a separate account of Anchor National Life Insurance Company (the "Life Company"), organized under the laws of the state of Arizona.

The Trust currently issues six separate series of shares ("Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objective. All shares may be purchased or redeemed by the Account at net asset value without any sales or redemption charge.

The investment objectives for each portfolio are as follows:

The MULTI-MANAGED GROWTH PORTFOLIO seeks long-term growth of capital.

The MULTI-MANAGED MODERATE GROWTH PORTFOLIO seeks long-term growth of capital, with capital preservation as a secondary objective.

The MULTI-MANAGED INCOME/EQUITY PORTFOLIO seeks conservation of principal while maintaining some potential for long-term growth of capital.

The MULTI-MANAGED INCOME PORTFOLIO seeks capital preservation.

The ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO seeks capital appreciation.

The STOCK PORTFOLIO seeks long-term capital appreciation, and secondarily, increasing dividend income through investments primarily in well-established growth companies.

SunAmerica Asset Management Corp. ("SunAmerica" or the "Adviser"), an indirect, wholly owned subsidiary of the Life Company, serves as investment adviser for all the Portfolios of the Trust. Janus Capital Corporation ("Janus") and Wellington Management Company, LLP ("WMC") both serve as subadvisers for each of the Multi-Managed Portfolios. Each of Janus and WMC manages one particular portion of the assets (each, a "Managed Component" or "component") of each of the Multi-Managed Portfolios, subject to the supervision of SunAmerica. Putnam Investment Management, Inc. ("Putnam") serves as subadviser for the Asset
Allocation: Diversified Growth Portfolio and T. Rowe Price Associates, Inc. ("T. Rowe Price") serves as subadviser for the Stock Portfolio, each subject to the supervision of SunAmerica. (Janus, WMC, Putnam and T. Rowe Price are referred to herein individually as a "Subadviser," and collectively as the "Subadvisers.") In addition to being responsible for overall supervision of each Portfolio, SunAmerica manages one or more particular components of each of the Multi-Managed Portfolios.

Each Multi-Managed Portfolio is organized as a "non-diversified" Portfolio of the Trust (as such term is defined under the Investment Company Act of 1940, as amended), subject, however, to certain tax diversification requirements.

Investments in each Multi-Managed Portfolio (and redemption requests) will be allocated among the Managed Components of such Portfolio as described in the chart below. The Trust expects that differences in investment returns among the Managed Components of a Multi-Managed Portfolio will cause the actual percentage of the Portfolio's assets allocated to each component to vary from the target allocation over the course of a calendar quarter. Accordingly, the assets of each Multi-Managed Portfolio will be reallocated or "rebalanced" among the Managed Components on at least a quarterly basis to restore the target allocations for such Portfolio.

                           Managed Components As a Target Percentage
                                of each Multi-Managed Portfolio
                 --------------------------------------------------------------
                   SunAmerica/                                        WMC/
                   Aggressive        Janus/        SunAmerica/        Fixed
                     Growth          Growth         Balanced         Income
   PORTFOLIO        component       component       component       component
---------------  ---------------  -------------  ---------------  -------------
Multi-Managed
  Growth
  Portfolio               20%             40%             20%             20%
Multi-Managed
  Moderate
  Growth
  Portfolio               18%             28%             18%             36%
Multi-Managed
  Income/
  Equity
  Portfolio                0%             18%             28%             54%
Multi-Managed
  Income
  Portfolio                0%              8%             17%             75%

2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. In the opinion of management of the Trust, the accompanying financial

                                                                ----------------
statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Trust at September 30, 1998, and the results of its operations, the changes in its net assets and its financial highlights for the period then ended. The following is a summary of the significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATIONS: Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Nonconvertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security's price is available from more than one foreign exchange, a portfolio uses the exchange that is the primary market for the security. Futures contracts are valued at the last sale price established each day by the board of trade or exchange on which they are traded. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust's Trustees.

FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar.

The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include realized foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rate.

SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Securities transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. The Trust amortizes premiums and accretes discounts on fixed income securities, as well as those original issue discounts for which amortization is required for federal income tax purposes; gains and losses realized upon the sale of such securities are based on their identified cost. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates.

Common expenses incurred by the Trust are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

Dividends from net investment income and capital gain distributions, if any, are paid annually.

The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in capital. Net investment income/loss, net realized gain/loss, and net assets are not affected.

----------------
76

For the period ended March 31, 1998, the reclassification arising from "book/tax" differences resulted in increases (decreases) to the components of net assets as follows:

                         Accumulated     Accumulated
                        Undistributed   Undistributed
                        Net Investment  Net Realized    Paid-In
                        Income/(Loss)    Gain/(Loss)    Capital
                        --------------  -------------  ---------
Multi-Managed Growth
  Portfolio               $   14,866     $   (12,625)  $  (2,241)
Multi-Managed Moderate
  Growth Portfolio            16,666         (14,425)     (2,241)
Multi-Managed Income/
  Equity Portfolio             9,245          (7,004)     (2,241)
Multi-Managed Income
  Portfolio                   14,118         (11,877)     (2,241)
Asset Allocation:
  Diversified Growth
  Portfolio                   15,006         (12,765)     (2,241)
Stock Portfolio               (9,223)         11,464      (2,241)

ORGANIZATIONAL EXPENSES: Costs incurred by the Adviser in connection with the organization and registration of the Trust amounted to $91,410. Organizational expenses are amortized on a straight line basis by each applicable Portfolio of the Trust over the period of benefit not to exceed 60 months from the date the respective Portfolio commenced operations.

3. OPERATING POLICIES:
REPURCHASE AGREEMENTS: The Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in joint repo transactions with other affiliated investment companies.

At September 30, 1998, The Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios had a 2.2%, 2.2%, 1.3% and 0.6%, respectively, undivided interest, representing $2,873,000, $2,872,000, $1,767,000 and $753,000, respectively, in principal amount, in a joint repo with PaineWebber, Inc. which is dated September 30, 1998, bears interest at the rate of 5.20% per annum, has a principal amount of $131,433,000 and a repurchase price of $131,451,985, matures October 1, 1998 and is collateralized by $50,000,000 of U.S. Treasury Bonds (bearing interest at the rate of 5.25% per annum and maturing August 15, 2003), $40,000,000 of U.S. Treasury Bonds (bearing interest at the rate of 6.13% per annum and maturing November 15, 2027) and $32,400,000 of U.S. Treasury Bonds (bearing interest at the rate of 6.25% per annum and maturing February 15, 2003), which together have an approximate value of $134,487,192.

In addition at September 30, 1998, the above-mentioned Portfolios had a 0.3%, 0.5%, 0.3% and 0.7%, respectively, undivided interest, representing $310,000, $640,000, $380,000 and $905,000, respectively, in principal amount, in a joint repo with J.P. Morgan Securities, Inc., which is dated September 30, 1998, bears interest at a rate of 5.40% per annum, has a principal amount of $121,325,000 and a repurchase price of $121,343,199, matures October 1, 1998 and is collateralized by $52,907,000 of U.S. Treasury Bonds (bearing interest at the rate of 6.38% per annum and maturing January 15, 2000) and $64,769,000 of U.S. Treasury Notes (bearing interest at the rate of 6.25% per annum and maturing April 30, 2001), which together have an approximate value of $124,307,234.

At September 30, 1998, the Multi-Managed Growth and Multi-Managed Moderate Growth also had a 0.8%, respectively, undivided interest, representing $1,000,000, respectively, in principal amount, in a joint repo with State Street Bank and Trust Co., which is dated September 30, 1998, bears interest at the rate of 5.33% per annum, has a principal amount of $130,000,000 and a repurchase price of $130,019,247, matures October 1, 1998 and is collateralized by $39,430,000 of U.S. Treasury Notes (bearing interest at the rate of 5.50% per annum and maturing December 31, 2000), $19,180,000 of U.S. Treasury Notes (bearing interest at the rate of 6.13% per annum and maturing December 31, 2001), $16,490,000 of U.S. Treasury Bonds (bearing interest at the rate of 6.88% per annum and maturing August 15, 2025), $9,620,000 of U.S. Treasury Notes (bearing interest at the rate of 7.75% per annum and maturing November 30, 1999), $19,155,000 of U.S. Treasury Notes (bearing interest at the rate of 6.25% per annum and maturing August 31, 2002) and $13,340,000 of U.S. Treasury Bonds (bearing interest at the rate of 12.75% per annum and maturing November 15, 2010), which together have an approximate value of $132,620,236.

FORWARD FOREIGN CURRENCY CONTRACTS: Certain portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily using

                                                                ----------------
the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On settlement date, the Portfolio records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

OPTIONS: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Portfolio writes a call or a put option, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option.

During the six months ended September 30, 1998, transactions in written option contracts were as follows:

                                               MULTI-MANAGED GROWTH
                                           ----------------------------
                                              CONTRACTS       AMOUNT
                                           ---------------  -----------
Written option contracts as of 3/31/98...             0      $       0
Options written during the year..........           (85)       (66,536)
Written options assigned during the
  year...................................             3          1,603
Written options closed during the year...            47         20,872
Net realized gain on written options
  closed.................................            --         16,732
                                                     --
                                                            -----------
Written option contracts as of 9/30/98...           (35)     ($ 27,329)
                                                     --
                                                     --
                                                            -----------
                                                            -----------


                                              MULTI-MANAGED MODERATE
                                                      GROWTH
                                           ----------------------------
                                              CONTRACTS       AMOUNT
                                           ---------------  -----------
Written option contracts as of 3/31/98...             0      $       0
Options written during the year..........           (80)       (63,537)
Written options assigned during the
  year...................................             2          1,069
Written options closed during the year...            43         19,266
Net realized gain on written options
  closed.................................            --         15,873
                                                     --
                                                            -----------
Written option contracts as of 9/30/98...           (35)     ($ 27,329)
                                                     --
                                                     --
                                                            -----------
                                                            -----------

4. PORTFOLIO SECURITIES: The Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal tax provision is required.

The amounts of aggregate unrealized gain (loss) and the cost of investment securities, including short-term securities at September 30, 1998, were as follows:

                                                        MULTI-          MULTI-
                                        MULTI-          MANAGED         MANAGED
                                        MANAGED        MODERATE         INCOME/
                                        GROWTH          GROWTH          EQUITY
                                     -------------   -------------   -------------
Cost...............................  $  44,049,250   $  47,430,645   $  38,870,157
                                     -------------   -------------   -------------
                                     -------------   -------------   -------------
Aggregate unrealized
  gain.............................  $   4,208,178   $   3,782,264   $   2,725,575
Aggregate unrealized
  (loss)...........................     (2,164,188)     (1,969,985)       (635,627)
                                     -------------   -------------   -------------
Unrealized gain (loss), net........  $   2,043,990   $   1,812,279   $   2,089,948
                                     -------------   -------------   -------------
                                     -------------   -------------   -------------

                                                         ASSET
                                        MULTI-        ALLOCATION:
                                        MANAGED       DIVERSIFIED
                                        INCOME          GROWTH           STOCK
                                     -------------   -------------   -------------
Cost...............................  $  31,218,301   $ 81,576,311    $  62,937,370
                                     -------------   -------------   -------------
                                     -------------   -------------   -------------
Aggregate unrealized
  gain.............................  $   1,810,152   $  3,037,291    $   5,498,598
Aggregate unrealized
  (loss)...........................       (385,951)    (5,918,278)      (5,674,427)
                                     -------------   -------------   -------------
Unrealized gain (loss), net........  $   1,424,201   $ (2,880,987)   $    (175,829)
                                     -------------   -------------   -------------
                                     -------------   -------------   -------------

5. MANAGEMENT OF THE TRUST: The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Management Agreement") with SunAmerica to handle the Trust's day-to-day affairs, to provide investment advisory services, office space, and other facilities for the management of the affairs of the Trust, and to pay the compensation of certain officers of the Trust who are affiliated persons of SunAmerica.

----------------
78

Pursuant to the Management Agreement entered into between the Adviser and the Trust, on behalf of each Portfolio, each Portfolio pays the Adviser a fee, payable monthly, computed daily at the annual rates of .89% of average daily net assets ("Assets") for the Multi-Managed Growth Portfolio, .85% of Assets for the Multi-Managed Moderate Growth Portfolio, .81% of Assets for the Multi-Managed Income/Equity Portfolio, .77% of Assets for the Multi-Managed Income Portfolio,
 .85% of Assets for the Asset Allocation: Diversified Growth Portfolio and .85% of Assets for the Stock Portfolio.

The Management Agreement authorizes SunAmerica to retain one or more subadvisers to make the investment decisions for the Portfolios, and to place the purchase and sale orders for portfolio transactions. The organizations below serve as Subadvisers to the portfolios pursuant to Subadvisory Agreements with SunAmerica. Each of the Subadvisers is independent of SunAmerica and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SunAmerica, which pays the Subadvisers' fees. All Subadvisory fees are payable by the Adviser to the respective Subadviser and do not increase Portfolio expenses.

Each Subadviser is paid monthly by SunAmerica a fee equal to a percentage of the Assets of the Portfolio allocated to the Subadviser. SunAmerica has agreed to pay Janus a composite fee of .60% on the first $200 million and .55% on Assets over $200 million, and WMC a composite fee of .225% on the first $100 million,
 .125% on the next $100 million and .10% on Assets over $200 million, in each case based on the aggregate Assets it manages in the four Multi-Managed Portfolios. In addition, SunAmerica has agreed to pay each of Putnam and T. Rowe Price a fee at the following annual rates, expressed as a percentage of the Assets of the respective Portfolio: with regard to the Asset Allocation:
Diversified Growth Portfolio, .55% on the first $150 million, .50% on the next $150 million and .40% on Assets over $300 million; and, with regard to the Stock Portfolio, .50% on the first
$40 million and .40% on Assets over $40 million.

The Adviser has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the Portfolio's Assets: Multi-Managed Growth Portfolio, 1.29%; Multi-Managed Moderate Growth Portfolio, 1.21%; Multi-Managed Income/Equity Portfolio, 1.14%; Multi-Managed Income Portfolio, 1.06%; Asset
Allocation: Diversified Growth Portfolio, 1.21%; and Stock Portfolio, 1.21%. The Adviser also may voluntarily waive or reimburse additional amounts to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Further, any waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and remain in compliance with the foregoing expense limitations.

At September 30, 1998, the amounts repaid to the Adviser which are included in the management fee along with the remaining balance subject to recoupment are as follows:

                                                        BALANCE
                                        AMOUNT        SUBJECT TO
                                       RECOUPED       RECOUPMENT
                                     -------------   -------------
Multi-Managed Growth Portfolio.....  $     19,221    $      4,425
Multi-Managed Moderate Growth
  Portfolio........................        12,654          17,273
Multi-Managed Income/Equity
  Portfolio........................         1,730          36,414
Multi-Managed Income Portfolio.....            --          55,200
Asset Allocation: Diversified
  Growth Portfolio.................            --         104,351
Stock Portfolio....................        10,325              --

6. PURCHASES AND SALES OF SECURITIES: Information with respect to purchases and sales of long-term securities for the six months ended September 30, 1998 was as follows:

                                                        MULTI-          MULTI-
                                        MULTI-          MANAGED         MANAGED
                                        MANAGED        MODERATE         INCOME/
                                        GROWTH          GROWTH          EQUITY
                                     -------------   -------------   -------------
Purchases of portfolio
  securities.......................  $  32,328,164   $  33,123,057   $  25,002,766
Sales of portfolio
  securities.......................     21,149,592      19,355,351      11,485,735
U.S. government securities excluded
  above were as follows:
Purchases of U.S. government
  securities.......................      4,438,453       6,895,808      10,945,982
Sales of U.S. government
  securities.......................      3,293,829       3,713,091       5,501,225

                                                         ASSET
                                        MULTI-        ALLOCATION:
                                        MANAGED       DIVERSIFIED
                                        INCOME          GROWTH           STOCK
                                     -------------   -------------   -------------
Purchases of portfolio
  securities.......................  $  18,323,736   $ 77,765,426    $  34,226,470
Sales of portfolio securities......      5,523,311     46,204,369       12,337,546
U.S. government securities excluded
  above were as follows:
Purchases of U.S. government
  securities.......................      9,143,335     17,824,028               --
Sales of U.S. government
  securities.......................      2,470,619     12,705,506               --

                                                                ----------------

----------------
80

7. SUBSEQUENT EVENTS: On August 19, 1998, SunAmerica Inc. entered into an agreement with American International Group, Inc. ("AIG"). Under the terms of the agreement, SunAmerica Inc. will merge with and into AIG, and consequently, SunAmerica Asset Management Corp. ("SAAMCo"), which acts as investment adviser of the Trust, will become a subsidiary of AIG. SAAMCo will not change its name and no organizational changes are currently planned which would affect services provided to the Trust. As a result of the merger, contract owners of record as of October 30, 1998 are being asked to submit voting instructions for the approval of a new investment advisory and management agreement with SAAMCo, to take effect upon consummation of the merger, as well as certain other matters. The new agreement will be identical to the current agreement in all respects except for its effective date and termination date and will have no effect on the fees or expenses payable by the Trust or its contract owners. The merger transaction is expected to be consummated in late 1998 or early 1999.

                                                                ----------------

----------------

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

-------------------------------------------------------------------------------------------------------------------------

                                                                    DIVIDENDS
                                                                    DECLARED     DIVIDENDS     NET                  NET
            NET ASSET                 NET REALIZED &                FROM NET     FROM NET     ASSET               ASSETS
              VALUE        NET          UNREALIZED     TOTAL FROM    INVEST-     REALIZED     VALUE               END OF
  PERIOD    BEGINNING   INVESTMENT    GAIN(LOSS) ON    INVESTMENT     MENT        GAIN ON     END OF    TOTAL     PERIOD
  ENDED     OF PERIOD  INCOME(1)(2)    INVESTMENTS     OPERATIONS    INCOME     INVESTMENTS   PERIOD  RETURN(3)   (000'S)
-------------------------------------------------------------------------------------------------------------------------

                                             Multi-Managed Growth Portfolio

4/15/97-
3/31/98      $10.00       $0.18           $2.95          $3.13        $(0.08)      $(0.20)    $12.85    31.55%    $32,481
9/30/98(5)    12.85        0.08           (0.28)         (0.20)       --           --         12.65    (1.56)      45,971

                                         Multi-Managed Moderate Growth Portfolio
4/15/97-
3/31/98       10.00        0.27            2.40           2.67        (0.13)       (0.17)     12.37     26.86      32,622

9/30/98(5)    12.37        0.14           (0.18)         (0.04)       --           --         12.33    (0.32)      49,161

                                          Multi-Managed Income/Equity Portfolio
4/15/97-
3/31/98       10.00        0.41            1.68           2.09        (0.20)       (0.10)     11.79     21.10      25,957
9/30/98(5)    11.79        0.22            0.25           0.47        --           --         12.26      3.99      41,324

                                             Multi-Managed Income Portfolio
4/15/97-
3/31/98       10.00        0.51            1.15           1.66        (0.27)       (0.10)     11.29     16.81      18,378
9/30/98(5)    11.29        0.26            0.30           0.56        --           --         11.85      4.96      33,052

                                     Asset Allocation: Diversified Growth Portfolio
4/15/97-
3/31/98       10.00        0.23            1.76           1.99        (0.12)       (0.16)     11.71     20.09      50,384
9/30/98(5)    11.71        0.09           (1.04)         (0.95)       --           --         10.76    (8.11)      76,398

                                                     Stock Portfolio
4/15/97-
3/31/98       10.00        0.03            4.80           4.83        (0.02)       (0.15)     14.66     48.59      42,085
9/30/98(5)    14.66        0.02           (1.50)         (1.48)       --           --         13.18    (10.10)     62,491

----------
            ---------------------------------------

                           RATIO OF NET
              RATIO OF      INVESTMENT
            EXPENSES TO     INCOME TO
  PERIOD    AVERAGE NET    AVERAGE NET    PORTFOLIO
  ENDED     ASSETS(4)(6)   ASSETS(4)(6)   TURNOVER
----------
            ---------------------------------------

                Multi-Managed Growth Portfolio
4/15/97-
3/31/98       1.29%          1.52%           114%
9/30/98(5)    1.29           1.19             59

            Multi-Managed Moderate Growth Portfolio
4/15/97-
3/31/98       1.21           2.36            101
9/30/98(5)    1.21           2.18             52

             Multi-Managed Income/Equity Portfolio
4/15/97-
3/31/98       1.14           3.72             46
9/30/98(5)    1.14           3.57             37

                Multi-Managed Income Portfolio
4/15/97-
3/31/98       1.06           4.69             47
9/30/98(5)    1.06           4.55             24

             Asset Allocation: Diversified Growth
                           Portfolio
4/15/97-
3/31/98       1.21           2.06            166
9/30/98(5)    1.21           1.51             76

                        Stock Portfolio
4/15/97-
3/31/98       1.21           0.24             46
9/30/98(5)    1.14           0.32             25

----------------------------------

(1) Calculated based upon average shares outstanding

(2) After fee waivers and expense reimbursements by the investment adviser

(3) Total return is not annualized and does not reflect expenses that apply to the separate accounts of Anchor National Life Insurance Company. If such expenses had been included, total return would have been lower.

(4) Annualized

(5) Unaudited

(6) The investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been as follows:

                                                                                       NET INVESTMENT INCOME
                                                                   EXPENSES (4)                 (4)
                                                              ----------------------   ----------------------
                                                              3/31/98    9/30/98(5)    3/31/98    9/30/98(5)
                                                              --------   -----------   --------   -----------
Multi-Managed Growth Portfolio..............................    1.44%       --   %       1.37%       --   %
Multi-Managed Moderate Growth Portfolio.....................    1.40        --           2.17        --
Multi-Managed Income/Equity Portfolio.......................    1.43        --           3.43        --
Multi-Managed Income Portfolio..............................    1.50         1.15        4.25         4.46
Asset Allocation: Diversified Growth Portfolio..............    1.53         1.29        1.74         1.43
Stock Portfolio.............................................    1.26        --           0.19        --

See Notes to Financial Statements

----------------
82

J-1906-SAR (R11/98)